[FRONT COVER]

Eaton Vance Investment Trust
For the Funds:

(bullet) EV Classic California Limited Maturity Tax Free Fund (bullet) EV Classic Connecticut Limited Maturity Tax Free Fund (bullet) EV Classic Florida Limited Maturity Tax Free Fund (bullet) EV Classic Massachusetts Limited Maturity Tax Free Fund (bullet) EV Classic Michigan Limited Maturity Tax Free Fund (bullet) EV Classic New Jersey Limited Maturity Tax Free Fund (bullet) EV Classic New York Limited Maturity Tax Free Fund (bullet) EV Classic Ohio Limited Maturity Tax Free Fund
(bullet) EV Classic Pennsylvania Limited Maturity Tax Free Fund

[LOGO: Eaton Vance]

                        Semi-Annual Shareholder Report
                              September 30, 1995

Information about your mutual fund investment

Results for
the six months                                                Fund's
ending                      Dividends                         distribution   Graphic        If your combined    The after-tax
September 30,               paid by Fund      NAV per share   rate at        outline        Federal & state     equivalent yield
1995                        (During period)   at 9/30/95      9/30/95        map of...      tax rate is...      you would need is...
EV Classic California
Limited Maturity
Tax Free Fund                 $0.180         $9.69            3.68%          California        43.04%              6.46%

EV Classic Connecticut
Limited Maturity
Tax Free Fund                 $0.173         $9.65            3.55%          Connecticut       33.88%              5.81%

EV Classic Florida
Limited Maturity
Tax Free Fund                 $0.180         $9.72            3.68%          Florida           39.48%              6.08%

EV Classic Massachusetts
Limited Maturity
Tax Free Fund                 $0.185         $9.73            3.77%          Massachusetts     43.68%              6.69%

EV Classic Michigan
Limited Maturity
Tax Free Fund                 $0.180         $9.64            3.71%          Michigan          41.44%              6.34%

EV Classic New Jersey
Limited Maturity
Tax Free Fund                 $0.177         $9.74            3.61%          New Jersey        40.21%              6.04%

EV Classic New York
Limited Maturity
Tax Free Fund                 $0.180         $9.68            3.70%          New York          40.86%              6.26%

EV Classic Ohio
Limited Maturity
Tax Free Fund                 $0.178         $9.69            3.64%          Ohio              40.80%              6.15%

EV Classic Pennsylvania
Limited Maturity
Tax Free Fund                 $0.185         $9.71            3.78%          Pennsylvania      45.33%              6.91%


To Shareholders:

The global economy continues to demonstrate a pattern of slow growth with low inflation. The U.S. economy is no exception, as Gross Domestic Product should grow only modestly during 1995 at between 2% and 3%, with inflation of less than 3%. These characteristics bode well for all capital markets and particularly fixed-income markets, including municipal bonds.

Indeed, municipal bonds performed well during the first nine months of 1995 by realizing strong capital appreciation as a result of this favorable investment environment. However, during this period, the tax-exempt market underperformed the taxable market because of concern about the potential passage of major tax reform (e.g., flat tax, value added tax or consumption tax) legislation.

Were major tax reform to become law, municipal bonds would probably be underperformers relative to taxable bonds because the current tax-advantaged status of municipal bonds likely would be eliminated.

However, for many reasons, we at Eaton Vance believe there is little chance of major tax reform legislation being enacted. For example, the inherent regressivity of the various flat tax proposals will provoke much opposition, as will proposals to eliminate such tax breaks as deductions for mortgage interest and state and local taxes. Also, such proposals could seriously depress entire sectors of the U.S. economy.

Accordingly, we view this recent underperformance by municipal bonds (because of fears of tax reform) as a potential buying opportunity. Municipal bonds could represent an attractive asset class at these current relative trading relationships, with the potential for future outperformance for those investors willing to adopt a patient, long-term investment horizon.

In addition, proposals are now circulating in both Congress and the White House to reduce the nation's budget deficit by severely cutting expenditures over the next decade. If enacted, such a concept would drastically reduce the federal government's borrowing needs and, as a result, would exert a meaningful downward influence on interest rates across the entire yield curve. All fixed-income instruments, including municipal bonds, would benefit.

We will continue to monitor changes in economic and political conditions and to pursue the goal of your Fund: to provide you with a competitive distribution of tax-free income from a portfolio of quality municipal bonds.+

Sincerely,

/s/ Thomas J. Fetter

Thomas J. Fetter
President
November 20, 1995

[Photo: Thomas J. Fetter]

+ A portion of the Portfolios' income could be subject to Federal alternative minimum tax.

--------------------------------------------------------------------------------
[Bar chart]

Despite tax policy uncertainties,
tax-exempt bonds yield more
than 89% of Treasury yields

5.90%  30-yr. AA General Obligation(GO) Bonds*

9.21%  Taxable equivalent yield of investment
       for couple in 36% tax bracket

6.50%  30-yr Treasury Bonds

Principal and interest payments of Treasury securities are guaranteed by the U.S. government

*GO yield is a compilation of a representative variety of general obligation bonds and is not necessarily represented by the Fund's yield.

Statistics as of September 30, 1995.

Past performance is no guarantee of future results.

Source: Bloomberg, L.P.
--------------------------------------------------------------------------------

Management Discussion

An interview with Raymond E. Hender, Vice President, and William H. Ahern, Vice President, Portfolio Managers of the Limited Maturity Tax Free Portfolios.

Q. Ray, how would you describe the market climate in recent months?

R.H.: The economy has given a lot of mixed signals in recent months, and that has added some uncertainty to the market. On one hand, the economy continues to expand a bit. On the other hand, there is evidence that the economy is reaching a mature phase. Consumers appear to have nearly exhausted their borrowing power, and auto and home sales have flagged somewhat. Importantly, inflation has remained in check, in the 2% range. With inflation posing little threat, we feel interest rates should be stable-to-modestly lower for the foreseeable future.

Q. What changes have you made to the Portfolios?

R.H.: The Portfolios' objective of seeking to maximize income while limiting net asset volatility has remained unchanged. We did, however, slightly alter the make-up of the Portfolios to take advantage of a changing market.

From a credit standpoint, we've added to our holdings of non-rated bonds, which should provide some new opportunities for the Portfolios. We've also positioned the Portfolios' investments more evenly along the yield curve to take advantage of a flatter curve. That's preferable to concentating on one area of the curve. In some cases, focusing on the short end alone results in minimizing income, while focusing on the long end may provide too much volatility. Given a flatter yield curve, we've been able to spread our investment to offer a measure of protection against getting caught at the wrong end.

With a more constructive outlook for the market, we were comfortable in slightly increasing the Portfolios' exposure to interest rate changes. Accordingly, we've sold bonds with the lowest book yield and lowest durations and slightly increased the Portfolios' average durations.

Finally, from a quality standpoint, the Portfolios have maintained an average rating of AA.While the rating mix within the Portfolios is changing, our credit standards remain the same.

[Photo: Raymond E. Hender]

Q. Bill, what is the advantage of investing in non-rated bonds?

W.A.: Non-rated bonds may provide some unusual opportunties for investors. Eaton Vance has added to its analytical staff in recent months and has thereby enhanced its research capabilities. We can now provide the intensive research and constant monitoring that non-rated issues demand. In addition to providing opportunities to enhance the Portfolios' yields, investing in non-rated bonds represents a further diversification of the Portfolios. For example, insured issues -- which now represent 40% of the market -- are insured by only five major insurance companies. By including bonds with so-called "stand-alone ratings" -- those without third-party ratings -- we are diversifying away from these monoline insurers. I think that's a positive development for the Portfolios.

Q. What changes have you made from a sector standpoint?

W.A.: As just mentioned, we've lightened up on the insured sector a bit. We've also somewhat reduced the Portfolios' exposure to solid waste bonds and electric utilities. Finally, we have become more selective with respect to hospitals and the healthcare sector.

The solid waste sector tends to be very project-specific. Recent court rulings have eliminated floor supports for some of these projects, so there will be winners and losers in the resource recovery field. We're focusing on projects we believe will benefit from these rulings. In the electric utility sector, the onset of wholesale wheeling has reduced the credit quality of some utilities, as large customers choose less costly alternatives.

Q. Why have you been reducing your hospital exposure?

R.H.: The hospital sector has become more competitive with shifting demographics and rising pressure to reduce health care costs. In a tougher competitive environment, some hospitals will emerge with a larger market share, while others will face a bleak future. We've tried to focus on those hospitals and alternative health care facilities, such as assisted living centers, that will be among the beneficiaries of the newly competitive climate.

Q. What kind of hospitals are you looking at?

W.A.: We look for hospitals that have especially favorable demographics. Others may have a unique market niche, such as rehabilitation or organ transplants. Finally, we look for hospitals that have formed strategic alliances with health maintenace organizations (HMOs). It's clear that HMOs represent the wave of the future for health care. The hospitals that have formed these alliances, or have merged with other institutions, have managed to sharply reduce their cost structures. As a result, we believe they can deliver health care more efficiently.

Q. Earlier you mentioned maintaining strict credit standards. Could you expand a bit on that theme?

R.H.: Certainly. At Eaton Vance, we have established very rigorous credit standards. We follow a credit-intensive approach and monitor issuers very closely for any change in their creditworthiness. We try to detect early any sign of deteriorating conditions that might adversely affect an issuer's cash flows or compromise its ability to comfortably meet interest payments. Unless a bond issuer can meet our strict credit criteria, we reject it as a candidate for investment and direct our investments elsewhere. That is true regardless of the market climate.

[Photo: William H. Ahern]

Q. We keep hearing about the proposals for a flat tax. Are they likely to pass in your view?

W.A.: At first blush, the flat tax is very appealing to voters. Who, after all, doesn't like the idea of lower tax rates? However, the closer people look at these proposals and their likely ramifications, the less enthusiastic they become. The dimensions of such large scale changes in the tax code are far-reaching. Such changes would affect many special interests, not to mention the possibility of eliminating the deductibility of mortgage interest. Moreover, by reducing the attractiveness of tax-free bonds, such legislation would compromise the ability of states and municipalities to raise money for much-needed projects such as health care facilities, roads and infrastructure repairs. In my view, that simply will not be tolerated by the American public. While it's very likely that tax reform will pass in some form, municipal bonds will likely retain their tax-advantaged status.

Q. Looking ahead, what is your outlook for the market?

R.H.: Because of investors' flat tax concerns -- which are greatly exaggerated in my view -- the municipal market has lagged the Treasury market in 1995. But 10-year municipal bonds still offer yields that are nearly 83% of 30-year muni yields, according to Bloomberg Financial, representing value in the intermediate range. As we noted earlier, the economy shows signs of maturing, usually a favorable time to consider bonds. And, a flat yield curve typically signals value in the intermediate range. If the Federal Reserve chooses to lower interest rates, as has been rumored for many months, the outlook for bonds could improve further. Naturally, past trends don't always provide a clue to future performance. But, in my view, fixed-income investors who want to limit their volatility while enjoying a competitive level of tax-free income, should consider the intermediate-term market.

================================================================================
EV Classic California Limited Maturity Tax Free Fund

The California economy continued to grow in 1995 as job creation gathered new momentum. The state's unemployment rate dipped below 8% for the first time since 1991. While the jobless rate remains well above the national level, the trend is nonetheless encouraging. Most job growth centered on the services industries. Total manufacturing employment was largely unchanged, although losses continued in the aircraft and defense industries. Trade remains a strong suit for California, as exports rose 15% in 1994 to $81 billion. Trade with the newly emerging markets of Taiwan, Korea, and Singapore accounts for an increasing share of that growth. The state's strength in electronics, industrial machinery, and computers suggest an improving outlook for foreign trade.
-------------------------------
Portfolio Overview

Based on market value as of September 30, 1995

[Silhouette map of California]

Number of issues        49
Average quality         AA
Investment grade        100%
Effective maturity      5.98 yrs.

Largest sectors:
        Escrowed/prerefunded             19.1%
        General obligation               13.5
        Electric utilities                9.3
        Insured electric utilities        6.1*
        Housing                           5.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================
EV Classic Connecticut Limited Maturity Tax Free Fund

The economy in Connecticut is beginning to regain its luster. Economic indicators such as job growth and personal income continue to strengthen from their late 1980's bout with layoffs. The state's deep recession led to major job losses in industries such as finance, real estate, insurance and defense, which were hard-hit by industry restructurings, and shrinking government appropriations. Together, those setbacks eroded the state's economic base. However, while the employment outlook for those industries remains relatively weak, job gains in construction, service, trade, health care and tourism have partially offset those losses and have helped put the state on the road to recovery. Connecticut has a long history of conservative financial management and is steadily moving to improve its financial picture.
---------------------------------
Portfolio Overview

Based on market value as of September 30, 1995

[Silhouette map of Connecticut]

Number of issues        34
Average quality         AA-
Investment grade        100%
Effective maturity      5.78 yrs.

Largest sectors:
        General obligations              20.8%
        Insured hospitals                15.2*
        Housing                           8.9
        Insured general obligations       7.7*
        Insured special tax               7.2*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================
EV Classic Florida Limited Maturity Tax Free Fund

The Florida economy has been slightly weaker than expected in 1995, as job growth has slowed and income growth has leveled off. Current state forecasts call for per capita income to grow 6.5% in 1995, following a 7.4% rise in 1994. The slowdown reflects a slightly slower growth in population, which is expected to rise by 1.8% in 1995. An increase in tourism has been generally offset by a decline in residential construction spending of $200 million in the first six months of the year. Single family home construction has been hurt by a bias toward less costly multi-family projects. Commercial construction, on the other hand, has risen $80 million above state forecasts. Predictably, given the state's large retirement and tourist-based economy, service industry job growth continues at a fast pace.
-------------------------------------
Portfolio Overview

[Silhouette map of Florida]

Based on market value as of September 30, 1995

Number of issues         83
Average quality          AA
Investment grade         98.9%
Effective maturity       5.82 yrs.

Largest sectors:
        Escrowed/prerefunded            22.8%
        General obligations             13.2
        Insured hospitals                8.7*
        Insured transportation           8.2*
        Utilities                        7.1

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================

================================================================================
EV Classic Massachusetts Limited Maturity Tax Free Fund

Massachusetts' employment levels have climbed sharply in recent years, recovering roughly 60% of the jobs lost in the last recession. Recent jobless rates have remained at or below the national rate, and personal income growth continues to accelerate. Growth has been especially impressive in the high technology and financial sectors. In addition, the Commonwealth has greatly improved its financial position. As a result, Massachusetts now enjoys enhanced liquidity and more leeway with respect to operations and should record a modest surplus in the current fiscal year. Reflecting that progress, the Commonwealth's debt ratings have been upgraded to A1 and A+. The Weld administration has recently initiated efforts to control social spending. While opening a thorny political issue, the move could result in further fiscal improvements in the future.
----------------------------------------
Portfolio Overview

[Silhouette map of Massachusetts]

Based on market value as of September 30, 1995

Number of issues         77
Average quality          AA
Investment grade         98.3%
Effective maturity       5.74 yrs.

Largest sectors:
        Escrowed/prerefunded            21.4%
        Insured general obligations     13.1*
        Hospitals                       10.6
        General obligations              9.5
        Education                        7.4

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================
EV Classic Michigan Limited Maturity Tax Free Fund

Michigan's economy has remained on the upswing in 1995, as the retail, construction, and manufacturing sectors each continued to post good results. Motor vehicle sales, while below 1994's blistering 8.5% growth rate, continue at an annual rate well above 15 million units.The state's wage and salary levels rose slightly from last year, with construction employment especially robust, registering a 12% gain. Michigan's tax revenues are running well above last year's, with most of the revenue increase the result of strong growth in income, single-business, and use taxes. As a result of cost containment measures, tax and educational funding reforms, strong personal income growth and tax revenue growth, Michigan's financial picture has brightened.
---------------------------------
Portfolio Overview

[Silhouette map of Michigan]

Based on market value as of September 30, 1995

Number of issues         30
Average quality          AA-
Investment grade         100%
Effective maturity       6.00 yrs.

Largest sectors:
        Insured general obligations     16.1%*
        General obligations             14.7
        Hospitals                       10.4
        Special tax revenue             10.2
        Water & sewer revenue            8.5

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================
EV Classic New Jersey Limited Maturity Tax Free Fund

The New Jersey economy has reflected the slower activity of the national scene.The state's unemployment rate stood at 6.8% in July, well above the national rate. On a more positive note, the service sector continued to add jobs. More than two-thirds of the 52,000 private sector jobs created in the past year were generated by the business, management, engineering, retailing, food services, and health care.While housing starts were depressed, outlays for commercial construction and public works projects remained fairly strong. New Jersey has benefited from its increasingly well-managed financial operations and a strong display of fiscal prudence. Implementing stricter cost controls and reductions in expenditures, New Jersey is providing a model for other states hoping to control social spending.
-----------------------------------
Portfolio Overview

[Silhouette map of New Jersey]

Based on market value as of September 30, 1995

Number of issues         78
Average quality          AA
Investment grade         99.6%
Effective maturity       6.62 yrs.

Largest sectors:
        General obligations             13.3%
        Housing                         13.1
        Transportation                  12.9
        Insured general obligations     11.8*
        Insured transportation           8.5*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================

================================================================================
EV Classic New York Limited Maturity Tax Free Fund

The state economy has suffered from cutbacks in key industries, with job growth remaining flat. Moreover, New York is nearing a critical juncture, facing rising social costs at a time when the administration is proposing tax cuts. Governor Pataki's goal of matching spending to ongoing revenue resources is positive for the state's long-term credit standing but may produce near-term turmoil. The 1996-97 budget talks are likely to be especially contentious given the need to balance tax reductions with spending cuts. The state anxiously awaits the outcome of the Medicaid funding debate in Congress, given its $10 billion Medicaid bill. New Yorkers also face the issue of debt reform, which, if passed by voters, could lead to a more responsible borrowing process.
--------------------------------------
Portfolio Overview

[Silhouette map of New York

Based on market value as of September 30, 1995

Number of issues         81
Average quality          AA
Investment grade         100%
Effective maturity       5.73 yrs.

Largest sectors:
        Escrowed/prerefunded            15.5%
        Education                        9.5
        Insured transportation           8.6*
        Special tax revenue              8.5
        General obligations              8.1

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================
EV Classic Ohio Limited Maturity Tax Free Fund

The Ohio job market remained strong in 1995. The state's 5.2% unemployment rate in September was ranked third lowest among the eleven largest states. Orders for durable goods remained robust, providing a boost to the state's manufacturing sector. Demand for automobiles, auto parts, and aircraft equipment was particularly strong. And the state's manufacturing sector remains a major beneficiary of foreign demand. While personal income tax receipts were running slightly below estimates for the year, corporate tax receipts were significantly higher than expected. Moreover, the Ohio financial outlook remains encouraging, helped by a tightening of the pursestrings with regard to social spending and a generally optimistic economic outlook.
---------------------------------------
Portfolio Overview

[Silhouette map of Ohio]

Based on market value as of September 30, 1995

Number of issues         40
Average quality          AA-
Investment grade         91.9%
Effective maturity       6.97 yrs.

Largest sectors:
        Insured general obligations          23.5%*
        General obligations                  16.7
        Health care                           8.5
        Water & sewer revenue                 8.2
        Industrial development revenue        8.1

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================
EV Classic Pennsylvania Limited Maturity Tax Free Fund

The Pennsylvania economy continues to improve, with the service sector accounting for nearly two-thirds of the state's job gains, with health services and social services pacing the gains. Durable goods manufacturing also added significantly to job growth, led by metals and industrial machinery. Pennsylvania has now posted three consecutive years with surplus operations. That marks a significant departure from the early 1990s, when a declining cyclical economy and rising social costs wreaked havoc with the state's finances. Importantly, with an improved economic mix, Pennsylvania's fiscal outlook has benefited from a tax package implemented in 1991, as well as from stricter cost controls and an improving revenue base resulting from a stronger economy.
-------------------------------------
Portfolio Overview

[Silhouette map of Pennsylvania]

Based on market value as of September 30, 1995

Number of issues         84
Average quality          AA
Investment grade         96.7%
Effective maturity       6.01 yrs.

Largest sectors:
        Escrowed/prerefunded            23.2%
        Hospitals                       11.7
        Insured hospitals                9.6*
        Insured general obligations      7.5*
        Insured education                5.7*

* Private insurance does not remove the risk of loss of principal due to changes in market conditions that is associated with this investment.
================================================================================

                   EV Classic Limited Maturity Tax Free Funds
                             Financial Statements
                     Statements of Assets and Liabilities
                        September 30, 1995 (Unaudited)

                                Classic        Classic        Classic        Classic
                              California     Connecticut      Florida    Massachusetts       Classic
                                Limited        Limited        Limited        Limited        Michigan
                                 Fund           Fund           Fund           Fund        Limited Fund
                              -----------    -----------    -----------    -----------   -------------
Assets:
 Investments -
  Identified cost             $7,188,802     $1,052,775     $8,804,199     $5,215,417      $3,923,116
  Unrealized appreciation
  (depreciation)                  59,534          5,035        (95,600)        37,869         174,642
                                ---------      ---------      ---------      ---------      -----------
 Total investment in
  Portfolio, at value
  (Note 1A)                   $7,248,336     $1,057,810     $8,708,599     $5,253,286      $4,097,758
 Receivable for Fund
  shares sold                     53,153             --             --             --             568
 Receivable from the
  Administrator (Note 4)          14,911          5,349         11,564         12,297           7,334
 Deferred organization
  expenses (Note 1D)               6,836          7,309          4,623          7,037           6,772
                                ---------      ---------      ---------      ---------      -----------
    Total assets              $7,323,236     $1,070,468     $8,724,786     $5,272,620      $4,112,432
                                ---------      ---------      ---------      ---------      -----------
Liabilities:
 Dividends payable            $    5,872     $      837     $    7,113     $    4,349      $    3,358
 Payable for Fund shares
  redeemed                            --          2,110         26,196            908              --
 Payable to affiliates -
  Trustees' fees                      43             --             43             43              --
  Custodian fee                       84             84             84             84              84
 Accrued expenses                  3,349          2,000          3,999          2,974           2,780
                                ---------      ---------      ---------      ---------      -----------
    Total liabilities         $    9,348     $    5,031     $   37,435     $    8,358      $    6,222
                                ---------      ---------      ---------      ---------      -----------
Net Assets                    $7,313,888     $1,065,437     $8,687,351     $5,264,262      $4,106,210
                                =========      =========      =========      =========      ===========

Sources of Net Assets:
 Paid-in capital              $7,836,348     $1,151,194     $9,646,742     $5,385,174      $4,489,013
 Accumulated net realized
  loss on investment  and
  financial futures
  transactions  (computed
  on the basis of
  identified cost)              (582,119)       (90,024)      (862,357)      (154,109)       (556,456)
 Accumulated undistributed
  (distributions in
   excess of) net
  investment income                  125           (768)        (1,434)        (4,672)           (989)
 Unrealized appreciation
  (depreciation) of
   investments from
  Portfolio (computed
   on the basis of
  identified cost)                59,534          5,035        (95,600)        37,869         174,642
                                ---------      ---------      ---------      ---------      -----------
    Total                     $7,313,888     $1,065,437     $8,687,351     $5,264,262      $4,106,210
                                =========      =========      =========      =========      ===========
Shares of Beneficial
  Interest Outstanding           754,577        110,355        893,358        540,952         425,866
                                =========      =========      =========      =========      ===========
Net Asset Value, Offering
  Price and Redemption
  Price Per Share
 (net assets / shares of
  beneficial interest
  outstanding) (Note 6)            $9.69          $9.65          $9.72          $9.73           $9.64
                                =========      =========      =========      =========      ===========

                      See notes to financial statements

                      Statements of Assets and Liabilities
                        September 30, 1995 (Unaudited)

                                Classic        Classic        Classic
                              New Jersey      New York         Ohio           Classic
                                Limited        Limited        Limited      Pennsylvania
                                 Fund           Fund           Fund        Limited Fund
                              -----------    -----------    -----------   -------------
Assets:
 Investments -
  Identified cost             $2,404,162     $4,844,271     $4,245,448      $8,032,988
  Unrealized appreciation
  (depreciation)                  35,350        (39,076)       132,286         (62,042)
                                ---------      ---------      ---------      -----------
 Total investment in
  Portfolio, at value
   (Note 1A)                  $2,439,512     $4,805,195     $4,377,734      $7,970,946
 Receivable for Fund
  shares sold                         --             --            250          10,000
 Receivable from the
  Administrator (Note 4)          13,913         11,398             --          16,168
 Deferred organization
  expenses (Note 1D)               6,802          6,514          6,625           6,419
                                ---------      ---------      ---------      -----------
    Total assets              $2,460,227     $4,823,107     $4,384,609      $8,003,533
                                ---------      ---------      ---------      -----------
Liabilities:
 Dividends payable            $    1,960     $    3,898     $    3,513      $    6,609
 Payable for Fund shares
  redeemed                            --         25,000        139,295          33,880
 Payable to affiliates -
  Trustees' fees                      43             43             --              43
  Custodian fee                       84             84             84              84
 Accrued expenses                  2,278          3,139          3,628           3,842
                                ---------      ---------      ---------      -----------
    Total liabilities         $    4,365     $   32,164     $  146,520      $   44,458
                                ---------      ---------      ---------      -----------
Net Assets                    $2,455,862     $4,790,943     $4,238,089      $7,959,075
                                =========      =========      =========      ===========
Sources of Net Assets:
 Paid-in capital              $2,539,878     $5,031,671     $4,425,321      $8,419,510
 Accumulated net realized
  loss on  investment and
  financial futures
   transactions (computed
  on the basis  of
  identified cost)              (119,477)      (200,602)      (321,220)       (393,175)
 Accumulated undistributed
   (distributions in
   excess of) net
   investment income                 111         (1,050)         1,702          (5,218)
 Unrealized appreciation
  (depreciation)  of
  investments from
  Portfolio  (computed on
  the basis of
   identified cost)               35,350        (39,076)       132,286         (62,042)
                                ---------      ---------      ---------      -----------
    Total                     $2,455,862     $4,790,943     $4,238,089      $7,959,075
                                =========      =========      =========      ===========
Shares of Beneficial
  Interest Outstanding           252,243        495,140        437,492         819,527
                                =========      =========      =========      ===========
Net Asset Value, Offering
  Price and Redemption
  Price Per Share
 (net assets / shares of
  beneficial interest
  outstanding) (Note 6)            $9.74          $9.68          $9.69           $9.71
                                =========      =========      =========      ===========

                            Statements of Operations
                 Six Months Ended September 30, 1995 (Unaudited)

                                Classic        Classic        Classic        Classic
                              California     Connecticut      Florida    Massachusetts       Classic
                                Limited        Limited        Limited        Limited        Michigan
                                 Fund           Fund           Fund           Fund        Limited Fund
                              -----------    -----------    -----------    -----------   -------------
Investment Income
  (Note 1B):
 Interest income allocated
  from Portfolio               $202,912        $34,173       $273,321       $146,244        $140,521
 Expenses allocated from
  Portfolio                     (21,077)        (2,058)       (28,712)       (15,376)        (17,036)
                                ---------      ---------      ---------      ---------      -----------
  Net investment income
  from Portfolio               $181,835        $32,115       $244,609       $130,868        $123,485
                                ---------      ---------      ---------      ---------      -----------
 Expenses -
  Compensation of Trustees
   not members of the
   Administrator's
  organization                 $    468        $     --      $     83       $     83        $     40
  Distribution costs
  (Note 5)                       34,103          5,916         46,157         25,116          22,040
  Custodian fee (Note 4)          1,167          1,428          1,502          1,669           1,291
  Transfer and dividend
  disbursing agent fees           1,629            377          1,844            544           1,872
  Printing and postage            3,977          3,189          4,068          3,358           3,744
  Legal and accounting
  services                        8,302          4,254          8,338          6,299           6,487
  Registration costs                 --             --             --          1,000             358
  Miscellaneous                      23             --             --             --              --
                                ---------      ---------      ---------      ---------      -----------
   Total expenses              $ 49,669        $15,164       $ 61,992       $ 38,069        $ 35,832
 Deduct preliminary
  allocation of expenses
  to the  Administrator
  (Note 4)                       14,911          5,349         11,564         12,297           7,334
                                ---------      ---------      ---------      ---------      -----------
    Net expenses               $ 34,758        $ 9,815       $ 50,428       $ 25,772        $ 28,498
                                ---------      ---------      ---------      ---------      -----------
     Net investment income     $147,077        $22,300       $194,181       $105,096        $ 94,987
                                ---------      ---------      ---------      ---------      -----------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss)
  from Portfolio -
  Investment transactions
  (identified cost basis)      $ 26,796        $   487       $ (1,812)      $ (1,930)       $ 13,619
  Financial futures
  contracts                     (37,225)        (6,400)       (53,257)       (27,697)        (26,293)
                                ---------      ---------      ---------      ---------      -----------
    Net realized loss on
     investments               $(10,429)       $(5,913)      $(55,069)      $(29,627)       $(12,674)
 Change in unrealized
  appreciation of
  investments                   138,921         33,714        282,858        129,731          99,152
                                ---------      ---------      ---------      ---------      -----------
      Net realized and
       unrealized gain on
        investments            $128,492        $27,801       $227,789       $100,104        $ 86,478
                                ---------      ---------      ---------      ---------      -----------
        Net increase in
          net assets from
          operations           $275,569        $50,101       $421,970       $205,200        $181,465
                                =========      =========      =========      =========      ===========

                Six Months Ended September 30, 1995 (Unaudited)

                                Classic        Classic        Classic
                              New Jersey      New York         Ohio           Classic
                                Limited        Limited        Limited      Pennsylvania
                                 Fund           Fund           Fund        Limited Fund
                              -----------    -----------    -----------   -------------
Investment Income
  (Note 1B):
 Interest income allocated
  from  Portfolio              $ 77,216       $142,265       $135,439        $228,453
 Expenses allocated from
  Portfolio                      (8,110)       (14,520)       (15,734)        (24,239)
                                ---------      ---------      ---------      -----------
  Net investment income
   from Portfolio              $ 69,106       $127,745       $119,705        $204,214
                                ---------      ---------      ---------      -----------
 Expenses-
  Compensation of Trustees
    not members of the
    Administrator's
    organization               $     --       $    378       $     40        $     83
  Distribution costs
   (Note 5)                      13,152         24,673         21,458          38,617
  Custodian fee (Note 4)          1,638          1,426          1,502           1,422
  Transfer and dividend
   disbursing agent fees            310            136          1,606           2,402
  Printing and postage            8,833          3,376          3,559           3,817
  Legal and accounting
  services                        4,001          6,291          6,777           8,838
                                ---------      ---------      ---------      -----------
   Total expenses              $ 27,934       $ 36,280       $ 34,942        $ 55,179
 Deduct preliminary
  allocation of expenses
  to the Administrator
  (Note 4)                       13,913         11,398             --          16,168
                                ---------      ---------      ---------      -----------
    Net expenses               $ 14,021       $ 24,882       $ 34,942        $ 39,011
                                ---------      ---------      ---------      -----------
     Net investment income     $ 55,085       $102,863       $ 84,763        $165,203
                                ---------      ---------      ---------      -----------
Realized and Unrealized
  Gain (Loss) on
  Investments:
 Net realized gain (loss)
  from Portfolio -
  Investment transactions
  (identified cost basis)      $ (1,085)      $  8,204       $ 28,091        $(25,312)
  Financial futures
  contracts                     (15,377)       (27,734)       (25,162)        (43,322)
                                ---------      ---------      ---------      -----------
    Net realized gain
    (loss) on investments      $(16,462)      $(19,530)      $  2,929        $(68,634)
 Change in unrealized
  appreciation
   of investments                60,833        127,495         77,830         220,440
                                ---------      ---------      ---------      -----------
      Net realized and
       unrealized gain on
       investments             $ 44,371       $107,965       $ 80,759        $151,806
                                ---------      ---------      ---------      -----------
        Net increase in
         net assets from
         operations            $ 99,456       $210,828       $165,522        $317,009
                                =========      =========      =========      ===========

                      Statements of Changes in Net Assets
               Six Months Ended September 30, 1995 (Unaudited)

                                Classic        Classic        Classic        Classic
                              California     Connecticut      Florida    Massachusetts       Classic
                                Limited        Limited        Limited        Limited        Michigan
                                 Fund           Fund           Fund           Fund        Limited Fund
                              -----------    -----------    -----------    -----------   -------------
Increase (Decrease) in Net
  Assets:
 From operations -
  Net investment income       $   147,077    $   22,300     $   194,181    $  105,096      $    94,987
  Net realized loss on
   investments                    (10,429)       (5,913)        (55,069)      (29,627)         (12,674)
  Change in unrealized
  appreciation of
  investments                     138,921        33,714         282,858       129,731           99,152
                                ---------      ---------      ---------      ---------      -----------
   Net increase in net
   assets from operations     $   275,569    $   50,101     $   421,970    $  205,200      $   181,465
                                ---------      ---------      ---------      ---------      -----------
 Distributions to
  shareholders (Note 2) -
  From net investment
  income                      $  (142,019)   $  (22,300)    $  (194,181)   $ (105,096)     $   (94,639)
  In excess of net
  investment income                    --        (1,455)           (220)         (980)              --
                                ---------      ---------      ---------      ---------      -----------
   Total distributions to
     shareholders             $  (142,019)   $  (23,755)    $  (194,401)   $ (106,076)     $   (94,639)
                                ---------      ---------      ---------      ---------      -----------
 Transactions in shares of
  beneficial interest
  (Note 3) -
  Proceeds from sales of
   shares                     $   694,697    $    3,038     $   256,807    $  521,333      $   111,960
  Net asset value of
  shares issued to
  shareholders in
    payment of
    distributions declared         96,770        16,873         125,174        84,171           65,464
  Cost of shares redeemed      (1,580,864)     (563,761)     (5,693,661)     (818,375)      (3,062,428)
                                ---------      ---------      ---------      ---------      -----------
   Decrease in net assets
    from Fund share
     transactions             $  (789,397)   $ (543,850)    $(5,311,680)   $ (212,871)     $(2,885,004)
                                ---------      ---------      ---------      ---------      -----------
    Net decrease in net
     assets                   $  (655,847)   $ (517,504)    $(5,084,111)   $ (113,747)     $(2,798,178)
Net Assets:
 At beginning of period         7,969,735     1,582,941      13,771,462     5,378,009        6,904,388
                                ---------      ---------      ---------      ---------      -----------
 At end of period             $ 7,313,888    $1,065,437     $ 8,687,351    $5,264,262      $ 4,106,210
                                =========      =========      =========      =========      ===========
Accumulated undistributed
  (distributions in excess
  of) net investment
  income included in net
  assets at end of period     $       125    $     (768)    $    (1,434)   $   (4,672)     $      (989)
                                =========      =========      =========      =========      ===========

                Six Months Ended September 30, 1995 (Unaudited)

                                              Classic        Classic        Classic
                                             New Jersey      New York         Ohio          Classic
                                              Limited        Limited        Limited      Pennsylvania
                                                Fund           Fund           Fund       Limited Fund
                                             -----------    -----------    -----------   -------------
Increase (Decrease) in Net Assets:
 From operations -
  Net investment income                     $    55,085    $   102,863    $    84,763     $   165,203
  Net realized gain (loss) on
  investments                                   (16,462)       (19,530)         2,929         (68,634)
  Change in unrealized appreciation of
    investments                                  60,833        127,495         77,830         220,440
                                              ---------      ---------      ---------      -----------
   Net increase in net assets from
     operations                             $    99,456    $   210,828    $   165,522     $   317,009
                                              ---------      ---------      ---------      -----------
 Distributions to shareholders
   (Note 2) -
  From net investment income                $   (53,461)   $  (102,780)   $   (84,763)    $  (164,437)
  In excess of net investment income                 --             --         (3,447)             --
                                              ---------      ---------      ---------      -----------
   Total distributions to shareholders      $   (53,461)   $  (102,780)   $   (88,210)    $  (164,437)
                                              ---------      ---------      ---------      -----------
 Transactions in shares of  beneficial
  interest (Note 3) -
  Proceeds from sales of shares             $   176,440    $   331,213    $    32,769     $   358,857
  Net asset value of shares issued to
    shareholders in payment of
    distributions declared                       46,663         90,229         50,313         133,945
  Cost of shares redeemed                    (1,119,662)    (1,781,058)    (1,011,829)     (2,439,202)
                                              ---------      ---------      ---------      -----------
   Decrease in net assets from Fund
     share transactions                     $  (896,559)   $(1,359,616)   $  (928,747)    $(1,946,400)
                                              ---------      ---------      ---------      -----------
    Net decrease in net assets              $  (850,564)   $(1,251,568)   $  (851,435)    $(1,793,828)
                                              ---------      ---------      ---------      -----------
Net Assets:
 At beginning of period                       3,306,426      6,042,511      5,089,524       9,752,903
                                              ---------      ---------      ---------      -----------
 At end of period                           $ 2,455,862    $ 4,790,943    $ 4,238,089     $ 7,959,075
                                              =========      =========      =========      ===========
Accumulated undistributed (distributions
  in excess of) net investment income
  included in net assets at end of
  period                                           $111       $(1,050)         $1,702         $(5,218)
                                              =========      =========      =========      ===========

                      Statements of Changes in Net Assets
                          Year Ended March 31, 1995

                                    Classic        Classic        Classic        Classic
                                   California    Connecticut      Florida    Massachusetts       Classic
                                    Limited        Limited        Limited        Limited        Michigan
                                      Fund           Fund           Fund           Fund       Limited Fund
                                   -----------    -----------    -----------    -----------   -------------
Increase (Decrease) in Net
  Assets:
 From operations -
  Net investment income          $    422,921    $    81,333   $    686,243    $   224,161     $   309,977
  Net realized loss on
    investments                      (562,761)       (78,952)      (804,739)      (117,622)       (518,635)
  Change in unrealized
    appreciation of
    investments                       425,011         61,989        880,692         94,951         497,292
                                    ---------      ---------      ---------      ---------      -----------
   Net increase in net assets
     from operations             $    285,171    $    64,370   $    762,196    $   201,490     $   288,634
                                    ---------      ---------      ---------      ---------      -----------
 Distributions to shareholders
   (Note 2) -
  From net investment income     $   (422,921)   $   (81,333)  $   (686,243)   $  (224,161)    $  (309,977)
  In excess of net investment
    income                            (65,025)       (10,076)       (92,984)       (32,437)        (42,990)
                                    ---------      ---------      ---------      ---------      -----------
   Total distributions to
     shareholders                $   (487,946)   $   (91,409)  $   (779,227)   $  (256,598)    $  (352,967)
                                    ---------      ---------      ---------      ---------      -----------
 Transactions in shares of
   beneficial interest
   (Note 3)--
  Proceeds from sales of
  shares                         $  4,247,898    $ 1,593,720   $  9,729,211    $ 3,937,604     $ 3,647,414
  Net asset value of shares
    issued to shareholders in
    payment of distributions
    declared                          263,751         67,490        538,010        211,505         259,467
  Cost of shares redeemed         (10,818,154)    (2,102,622)   (19,014,161)    (3,683,373)     (5,811,858)
                                    ---------      ---------      ---------      ---------      -----------
   Increase (decrease) in net
     assets from Fund share
     transactions                $ (6,306,505)   $  (441,412)  $ (8,746,940)   $   465,736     $(1,904,977)
                                    ---------      ---------      ---------      ---------      -----------
    Net increase (decrease)
      in net assets              $ (6,509,280)   $  (468,451)  $ (8,763,971)   $   410,628     $(1,969,310)

Net Assets:
 At beginning of year              14,479,015      2,051,392     22,535,433      4,967,381       8,873,698
                                    ---------      ---------      ---------      ---------      -----------
 At end of year                  $  7,969,735    $ 1,582,941   $ 13,771,462    $ 5,378,009     $ 6,904,388
                                    =========      =========      =========      =========      ===========
Accumulated undistributed
  (distributions in excess of)
  net investment income
  included in net assets at
  end of period                  $     (4,933)   $       687   $     (1,214)   $    (3,692)    $    (1,337)
                                    =========      =========      =========      =========      ===========

                           Year Ended March 31, 1995

                                Classic        Classic        Classic
                              New Jersey      New York         Ohio           Classic
                                Limited        Limited        Limited      Pennsylvania
                                 Fund           Fund           Fund        Limited Fund
                              -----------    -----------    -----------   -------------
Increase (Decrease) in Net
  Assets:
 From operations -
  Net investment income       $   135,362    $   308,604    $   235,498    $    461,892
  Net realized loss on
   investments                    (99,815)      (173,962)      (304,047)       (293,113)
  Change in unrealized
  appreciation of
  investments                     100,169        105,107        307,142         318,400
                                ---------      ---------      ---------      -----------
   Net increase in net
    assets from operations    $   135,716    $   239,749    $   238,593    $    487,179
                                ---------      ---------      ---------      -----------
 Distributions to
  shareholders (Note 2) -
  From net investment
  income                      $  (135,362)   $  (308,604)   $  (235,498)   $   (461,892)
  In excess of net
  investment income               (20,190)       (41,058)       (25,004)        (66,283)
                                ---------      ---------      ---------      -----------
   Total distributions to
    shareholders              $  (155,552)   $  (349,662)   $  (260,502)   $   (528,175)
                                ---------      ---------      ---------      -----------
 Transactions in shares of
  beneficial interest
  (Note 3) -
  Proceeds from sales of
    shares                    $ 2,933,944    $ 6,429,917    $ 3,331,128    $  5,729,217
  Net asset value of
  shares issued to
  shareholders in
    payment of
  distributions declared          140,656        258,129        201,293         419,800
  Cost of shares redeemed      (2,896,814)    (6,860,488)    (4,215,716)    (10,377,411)
                                ---------      ---------      ---------      -----------
   Increase (decrease) in
    net assets from Fund
    share transactions        $   177,786    $  (172,442)   $  (683,295)   $ (4,228,394)
                                ---------      ---------      ---------      -----------
    Net increase
    (decrease) in
    net assets                $   157,950    $  (282,355)   $  (705,204)   $ (4,269,390)

Net Assets:
 At beginning of year           3,148,476      6,324,866      5,794,728      14,022,293
                                ---------      ---------      ---------      -----------
 At end of year               $ 3,306,426    $ 6,042,511    $ 5,089,524    $  9,752,903
                                =========      =========      =========      ===========
Accumulated undistributed
  (distributions in excess
  of) net investment
  income included in net
  assets at end of year       $    (1,513)   $    (1,133)   $     5,149    $     (5,984)
                                =========      =========      =========      ===========

                              Financial Highlights

                                  Classic California Limited                  Classic Connecticut Limited
                              ----------------------------------   -----------------------------------------------
                                                  Year Ended                            Year Ended
                                                  March 31,                             March 31,
                                              ------------------                    ------------------
                               Six Months                            Six Months
                                 Ended                                 Ended
                               September                             September
                                  30,                                   30,
                                  1995                                  1995
                              (unaudited)      1995      1994*      (unaudited)      1995      1994*
                              ------------    -------    -------    ------------    -------    -------
Net asset value, beginning
  of period                     $ 9.520     $   9.570    $10.000      $ 9.460     $   9.500    $10.000
                                ----------      -----      -----      ----------      -----      -----
Income (loss) from
  operations:
 Net investment income          $ 0.179     $   0.348    $ 0.098      $ 0.161     $   0.344    $ 0.072
 Net realized and
  unrealized gain (loss)
  on investments                  0.170         0.003++   (0.400)       0.201         0.002++   (0.475)
                                ----------      -----      -----      ----------      -----      -----
  Total income (loss) from
    operations                  $ 0.349     $   0.351    $(0.302)     $ 0.362     $   0.346    $(0.403)
                                ----------      -----      -----      ----------      -----      -----
Less distributions:
 From net investment
  income                        $(0.179)    $  (0.348)   $(0.098)     $(0.161)    $  (0.344)   $(0.072)
 In excess of net
  investment income                  --        (0.053)    (0.030)      (0.011)       (0.042)    (0.025)
                                ----------      -----      -----      ----------      -----      -----
  Total distributions           $(0.179)    $  (0.401)   $(0.128)     $(0.172)    $  (0.386)   $(0.097)
                                ----------      -----      -----      ----------      -----      -----
Net asset value, end of
  period                        $ 9.690     $   9.520    $ 9.570      $ 9.650     $   9.460    $ 9.500
                                ==========      =====      =====      ==========      =====      =====
Total Return (1)                   3.70%         3.80%     (3.16%)       3.87%         3.78%     (4.14%)
Ratios/Supplemental
  Data**:
 Net assets, end of period
   (000 omitted)                $ 7,314     $   7,970    $14,479      $ 1,065     $   1,583    $ 2,051
 Ratio of net expenses to
  average  daily net
  assets (2)                       1.52%+        1.51%      1.48%+       1.85%+        1.37%      1.38%+
 Ratio of net investment
  income to  average daily
  net assets                       3.88%+        3.75%      2.91%+       3.40%+        3.70%      2.70%+

**For the following periods, the operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income per share and the ratios would have been:

Net investment income per
  share                         $ 0.161     $   0.320    $ 0.081      $ 0.103     $   0.192    $ 0.035
                                ==========      =====      =====      ==========      =====      =====

Ratios (As a percentage of average daily
  net assets):
  Expenses (2)                     1.92%+        1.81%      1.98%+       3.10%+        3.01%      2.78%+
  Net investment income            3.48%+        3.45%      2.41%+       2.16%+        2.06%      1.30%+

 +  Annualized
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Amount is computed on a nonannualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
* For the Classic California Limited and Classic Connecticut Limited Funds, the Financial Highlights are for the period from the start of business, December 8, 1993, and December 27, 1993, respectively, to March 31, 1994.

                              Financial Highlights

                                   Classic Florida Limited                   Classic Massachusetts Limited
                              ----------------------------------   -----------------------------------------------
                                                  Year Ended                            Year Ended
                                                  March 31,                             March 31,
                                              ------------------                    ------------------
                               Six Months                            Six Months
                                 Ended                                 Ended
                               September                             September
                                  30,                                   30,
                                  1995                                  1995
                              (unaudited)      1995      1994*      (unaudited)      1995      1994*
                              ------------    -------    -------    ------------    -------    -------
Net asset value, beginning
  of period                     $ 9.520       $ 9.480    $10.000      $ 9.560     $   9.520    $10.000
                                ----------      -----      -----      ----------      -----      -----
Income (loss) from
  operations:
 Net investment income          $ 0.179       $ 0.353    $ 0.103      $ 0.182     $   0.359    $ 0.107
 Net realized and
  unrealized gain (loss)
  on investments                  0.200         0.088     (0.495)       0.172         0.092++   (0.451)
                                ----------      -----      -----      ----------      -----      -----
  Total income (loss) from
    operations                  $ 0.379       $ 0.441    $(0.392)     $ 0.354     $   0.451    $(0.344)
                                ----------      -----      -----      ----------      -----      -----
Less distributions:
 From net investment
  income                        $(0.179)      $(0.353)   $(0.103)     $(0.182)    $  (0.359)   $(0.107)
 In excess of net
  investment income                  --        (0.048)    (0.025)      (0.002)       (0.052)    (0.029)
                                ----------      -----      -----      ----------      -----      -----
  Total distributions           $(0.179)      $(0.401)   $(0.128)     $(0.184)    $  (0.411)   $(0.136)
                                ----------      -----      -----      ----------      -----      -----
Net asset value, end of
  period                        $ 9.720       $ 9.520    $ 9.480      $ 9.730     $   9.560    $ 9.520
                                ==========      =====      =====      ==========      =====      =====
Total Return (1)                   4.02%         4.81%     (4.07%)       3.75%         4.90%     (3.67%)
Ratios/Supplemental
  Data**:
 Net assets, end of period
   (000 omitted)                $ 8,687       $13,771    $22,535      $ 5,264     $   5,378    $ 4,967
 Ratio of net expenses to
  average  daily net
  assets (2)                       1.56%+        1.50%      1.39%+       1.49%+        1.63%      1.49%+
 Ratio of net investment
  income to  average daily
  net assets                       3.80%+        3.81%      3.25%+       3.77%+        3.82%      3.12%+

**For the following periods, the operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income per share and the ratios would have been:

Net investment income per
  share                         $ 0.169       $ 0.334    $ 0.095      $ 0.161     $   0.324    $ 0.077
                                ==========      =====      =====      ==========      =====      =====
Ratios (As a percentage of average daily net assets):
  Expenses (2)                     1.78%+        1.71%      1.65%+       1.93%+        2.00%      2.38%+
  Net investment income            3.58%+        3.60%      2.99%+       3.33%+        3.45%      2.23%+

 +  Annualized
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Amount is computed on a nonannualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 * For the Classic Florida Limited and Classic Massachusetts Limited Funds, the Financial Highlights are for the period from the start of business, December 8, 1993, and December 9, 1993, respectively, to March 31, 1994.

                              Financial Highlights

                                   Classic Michigan Limited                   Classic New Jersey Limited
                              ----------------------------------   -----------------------------------------------
                                                  Year Ended                            Year Ended
                                                  March 31,                             March 31,
                                              ------------------                    ------------------
                               Six Months                            Six Months
                                 Ended                                 Ended
                               September                             September
                                  30,                                   30,
                                  1995                                  1995
                              (unaudited)      1995      1994*      (unaudited)      1995      1994*
                              ------------    -------    -------    ------------    -------    -------
Net asset value, beginning
  of period                     $ 9.480       $ 9.490    $10.000      $ 9.590       $ 9.570    $10.000
                                ----------      -----      -----      ----------      -----      -----
Income (loss) from
  operations:
 Net investment income          $ 0.179       $ 0.352    $ 0.100      $ 0.176       $ 0.345    $ 0.099
 Net realized and
  unrealized gain (loss)
  on investments                  0.160         0.039++   (0.484)       0.150         0.071     (0.404)
                                ----------      -----      -----      ----------      -----      -----
  Total income (loss) from
    operations                  $ 0.339       $ 0.391    $(0.384)     $ 0.326       $ 0.416    $(0.305)
                                ----------      -----      -----      ----------      -----      -----
Less distributions:
 From net investment
  income                        $(0.179)      $(0.352)   $(0.100)     $(0.176)      $(0.345)   $(0.099)
 In excess of net
  investment income                  --        (0.049)    (0.026)          --        (0.051)    (0.026)
                                ----------      -----      -----      ----------      -----      -----
  Total distributions           $(0.179)      $(0.401)   $(0.126)     $(0.176)      $(0.396)   $(0.125)
                                ----------      -----      -----      ----------      -----      -----
Net asset value, end of
  period                        $ 9.640       $ 9.480    $ 9.490      $ 9.740       $ 9.590    $ 9.570
                                ==========      =====      =====      ==========      =====      =====
Total Return (1)                   3.62%         4.26%     (3.99%)       3.44%         4.49%     (3.20%)
Ratios/Supplemental
  Data**:
 Net assets, end of period
   (000 omitted)                $ 4,106       $ 6,904    $ 8,874      $ 2,456       $ 3,306    $ 3,148
 Ratio of net expenses to
  average daily net assets
  (2)                              1.91%+        1.56%      1.15%+       1.56%+        1.61%      1.57%+
 Ratio of net investment
  income to  average daily
  net assets                       3.87%+        3.80%      3.07%+       3.78%+        3.62%      3.08%+

**For the following periods, the operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income per share and the ratios would have been:

Net investment income per
  share                         $ 0.166       $ 0.312    $ 0.061      $ 0.132       $ 0.293    $ 0.057
                                ==========      =====      =====      ==========      =====      =====
Ratios (As a percentage of average daily
  net assets):
  Expenses (2)                     2.21%+        1.99%      2.35%+       2.50%+        2.16%      2.88%+
  Net investment income            3.57%+        3.37%      1.87%+       2.82%+        3.07%      1.77%+

 +  Annualized
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Amount is computed on a nonannualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 * For the Classic Michigan Limited and Classic New Jersey Limited Funds, the Financial Highlights are for the period from the start of business, December 8, 1993, to March 31, 1994.

                              Financial Highlights

                                   Classic New York Limited                      Classic Ohio Limited
                              ----------------------------------   -----------------------------------------------
                                                  Year Ended                            Year Ended
                                                  March 31,                             March 31,
                                              ------------------                    ------------------
                               Six Months                            Six Months
                                 Ended                                 Ended
                               September                             September
                                  30,                                   30,
                                  1995                                  1995
                              (unaudited)      1995      1994*      (unaudited)      1995      1994*
                              ------------    -------    -------    ------------    -------    -------
Net asset value, beginning
  of period                     $ 9.490       $ 9.500    $10.000      $ 9.530       $ 9.500    $10.000
                                ----------      -----      -----      ----------      -----      -----
Income (loss) from
  operations:
 Net investment income          $ 0.179       $ 0.354    $ 0.100      $ 0.170       $ 0.358    $ 0.095
 Net realized and
  unrealized gain (loss)
  on investments                  0.190         0.037++   (0.473)       0.167         0.068     (0.473)
                                ----------      -----      -----      ----------      -----      -----
  Total income (loss) from
    operations                  $ 0.369       $ 0.391    $(0.373)     $ 0.337       $ 0.426    $(0.378)
                                ----------      -----      -----      ----------      -----      -----
Less distributions:
 From net investment
  income                        $(0.179)      $(0.354)   $(0.100)     $(0.170)      $(0.358)   $(0.095)
 In excess of net
  investment income                  --        (0.047)    (0.027)      (0.007)       (0.038)    (0.027)
                                ----------      -----      -----      ----------      -----      -----
  Total distributions           $(0.179)      $(0.401)   $(0.127)     $(0.177)      $(0.396)   $(0.122)
                                ----------      -----      -----      ----------      -----      -----
Net asset value, end of
  period                        $ 9.680       $ 9.490    $ 9.500      $ 9.690       $ 9.530    $ 9.500
                                ==========      =====      =====      ==========      =====      =====
Total Return (1)                   3.93%         4.26%     (3.88%)       3.58%         4.63%     (3.91%)
Ratios/Supplemental
  Data**:
 Net assets, end of period
   (000 omitted)                $ 4,791       $ 6,043    $ 6,325      $ 4,238       $ 5,090    $ 5,795
 Ratio of net expenses to
  average daily net assets
  (2)                              1.47%+        1.52%      1.61%+       2.15%+        1.60%      1.27%+
 Ratio of net investment
  income to average daily
  net assets                       3.76%+        3.76%      3.17%+       3.56%+        3.81%      3.04%+

**For the following periods, the operating expenses of the Funds reflect an allocation of expenses to the Administrator and/or Investment Adviser.
  Had such actions not been taken, net investment income per share and the ratios would have been:
Net investment income per
  share                         $ 0.160       $ 0.318    $ 0.082                    $ 0.311    $ 0.074
                                ==========      =====      =====                      =====      =====
Ratios (As a percentage of average daily
  net assets):
  Expenses (2)                     1.89%+        1.90%      2.17%+                     2.10%      1.95%+
  Net investment income            3.34%+        3.38%      2.61%+                     3.32%      2.36%+

 +  Annualized
++ The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Amount is computed on a nonannualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 * For the Classic New York Limited and Classic Ohio Limited Funds, the Financial Highlights are for the period from the start of business, December 8, 1993, to March 31, 1994.

Financial Highlights

                                  Classic Pennsylvania Limited
                             ------------------------------------
                                              Year Ended March 31,
                                             --------------------
                               Six Months
                                 Ended
                               September
                                  30,
                                  1995
                              (unaudited)      1995       1994*
                              ------------    -------   ---------
Net asset value, beginning
  of period                     $ 9.550       $ 9.520     $10.000
                                ----------      -----      -------
Income (loss) from
  operations:
 Net investment income          $ 0.184       $ 0.359     $ 0.103
 Net realized and
  unrealized gain (loss)
  on investments                  0.160         0.082      (0.453)
                                ----------      -----      -------
   Total income (loss)
  from operations               $ 0.344       $ 0.441     $(0.350)
                                ----------      -----      -------
Less distributions:
 From net investment
  income                        $(0.184)      $(0.359)    $(0.103)
 In excess of net
  investment income              --            (0.052)     (0.027)
                                ----------      -----      -------
  Total distributions           $(0.184)      $(0.411)    $(0.130)
                                ----------      -----      -------
Net asset value, end of
  period                        $ 9.710       $ 9.550     $ 9.520
                                ==========      =====      =======
Total Return (1)                   3.64%         4.79%      (3.65%)
Ratios/Supplemental
  Data**:
 Net assets, end of period
  (000 omitted)                  $7,959        $9,753      $14,022
 Ratio of net expenses to
  average daily net assets
  (2)                              1.51%+        1.47%        1.38%+
 Ratio of net investment
  income to average daily
  net assets                       3.85%+        3.83%        3.29%+

**For the following periods, the operating expenses of the Fund reflects an allocation of expenses to the Administrator and/or Investment Adviser. Had such actions not been taken, net investment income per share and the ratios would have been:

Net investment income per
  share                         $ 0.166       $ 0.324     $ 0.089
                                ==========      =====      =======

Ratios (As a percentage of average daily
  net assets):
  Expenses (2)                     1.88%+        1.84%       1.82%+
  Net investment income            3.48%+        3.46%       2.85%+

 +  Annualized
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Amount is computed on a nonannualized basis.
(2) Includes each Fund's share of its corresponding Portfolio's allocated expenses.
 * For the Classic Pennsylvania Limited Fund, the Financial Highlights are for the period from the start of business, December 8, 1993, to March 31, 1994.

                         Notes to Financial Statements
                                 (Unaudited)

(1) Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-six Funds, nine of which are included in these financial statements. They include EV Classic California Limited Maturity Tax Free Fund, ("Classic California Limited Fund"), EV Classic Connecticut Limited Maturity Tax Free Fund ("Classic Connecticut Limited Fund"), EV Classic Florida Limited Maturity Tax Free Fund ("Classic Florida Limited Fund"), EV Classic Massachusetts Limited Maturity Tax Free Fund ("Classic Massachusetts Limited Fund"), EV Classic Michigan Limited Maturity Tax Free Fund ("Classic Michigan Limited Fund"), EV Classic New Jersey Limited Maturity Tax Free Fund ("Classic New Jersey Limited Fund"), EV Classic New York Limited Maturity Tax Free Fund ("Classic New York Limited Fund"), EV Classic Ohio Limited Maturity Tax Free Fund ("Classic Ohio Limited Fund"), and EV Classic Pennsylvania Limited Maturity Tax Free Fund ("Classic Pennsylvania Limited Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end management investment company (a "Portfolio"), a New York Trust, having the same investment objective as its corresponding Fund. The Classic California Limited Fund invests its assets in the California Limited Maturity Tax Free Portfolio, the Classic Connecticut Limited Fund invests its assets in the Connecticut Limited Maturity Tax Free Portfolio, the Classic Florida Limited Fund invests its assets in the Florida Limited Maturity Tax Free Portfolio, the Classic Massachusetts Limited Fund invests its assets in the Massachusetts Limited Maturity Tax Free Portfolio, the Classic Michigan Limited Fund invests its assets in the Michigan Limited Maturity Tax Free Portfolio, the Classic New Jersey Limited Fund invests its assets in the New Jersey Limited Maturity Tax Free Portfolio, the Classic New York Limited Fund invests its assets in the New York Limited Maturity Tax Free Portfolio, the Classic Ohio Limited Fund invests its assets in the Ohio Limited Maturity Tax Free Portfolio, and Classic Pennsylvania Limited Fund invests its assets in the Pennsylvania Limited Maturity Tax Free Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Fund's proportionate interest in the net assets of that Portfolio (10.4%, 6.6%, 6.1%, 4.7%, 15.1%, 2.7%, 3.1%, 11.6% and 7.7% at September 30, 1995 for the
Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, Classic Ohio Limited Fund, and Classic Pennsylvania Limited Fund, respectively). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuation - Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. Income - Each Fund's net investment income consists of the Fund's pro rata share of the net investment income of its corresponding Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1995, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income taxes. The amounts and expiration dates of the capital loss carryovers are as follows:

          Fund              Amount          Expires
------------------------     -------    ------------------
Classic California
  Limited Fund             $116,866        March 31, 2003
Classic Connecticut          33,723        March 31, 2003
  Limited Fund                6,885        March 31, 2002
Classic Florida Limited
  Fund                      175,896        March 31, 2003
Classic Massachusetts        35,340        March 31, 2003
  Limited Fund                   58        March 31, 2002
Classic Michigan Limited    202,917        March 31, 2003
  Fund                       12,147        March 31, 2002
Classic New Jersey           21,377        March 31, 2003
  Limited Fund                  497        March 31, 2002
Classic New York Limited     42,307        March 31, 2003
  Fund                          195        March 31, 2002
Classic Ohio Limited        144,733        March 31, 2003
  Fund                       13,519        March 31, 2002
Classic Pennsylvania         83,019        March 31, 2003
  Limited Fund                  563        March 31, 2002

Additionally, at March 31, 1995, net capital losses of $411,757, $44,534, $484,602, $78,469, $328,237, $72,740, $125,687, $167,323, and $191,234, for
the Classic California Limited

Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, Classic Ohio Limited Fund, and Classic Pennsylvania Limited Fund, respectively, attributable to security transactions incurred after October 31, 1994, are treated as arising on the first day of the Fund's current taxable year. Dividends paid by each Fund from net interest on tax-exempt municipal bonds allocated from its corresponding Portfolio are not included by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses - Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years, beginning on the date each Fund commenced operations.

E. Other - Investment transactions are accounted for on a trade date basis.

F. Interim Financial Information - The interim financial statements relating to September 30, 1995 and for the six-month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of a Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1996 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

(3) Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                               Classic California Limited        Classic Connecticut Limited
                                          Fund                              Fund
                              -----------------------------   -------------------------------
                                Six Months                       Six Months
                                  Ended                            Ended
                              September 30,     Year Ended     September 30,      Year Ended
                                   1995          March 31,          1995           March 31,
                               (Unaudited)         1995         (Unaudited)          1995
                              --------------    -----------    --------------   -------------
Sales                              71,882          446,064            318           169,046
Issued to shareholders
  electing to receive
  payments of
  distributions in Fund
  shares                           10,048           27,926          1,765             7,199
Redemptions                      (164,261)      (1,149,774)       (58,975)         (225,035)
                                ------------      ---------      ------------      -----------
 Net decrease                     (82,331)        (675,784)       (56,892)          (48,790)
                                ============      =========      ============      ===========

                                                                Classic Massachusetts Limited
                              Classic Florida Limited Fund                  Fund
                              -----------------------------   -------------------------------
                                Six Months                       Six Months
                                  Ended                            Ended
                              September 30,     Year Ended     September 30,      Year Ended
                                   1995          March 31,          1995           March 31,
                               (Unaudited)         1995         (Unaudited)          1995
                              --------------    -----------    --------------   -------------
Sales                              26,698        1,028,811         54,006           412,016
Issued to shareholders
  electing to receive
  payments of
  distributions in Fund
  shares                           12,978           57,134          8,717            22,406
Redemptions                      (592,367)      (2,017,638)       (84,503)         (393,350)
                                ------------      ---------      ------------      -----------
 Net increase (decrease)         (552,691)        (931,693)       (21,780)           41,072
                                ============      =========      ============      ===========

                              Classic Michigan Limited Fund    Classic New Jersey Limited Fund
                              -----------------------------   -------------------------------
                                Six Months                       Six Months
                                  Ended                            Ended
                              September 30,     Year Ended     September 30,      Year Ended
                                   1995          March 31,          1995           March 31,
                               (Unaudited)         1995         (Unaudited)          1995
                              --------------    -----------    --------------   -------------
Sales                              11,710         382,990           18,258          307,217
Issued to shareholders
  electing to receive
  payments of
  distributions in Fund
  shares                            6,843          27,600            4,826           14,838
Redemptions                      (320,693)       (617,634)        (115,668)        (306,159)
                                ------------      ---------      ------------      -----------
 Net increase (decrease)         (302,140)       (207,044)         (92,584)          15,896
                                ============      =========      ============      ===========

                              Classic New York Limited Fund       Classic Ohio Limited Fund
                              -----------------------------   -------------------------------
                                Six Months                       Six Months
                                  Ended                            Ended
                              September 30,     Year Ended     September 30,      Year Ended
                                   1995          March 31,          1995           March 31,
                               (Unaudited)         1995         (Unaudited)          1995
                              --------------    -----------    --------------   -------------
Sales                              34,562         679,290            3,415          350,118
Issued to shareholders
  electing to receive
  payments of
  distributions in Fund
  shares                            9,398          27,539            5,234           21,320
Redemptions                      (185,302)       (736,398)        (105,281)        (447,159)
                                ------------      ---------      ------------      -----------
 Net decrease                    (141,342)        (29,569)         (96,632)         (75,721)
                                ============      =========      ============      ===========

                              Classic Pennsylvania Limited
                                          Fund
                              -----------------------------
                                Six Months
                                  Ended
                              September 30,     Year Ended
                                   1995          March 31,
                               (Unaudited)         1995
                              --------------    -----------
Sales                              37,129          601,975
Issued to shareholders
  electing to receive
  payments of
  distributions in Fund
  shares                           13,889           44,417
Redemptions                      (253,155)      (1,097,896)
                                ------------      ---------
 Net decrease                    (202,137)        (451,504)
                                ============      =========

(4) Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds, $14,911, $5,349, $11,564, $12,297, $7,334, $13,913, $11,398 and $16,168, of
expenses related to the operation of the Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, and Classic Pennsylvania Limited Fund, respectively, were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM, serves as custodian to the Funds and the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintain with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $335, $31, $211, $27, $76 and $80 for the Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund and Classic Pennsylvania Limited Fund, respectively. The Classic Florida Limited Fund, Classic Massachusetts Limited Fund and Classic Ohio Limited Fund did not earn any credits during the six months ended September 30, 1995. Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations (Note 5).

(5) Distribution Plan

Each Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Effective January 30, 1995, the Trustees of the Funds adopted an Amended Distribution Plan. The Plans require each of the Funds to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of each Funds' daily net assets, for providing ongoing distribution services and facilities to the respective Fund. A Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of each Fund and, accordingly, reduces each Funds net assets. For the six months ended September 30, 1995, Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, Classic Ohio Limited Fund, and Classic Pennsylvania Limited Fund, paid or accrued $28,420, $4,930, $38,465, $20,930, $18,367, $10,960, $20,561, $17,882 and $32,181,
respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets. At September 30, 1995, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, Classic Ohio Limited Fund, and Classic Pennsylvania Limited Fund were approximately $1,364,000, $223,000, $2,946,000, $636,000, $888,000, $395,000, $777,000, $690,000 and $1,451,000,
respectively.

In addition, the Plans permit the Funds to make monthly payments of service fees to the Principal Underwriter in amounts not expected to exceed 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Funds to make monthly service fee payments to the Principal Underwriter in amounts not expected to exceed 0.15% of each Fund's average daily net assets for any fiscal year. For the six months ended September 30, 1995, Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, Classic Ohio Limited Fund, and Classic Pennsylvania Limited Fund paid or accrued service fees to or payable to EVD in the amount of $5,683, $986, $7,692, $4,186, $3,673, $2,192, $4,112,
$3,576, and $6,436, respectively. Pursuant to the Amended Distribution Plan, on sales made prior to January 30, 1995, EVD makes monthly service fees payments to Authorized Firms in amounts anticipated to be equivalent to 0.15%, annualized, of the assets maintained in each Fund by their customers. On sales of shares made on January 30, 1995 and thereafter, EVD currently expects to pay to an Authorized Firm a service fee at the time of sale equal to 0.15% of the purchase price of the shares sold by such Authorized Firm and monthly payments of service fees in amounts not expected to exceed 0.15% per annum of the Funds average daily net assets based on the value of Fund shares sold by such Authorized Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by a Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

(6) Contingent Deferred Sales Charges

For shares purchased on or after January 30, 1995, a contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC received when no Uncovered Distribution Charges exist will be credited to the Funds. For the six months ended September 30, 1995, EVD received approximately $80, $250, $120, $70, $300, $110, $330, $260, and $160, respectively, of CDSC paid by shareholders of Classic California Limited Fund, Classic Connecticut Limited Fund, Classic Florida Limited Fund, Classic Massachusetts Limited Fund, Classic Michigan Limited Fund, Classic New Jersey Limited Fund, Classic New York Limited Fund, Classic Ohio Limited Fund and Classic Pennsylvania Limited Fund, respectively.

(7) Investment Transactions

Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended September 30, 1995, were as follows:


                   Classic         Classic         Classic
                  California     Connecticut       Florida
                   Limited         Limited         Limited
                     Fund            Fund            Fund
                 -------------    -----------   --------------
Increases         $  726,619      $   29,327      $  352,487
Decreases          1,786,182         586,498       6,084,360

                    Classic         Classic         Classic
                Massachusetts      Michigan        New Jersey
                    Limited         Limited         Limited
                     Fund            Fund             Fund
                  -----------      ---------      ------------
Increases         $  571,759      $  172,907      $  205,595
Decreases            908,932       3,205,347       1,165,342

                    Classic         Classic         Classic
                   New York          Ohio         Pennsylvania
                    Limited         Limited         Limited
                     Fund            Fund             Fund
                  -----------      ---------      ------------
Increases         $  417,420      $   95,817      $  429,838
Decreases          2,123,474       1,036,858       2,548,598

                 California Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                         Tax-Exempt Investments - 100%

 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)             Security                     Value
--------     -------    --------    ---------------------------   ------------
                                    Cogeneration - 2.2%
NR           BBB-       $1,500      Central Valley Finance
                                    Authority, Carson
                                    Ice-Gen. Project, 5.20%,
                                    7/1/99                        $ 1,509,990
                                                                    ----------
                                    Education - 5.5%
Aaa           AAA       $1,500      California Educational
                                    Facilities Authority,
                                    Stanford University,
                                    5.90%, 11/1/03                $ 1,613,235
Aaa           AAA        2,000      California Educational
                                    Facilities Authority,
                                    California Institute of
                                    Technology, 6.375%,
                                    1/1/08                          2,122,740
                                                                    ----------
                                                                  $ 3,735,975
                                                                    ----------
                                    Escrowed/Prerefunded - 19.1%
NR             A-       $1,700      California Educational
                                    Facilities Authority,
                                    National University,
                                    Prerefunded to 5/1/01,
                                    7.15%, 5/1/21                 $ 1,946,398
Aaa           AAA        2,300      California State Public
                                    Works Board, Department
                                    of Corrections,
                                    Prerefunded to 9/1/01,
                                    6.50%, 9/1/19                   2,577,955
Aaa           AAA        1,500      East Bay Municipal
                                    Utility District, Water
                                    System Bonds, (AMBAC),
                                    Prerefunded to 6/1/01,
                                    6.375%, 6/1/21                  1,676,805
Aaa           AAA        2,000      Los Angeles County
                                    Commission Authority,
                                    Sales Tax Bonds,
                                    Prerefunded to 7/1/01,
                                    6.75%, 7/1/18                   2,261,700
NR            AAA        1,000      Puerto Rico Highway,
                                    Prerefunded to 7/1/00,
                                    7.75%, 7/1/16                   1,160,470
NR            AAA          100      Redevelopment Agency of
                                    the City of Azusa, SFMR,
                                    Escrowed to Maturity,
                                    6.40%, 10/1/02                    107,564
NR            AAA        3,000      San Bernadino,
                                    California, Certificates
                                    of Participation,
                                    Prerefunded to 8/1/01,
                                    7.00%, 8/1/28                   3,434,910
                                                                    ----------
                                                                  $13,165,802
                                                                    ----------
                                    Electric Utilities - 9.3%
A2             A+       $  500      California Pollution
                                    Control Financing
                                    Authority, Southern
                                    California Edison
                                    Company, Series C, 6.85%,
                                    12/1/08                       $   533,035
A2             A+        1,000      California Pollution
                                    Control Financing
                                    Authority, Southern
                                    California Edison
                                    Company, Series D, 6.85%,
                                    12/1/08                         1,066,070
Aa            AA-        1,700      Department of Water and
                                    Power of the City of Los
                                    Angeles, Electric Plant
                                    Revenue Bonds, 5.75%,
                                    11/15/02                        1,799,399
Aa            AA-        2,000      Southern California
                                    Public Power Authority,
                                    5.50%, 7/1/12                   1,911,320
Aa             NR        1,000      Southern California
                                    Public Power Authority,
                                    Transmission Project,
                                    7.00%, 7/1/00                   1,078,170
                                                                    ----------
                                                                  $ 6,387,994
                                                                    ----------
                                    General Obligations - 13.5%
A1              A       $1,625      State of California,
                                    6.80%, 10/1/02                $ 1,835,633
A1              A        1,100      State of California,
                                    6.10%, 9/1/04                   1,185,250
Aa            AA-        1,000      Palos Verdes Library
                                    District, 6.70%, 8/1/11         1,061,160
Baa1            A          750      Commonwealth of Puerto
                                    Rico, 6.35%, 7/1/10               791,760
Baa1            A          475      Puerto Rico Public
                                    Building Authority,
                                    6.50%, 7/1/03                     521,184
Baa1           A-          750      Puerto Rico Municipal
                                    Finance Agency, 5.60%,
                                    7/1/02                            772,388
A1            AA-        1,870      City and County of San
                                    Francisco, 6.50%,
                                    12/15/03                        2,021,657
A1            AA-        1,000      City and County of San
                                    Francisco, Public Schools
                                    Facilities Improvement
                                    Project, 7.60%, 9/1/06          1,072,480
                                                                    ----------
                                                                  $ 9,261,512
                                                                    ----------
                                    Housing - 5.5%
Aa             A+       $1,000      Department of Veterans
                                    Affairs of the State of
                                    California, Home Purchase
                                    Revenue Bonds, (AMT),
                                    7.50%, 8/1/98                 $ 1,026,330
A2             NR        1,000      Orange County,
                                    California, Apartment
                                    Development Revenue
                                    Bonds, Villa La Paz, LOC
                                    Tokai Bank, 4.50%,
                                    8/15/07                           986,610

NR            AA+          750      Housing Authority of the
                                    County of Santa Clara,
                                    Orchard Glen Apartments,
                                    5.25%, 11/1/98                    752,888
NR            AAA        1,000      The City of Palmdale,
                                    California, Oasis at
                                    Palmdale Apartments,
                                    (FNMA), 5.60%, 12/1/99          1,027,530
                                                                    ----------
                                                                   $3,793,358
                                                                    ----------
                                    Hospitals - 3.9%
A1            AA-       $2,400      California Health
                                    Facilities Financing
                                    Authority, Sisters of
                                    Providence, 7.50%,
                                    10/1/10                        $2,653,608
                                                                    ----------
                                    Industrial Development
                                    Revenue - 2.5%
Aaa           AAA       $1,700      California Pollution
                                    Control Financing
                                    Authority, North County
                                    Recycling Center, 6.00%,
                                    7/1/00                         $1,700,000
                                                                    ----------
                                    Insured Education - 1.6%
Aaa           AAA       $1,000      The Regents of the
                                    University of California,
                                    (MBIA), 6.00%, 9/1/02          $1,079,550
                                                                    ----------
                                    Insured Electric Utilities - 6.1%
Aaa           AAA       $1,000      California Pollution
                                    Control Financing
                                    Authority, Southern
                                    California Edison
                                    Company, (MBIA), 6.85%,
                                    12/1/08                        $1,075,070
Aaa           AAA        1,900      Northern California Power
                                    Agency, (MBIA), 6.00%,
                                    8/1/03                          2,048,409
Aaa           AAA        1,000      Sacramento Municipal
                                    Utility District, (MBIA),
                                    6.20%, 8/15/05                  1,083,780
                                                                    ----------
                                                                   $4,207,259
                                                                    ----------
                                    Insured General Obligations - 4.8%
Aaa           AAA       $1,000      The City and County of
                                    San Francisco, School
                                    District Facilities
                                    Improvement Projects,
                                    (FGIC), 6.00%, 6/15/01         $1,072,490
Aaa           AAA        1,925      Moulton Niguel,
                                    California Water
                                    District, (AMBAC), 7.30%,
                                    4/1/12                          2,186,165
                                                                    ----------
                                                                   $3,258,655
                                                                    ----------
                                    Insured Hospital Revenue - 5.1%
Aaa           AAA       $1,750      ABAG Finance Authority,
                                    Certificates of
                                    Participation, Stanford
                                    University Hospital,
                                    (MBIA), 4.90%, 11/1/03         $1,739,553
Aaa           AAA        1,000      ABAG Finance Authority,
                                    Certificates of
                                    Participation, Stanford
                                    University Hospital,
                                    (MBIA), 5.125%, 11/1/05           994,900
Aaa           AAA          750      ABAG Finance Authority,
                                    Certificates of
                                    Participation, Stanford
                                    University Hospital,
                                    (MBIA), 5.875%, 11/1/06           786,383
                                                                    ----------
                                                                   $3,520,836
                                                                    ----------
                                    Insured Lease Revenue/
                                    Certificates of Participation - 1.9%
Aaa           AAA       $1,250      Merced County,
                                    California, CSAC Lease
                                    Finance Program,
                                    Certificates of
                                    Participation, (FSA),
                                    5.60%, 10/1/01                 $1,315,475
                                                                    ----------
                                    Insured Transportation - 1.6%
Aaa           AAA       $1,000      San Francisco Bay Area
                                    Rapid Transit District,
                                    (AMBAC), 6.75%, 7/1/09         $1,080,410
                                                                    ----------
                                    Insured Water & Sewer
                                    Revenue - 2.1%
Aaa           AAA       $  585      Sweetwater Authority,
                                    Water Revenue Bonds,
                                    (AMBAC), 7.00%, 4/1/10         $  634,058
Aaa           AAA          750      City of Vallejo,
                                    California, Water
                                    Improvement Project,
                                    (FGIC), 6.00%, 11/1/00            804,368
                                                                    ----------
                                                                   $1,438,426
                                                                    ----------
                                    Lease Revenue/Certificate of
                                    Participation - 2.9%
Aa             NR       $2,000      University of California,
                                    Central Chiller Project,
                                    5.20%, 11/1/07                 $1,954,360
                                                                    ----------
                                    Special Tax Revenue - 3.0%
Aa             AA       $2,000      Orange County Local
                                    Transportation Authority,
                                    Sales Tax Revenue Bonds,
                                    5.70%, 2/15/03                 $2,053,000
                                                                   ----------

                                    Transportation - 3.9%
A1            NR        $1,000      Contra Costa, California
                                    Transportation Authority,
                                    6.40%, 3/1/01                 $ 1,080,300
Aa            AA         1,500      Los Angeles Department of
                                    Airports, 7.40%, 5/1/10         1,590,000
                                                                    ----------
                                                                  $ 2,670,300
                                                                    ----------
                                    Water & Sewer Revenue - 5.5%
A             NR        $  700      Coachella Valley Water
                                    District, Flood Control
                                    Project, Certificates of
                                    Participation, 5.75%,
                                    10/1/00                       $   714,263
A1             A         2,000      The City of Los Angeles
                                    Wastewater System, 6.90%,
                                    6/1/08                          2,188,380
Baa1           A           750      Puerto Rico Aqueduct and
                                    Sewer Authority, 7.875%,
                                    7/1/17                            832,125
                                                                    ----------
                                                                  $ 3,734,768
                                                                    ----------
                                    Total tax-exempt
                                    investments (identified
                                    cost $66,519,577)             $68,521,278
                                                                    ==========

The Portfolio invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 23.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 1.9% to 12.9% of total investments.

                      See notes to financial statements

                Connecticut Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

 Ratings (Unaudited)
-------------------------------
                      Principal
           Standard      Amount
               &           (000
 Moody's     Poor's    omitted)             Security                   Value
--------     -------    --------    --------------------------   -----------
                                    Education - 7.1%
NR              A       $  345      State of Connecticut
                                    HEFA, The Taft School
                                    Issue, 4.50%, 7/1/01         $  338,141
Baa1         BBB+          750      State of Connecticut
                                    HEFA, Fairfield
                                    University Issue, 6.90%,
                                    7/1/14                          783,390
                                                                   ---------
                                                                 $1,121,531
                                                                   ---------
                                    Electric Revenue - 3.5%
Baa1           A-       $  500      Puerto Rico Electric
                                    Power Authority, 7.125%,
                                    7/1/14                       $  545,250
                                                                   ---------
                                    Escrowed/Prerefunded - 3.5%
Aaa           AAA       $  500      South Central
                                    Connecticut Regional
                                    Water Authority,
                                    (AMBAC), Prerefunded to
                                    8/1/01, 6.50%, 8/1/07        $  557,050
                                                                   ---------
                                    General Obligations - 20.8%
Aa            AA-       $  500      State of Connecticut,
                                    5.95%, 11/15/00              $  534,645
Aa            AA-          500      State of Connecticut,
                                    6.50%, 3/1/03                   551,050
Aa             AA          250      Town of Danbury,
                                    Connecticut, 7.00%,
                                    8/1/04                          287,805
NR            BBB          300      Government of Guam,
                                    4.80%, 11/15/03                 287,331
A1             NR          125      Town of Killington,
                                    Connecticut, 6.80%,
                                    9/15/07                         133,905
A1             NR          125      Town of Newton,
                                    Connecticut, 4.60%,
                                    6/15/02                         125,420
Baa1            A          250      Commonwealth of Puerto
                                    Rico, 7.50%, 7/1/04             294,765
Baa1            A          285      Commonwealth of Puerto
                                    Rico, 6.35%, 7/1/10             300,869
Baa1           A-          500      Puerto Rico Municipal
                                    Finance Agency, 5.70%,
                                    7/1/03                          516,685
Baa1           A-          250      Puerto Rico Municipal
                                    Finance Agency, 5.875%,
                                    7/1/06                          256,935
                                                                   ---------
                                                                 $3,289,410
                                                                   ---------
                                    Hospital Revenue - 4.3%
NR           BBB-       $  640      Connecticut Health and
                                    Educational Facilities
                                    Authority, New Britain
                                    Hospital, 7.50%, 7/1/06      $  683,834
                                                                   ---------
                                    Housing - 8.9%
Aa             AA       $  120      Connecticut Housing
                                    Finance Authority,
                                    5.45%, 5/15/04               $  120,401
Aa             AA          200      Connecticut Housing
                                    Finance Authority,
                                    6.95%, 11/15/01                 210,734
Aa             AA        1,000      Connecticut Housing
                                    Finance Authority,
                                    6.90%, 11/15/99               1,068,250
                                                                   ---------
                                                                 $1,399,385
                                                                   ---------
                                    Insured Transportation - 5.6%
Aaa           AAA       $  750      Connecticut State
                                    Airport Bonds, Bradley
                                    International Airport,
                                    (FGIC), 7.40%, 10/1/04       $  886,230
                                                                   ---------
                                    Insured Hospitals - 15.2%
Aaa           AAA       $  695      Connecticut Development
                                    Authority, Hartford
                                    Hospital Real Estate
                                    Corporation Project,
                                    (MBIA), (AMT), 6.875%,
                                    10/1/06                      $  751,545
Aaa           AAA          750      Connecticut HEFA,
                                    Bristol Hospital Issue,
                                    (MBIA), 7.00%, 7/1/09           824,753
Aaa           AAA          500      Connecticut HEFA,
                                    Waterbury Hospital
                                    Issue, (FSA), 7.00%
                                    7/1/20                          549,835
Aaa           AAA          250      Connecticut HEFA,
                                    Stamford Hospital Issue,
                                    (MBIA), 6.50%, 7/1/06           269,653
                                                                   ---------
                                                                 $2,395,786
                                                                   ---------
                                    Insured General Obligations - 7.7%
Aaa           AAA       $  315      New Haven, Connecticut,
                                    (FGIC), 5.25%, 8/1/06        $  314,458
Aaa           AAA          500      Old Saybrook,
                                    Connecticut, (AMBAC),
                                    4.10%, 8/15/01                  490,270
Aaa           AAA          100      Town of Oxford,
                                    Connecticut, (FGIC),
                                    6.90%, 2/1/06                   108,465
Aaa           AAA          300      City of Waterbury,
                                    Connecticut, (FGIC),
                                    4.80%, 4/15/01                  303,480
                                                                   ---------
                                                                 $1,216,673
                                                                   ---------
                                    Insured Miscellaneous - 5.1%
Aaa           AAA       $  725      Woodstock, Connecticut
                                    Special Obligation
                                    Bonds, (AMBAC), 7.00%,
                                    3/1/07                       $  800,705
                                                                   ---------
                                    Insured Special Tax - 7.2%
Aaa           AAA       $  525      Connecticut Special
                                    Assessment Unemployment
                                    Compensation Advance
                                    Fund Revenue Bonds,
                                    (AMBAC), 4.60%, 5/15/00      $  529,316

 Aaa          AAA         600       Connecticut Special Tax,
                                    (FGIC), 5.10%, 6/1/03            608,310
                                                                   ---------
                                                                 $ 1,137,626
                                                                   ---------
                                    Miscellaneous - 7.2%
A1            AA-        $500       Connecticut State
                                    Development Authority,
                                    4.60%, 11/15/01              $   500,765
A2             NR         625       Connecticut State
                                    Development Authority,
                                    Frito-Lay Incorporated
                                    Project, 6.375%, 7/1/04          638,537
                                                                   ---------
                                                                 $ 1,139,302
                                                                   ---------
                                    Solid Waste - 1.8%
NR             A-        $300       Eastern Connecticut
                                    Resource Recovery
                                    Authority, Wheelabrator
                                    Lisbon Project, (AMT),
                                    4.90%, 1/1/02                $   290,265
                                                                   ---------
                                    Special Tax Revenue - 2.1%
A1            AA-        $300       State of Connecticut,
                                    Special Tax Obligation
                                    Bonds, 7.00%, 10/1/99        $   326,905
                                                                   ---------
                                    Total tax-exempt
                                    investments (identified
                                    cost $15,417,395)            $15,789,952
                                                                   =========

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 40.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 3.5% to 14.1% of total investments.

                      See notes to financial statements

                  Florida Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%
  Ratings (Unaudited)
  --------------------------
                   Principal
          Standard    Amount
               &        (000
  Moody's   Poor's  omitted)             Security                      Value
   ------    -----    ------     ---------------------------   -------------
                                 Escrowed/Prerefunded - 22.8%
  Aaa        AAA      $1,015     Dade County FL,
                                 Educational Facilities
                                 Authority, (MBIA),
                                 Prerefunded to 10/1/01,
                                 7.00%, 10/1/08                 $ 1,162,510
  Aaa        AAA       1,000     Dunnedin FL Hospital,
                                 Mease Health Care,
                                 (MBIA), Prerefunded to
                                 11/15/01, 6.75%, 11/15/21        1,134,270
  Aaa        AAA       3,000     Florida Board of
                                 Education Capital Outlay,
                                 Prerefunded to 6/1/00
                                 7.25%, 6/1/23                    3,405,330
  Aaa        AAA       1,500     Florida Department of
                                 Natural Resources,
                                 Preservation 2000,
                                 (MBIA), 7.25%, 7/1/08            1,650,120
  Aaa        AAA       1,000     Florida MPA, All
                                 Requirements Power Supply
                                 Project, (AMBAC),
                                 Prerefunded to 10/1/02,
                                 6.25%, 10/1/21                   1,112,240
  Aaa        AAA       1,500     Florida MPA, Stanton II
                                 Project, (AMBAC),
                                 Prerefunded to 6/1/02,
                                 6.50%, 10/1/20                   1,690,575
  Aaa        AAA       1,780     Hollywood FL Water &
                                 Sewer, (FGIC),
                                 Prerefunded to 10/1/02
                                 6.375%, 10/1/02                  1,980,837
  Aaa        AAA       1,500     Jacksonville Beach
                                 Utilities, (MBIA),
                                 Prerefunded to 10/1/01,
                                 6.50%, 10/1/12                   1,678,995
  Aaa        AAA       2,500     Jacksonville Electric
                                 Authority, Bulk Power
                                 Supply System,
                                 Prerefunded to 10/1/00,
                                 6.75%, 10/1/21                   2,790,875
  Aaa        AAA       4,485     Jacksonville Electric
                                 Authority, Bulk Power
                                 Supply System,
                                 Prerefunded to 10/1/00,
                                 6.75%, 10/1/16                   5,006,830
  Aaa        AAA       1,000     Manatee County Public
                                 Utilities, (MBIA),
                                 Prerefunded to 10/1/01,
                                 6.80%, 10/1/05                   1,134,930
  Aaa        AAA       3,250     Orlando Utility Community
                                 Water & Electric,
                                 Prerefunded to 10/1/01,
                                 6.50%, 10/1/20                   3,637,823
  Aaa        AAA       2,000     Palm Bay FL Utility, Palm
                                 Bay Utility Corporation,
                                 (MBIA) Prerefunded to
                                 10/1/02, 6.20%, 10/1/17          2,218,560
  Aaa        AAA       2,805     Palm Beach County
                                 Criminal Justice
                                 Facilities, (FGIC),
                                 Prerefunded to 6/1/00,
                                 7.00%, 6/1/01                    3,154,727
                                                                 -----------
                                                                $31,758,622
                                                                 -----------
                                 General Obligations - 13.2%
  Aa          AA      $1,500     Florida State Board of
                                 Education, 6.25%, 6/1/01       $ 1,635,990
  Aa          AA       1,500     Florida State Board of
                                 Education, 6.75%, 6/1/12         1,670,535
  Aa          AA       2,000     Florida State Board of
                                 Education, 6.75%, 6/1/00         2,207,360
  Aa          AA       1,295     Florida State Board of
                                 Education, 6.75%, 6/1/04         1,423,412
  NR           A         350     Hillsborough County,
                                 (Environmentally
                                 Sensitive Lands
                                 Acquisition and
                                 Protection Program),
                                 6.00%, 7/1/03                      370,136
  Baa1         A       1,000     Puerto Rico Public
                                 Building Authority,
                                 6.50%, 7/1/03                    1,097,230
  Baa1        A-       2,000     Puerto Rico Municipal
                                 Finance Agency, 5.50%,
                                 7/1/01                           2,057,240
  Baa1        A-         775     Puerto Rico Municipal
                                 Finance Agency, 5.60%,
                                 7/1/02                             798,134
  Baa1        A-       5,400     Puerto Rico Municipal
                                 Finance Agency, 5.875%,
                                 7/1/05                           5,587,704
  NR          NR       1,500     Virgin Islands Public
                                 Finance Authority, 6.80%,
                                 10/1/00                          1,602,960
                                                                 -----------
                                                                $18,450,701
                                                                 -----------
                                 Hospitals - 3.9%
  NR         BBB      $  470     Escambia County Health
                                 Facilities Authority,
                                 (Baptist Hospital Inc.,
                                 and Baptist Manor Inc.)
                                 5.00%, 10/1/95                 $   470,005
  NR         BBB         490     Escambia County Health
                                 Facilities Authority,
                                 (Baptist Hospital Inc.,
                                 and Baptist Manor Inc.)
                                 5.50%, 10/1/96                     493,278
  NR         BBB         515     Escambia County Health
                                 Facilities Authority,
                                 (Baptist Hospital Inc.,
                                 and Baptist Manor Inc.)
                                 6.00%, 10/1/97                     523,276
  NR         BBB         545     Escambia County Health
                                 Facilities Authority,
                                 (Baptist Hospital Inc.,
                                 and Baptist Manor Inc.)
                                 6.25%, 10/1/98                     558,690

  Baa1         NR        425     Jacksonville Health
                                 Facilities Authority,
                                 (National Benevolent
                                 Association - Cypress
                                 Village Project), 6.00%,
                                 12/1/98                            429,573
  Baa1         NR        450     Jacksonville Health
                                 Facilities Authority,
                                 (National Benevolent
                                 Association - Cypress
                                 Village Project), 6.25%,
                                 12/1/99                            457,839
  Baa1         NR        480     Jacksonville Health
                                 Facilities Authority,
                                 (National Benevolent
                                 Association - Cypress
                                 Village Project), 6.50%,
                                 12/1/00                            489,821
  NR           A-      1,635     Palm Beach County Health
                                 Facilities Authority,
                                 Good Samaritan Health
                                 Systems Inc., 5.60%
                                 10/1/01                          1,670,807
  A          BBB+        290     St. Johns County
                                 Industrial Development
                                 Authority, (Flagler
                                 Hospital Project), 5.60%,
                                 8/1/01                             296,911
                                                                 -----------
                                                                $ 5,390,200
                                                                 -----------
                                 Housing - 1.4%
  Baa         BBB     $2,000     Puerto Rico Housing Bank
                                 and Finance Agency,
                                 5.10%, 12/1/03                 $ 1,961,960
                                                                 -----------
                                 Industrial Development
                                 Revenue - 2.6%
  Baa2        BBB     $1,470     Nassau County PCR, (ITT
                                 Rayonier Incorporated
                                 Project), 5.60%, 6/1/00        $ 1,492,109
  B1          BB+      2,000     Polk County, Florida,
                                 Industrial Development
                                 Authority, (IMC
                                 Fertilizer), 7.525%,
                                 1/1/15                           2,089,640
                                                                 -----------
                                                                $ 3,581,749
                                                                 -----------
                                 Insured General
                                 Obligations - 5.4%
  Aaa         AAA     $2,475     Dade County Local School
                                 District, (MBIA), 6.40%,
                                 8/1/00                         $ 2,705,868
  Aaa         AAA      1,500     Dade County Local School
                                 District, (MBIA), 6.00%,
                                 8/1/06                           1,573,320
  Aaa         AAA      1,000     Dade County Local School
                                 District, (MBIA), 5.20%,
                                 8/1/07                           1,007,330
  Aaa         AAA        500     Duval County Local School
                                 District, (AMBAC), 6.00%,
                                 8/1/03                             542,790
  Aaa         AAA      1,580     Sarasota County FL,
                                 (FGIC), 6.25%, 10/1/05           1,707,222
                                                                 -----------
                                                                $ 7,536,530
                                                                 -----------
                                 Insured Health Care - 3.2%
  Aaa         AAA     $4,000     Jacksonville Health
                                 Facilities Authority,
                                 (Baptist Medical Center
                                 Project), (MBIA), 7.25%,
                                 6/1/05 (1)                     $ 4,436,280
                                                                 -----------
                                 Insured Hospitals - 8.7%
  Aaa         AAA     $1,050     Hillsborough County
                                 Hospital Authority,
                                 (Tampa General Hospital
                                 Project), (FSA), 5.875%,
                                 10/1/00                        $ 1,126,493
  Aaa         AAA      2,000     Hillsborough County
                                 Hospital Authority,
                                 (Tampa General Hospital
                                 Project), (FSA), 6.375%,
                                 10/1/13                          2,081,100
  Aaa         AAA      1,000     City of Lakeland,
                                 (Lakeland Regional
                                 Medical Center Project),
                                 (FGIC), 5.40%, 11/15/01          1,057,980
  Aaa         AAA      1,360     North Broward Hospital
                                 District, (MBIA), 6.20%,
                                 1/1/04                           1,480,972
  Aaa         AAA      1,000     Orange County Health
                                 Facilities Authority,
                                 (Adventist Health System/
                                 Sunbelt Inc,) (CGIC),
                                 5.50%, 11/15/02                  1,063,370
  Aaa         AAA      4,500     South Broward Hospital
                                 District, (AMBAC), 7.50%,
                                 5/1/08                           5,260,725
                                                                 -----------
                                                                $12,070,640
                                                                 -----------
                                 Insured Housing - 1.4%
  Aaa         AAA     $2,000     Florida Housing Finance
                                 Agency, Multi-Family
                                 Housing, (Lantana-Oxford
                                 Project), (FSA), 5.50%,
                                 11/1/07                        $ 2,006,920
                                                                 -----------
                                 Insured Lease Revenue/Certificates
                                 of Participation - 1.1%
  Aaa         AAA     $1,150     City of Collier County,
                                 Certificate of
                                 Participation, (FSA),
                                 5.35%, 2/15/02                 $ 1,193,827
  Aaa         AAA        315     Santa Rosa County,
                                 Florida, (FSA), 5.90%,
                                 2/1/01                             338,118
                                                                 -----------
                                                                $ 1,531,945
                                                                 -----------

                                 Insured Miscellaneous - 2.5%
  Aaa         AAA     $2,000     City of Jacksonville,
                                 Guaranteed Entitlement,
                                 (AMBAC), 5.50% 10/1/02         $ 2,134,880
  Aaa         AAA        500     Lee County Capital
                                 Revenue, (MBIA), 7.30%,
                                 10/1/07                            557,640
  Aaa         AAA        755     Miami Sports and
                                 Exhibition Authority,
                                 Special Obligation,
                                 (FGIC), 5.65%, 10/1/02             809,858
                                                                 -----------
                                                                $ 3,502,378
                                                                 -----------
                                 Insured Solid Waste - 0.4%
  Aaa         AAA     $  535     Pinellas County Resource
                                 Recovery, (MBIA), 6.85%
                                 10/1/03                        $   599,216
                                                                 -----------
                                 Insured Special Tax - 5.3%
  Aaa         AAA     $1,525     Florida Department of
                                 Natural Resources,
                                 Preservation 2000,
                                 (AMBAC), 6.70%, 7/1/05         $ 1,713,277
  Aaa         AAA      5,150     Tampa FL Utility Tax,
                                 (AMBAC), 6.50%, 10/1/02          5,703,419
                                                                 -----------
                                                                $ 7,416,696
                                                                 -----------
                                 Insured Transportation - 8.2%
  Aaa         AAA     $1,700     Hillsborough County
                                 Aviation Authority, Tampa
                                 International Airport,
                                 (FGIC), 6.60%, 10/1/03         $ 1,855,601
  Aaa         AAA      2,000     Hillsborough County
                                 Aviation Authority, Tampa
                                 International Airport,
                                 (FGIC), 6.80%, 10/1/05           2,186,000
  Aaa         AAA      3,120     Hillsborough County
                                 Aviation Authority, Tampa
                                 International Airport,
                                 (FGIC), 6.85%, 10/1/06           3,408,600
  Aaa         AAA      1,000     Port Everglades Authority
                                 FL, Port Facilities,
                                 (FGIC), 7.00%, 9/1/00            1,119,680
  Aaa         AAA      2,500     Palm Beach County,
                                 Florida, Airport, (MBIA),
                                 7.75%, 10/1/10                   2,917,700
                                                                 -----------
                                                                $11,487,581
                                                                 -----------
                                 Insured Water & Sewer - 5.5%
  Aaa         AAA     $  600     Cape Coral FL Wastewater,
                                 (FSA), 5.75%, 7/1/01           $   640,026
  Aaa         AAA        790     Cape Coral FL Wastewater,
                                 (FSA), 6.10%, 7/1/05               845,087
  Aaa         AAA      2,000     Manatee County FL, Public
                                 Utilities, (MBIA), 6.75%,
                                 10/1/04                          2,291,520
  Aaa         AAA      1,005     Northern Palm Beach
                                 County FL Water Control
                                 District, (MBIA), 7.15%,
                                 11/1/02                          1,107,329
  Aaa         AAA      1,080     Northern Palm Beach
                                 County FL Water Control
                                 District, (MBIA), 7.15%,
                                 11/1/03                          1,188,875
  Aaa         AAA      1,000     Pasco County FL, Water &
                                 Sewer Revenue, (FGIC),
                                 5.40%, 10/1/03                   1,060,530
  Aaa         AAA        500     Port Orange FL Water &
                                 Sewer Revenue, (AMBAC),
                                 6.50%,10/1/04                      541,210
                                                                 -----------
                                                                $ 7,674,577
                                                                 -----------
                                 Miscellaneous - 0.7%
  Baa         BBB     $1,000     Puerto Rico Housing Bank
                                 & Finance Agency, 5.00%,
                                 12/1/02                        $   982,830
                                                                 -----------
                                 Solid Waste - 0.8%
  A            NR     $1,165     Brevard County, Florida,
                                 Solid Waste Management
                                 System 5.00%, 4/1/01           $ 1,174,448
                                                                 -----------
                                 Special Tax Revenue - 0.3%
  Baa1       BBB+     $  400     Puerto Rico
                                 Infrastructure Financing
                                 Authority, 7.60%, 7/1/00       $   437,924
                                                                 -----------
                                 Transportation - 0.7%
  A             A     $  925     Florida Sunshine Skyway
                                 Revenue Bonds, 6.40%,
                                 7/1/04                         $   994,856
                                                                 -----------
                                 Utilities - 7.1%
  Aa1          AA     $3,000     Jacksonville Electric
                                 Authority, St. John's
                                 River Power Park, 6.50%,
                                 10/1/03                        $ 3,362,670
  Aa1          AA      4,000     Jacksonville Electric
                                 Authority, St. John's
                                 River Power Park,
                                 Crossover Refunding,
                                 6.95%, 10/1/04                   4,420,080
  Aa          AA-      2,000     City of Tallahassee,
                                 Electric Refunding Bonds,
                                 5.90%, 10/1/05                   2,151,560
                                                                 -----------
                                                                $ 9,934,310
                                                                 -----------
                                 Water & Sewer Revenue - 4.6%
  A3           A+     $  330     Dunes Community
                                 Development District,
                                 (Flagler County, Water &
                                 Sewer Project), 5.40%,
                                 10/1/00                        $   342,695

   A3         A+        345      Dunes Community
                                 Development District,
                                 (Flagler County, Water &
                                 Sewer Project), 5.50%,
                                 10/1/01                            360,180
  A3          A+        365      Dunes Community
                                 Development District,
                                 (Flagler County, Water &
                                 Sewer Project), 5.60%,
                                 10/1/02                            382,166
  A3          A+        380      Dunes Community
                                 Development District,
                                 (Flagler County, Water &
                                 Sewer Project), 5.70%,
                                 10/1/03                            400,155
  A1          A+      1,110      Pinellas County FL, Water
                                 Revenue Certificates,
                                 5.90%, 10/1/01                   1,139,126
  Aa         AA-      1,700      St. Petersberg FL, Public
                                 Utility Revenue, 6.65%,
                                 10/1/03                          1,941,625
  Baa1         A      1,750      Puerto Rico Aqueduct &
                                 Sewer Authority, 7.875%,
                                 7/1/17                           1,871,136
                                                                 -----------
                                                               $  6,437,083
                                                                 -----------
                                 Total tax-exempt
                                 investments (identified
                                 cost, $134,625,228)           $139,367,446
                                                                 ===========

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 41.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.8% to 15.1% of total investments.

                      See notes to financial statements

               Massachusetts Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

Ratings (Unaudited)
--------------------------
                 Principal
        Standard    Amount
             &        (000
Moody's   Poor's  omitted)             Security                     Value
 ------    -----    ------     ---------------------------   ------------
                               Education - 7.4%
A1           A+     $1,200     Massachusetts Health and
                               Education Finance
                               Authority, Tufts
                               University Issue, 7.40%,
                               8/1/18                        $ 1,293,444
A            A-      1,000     Massachusetts Industrial
                               Finance Agency, Clark
                               University Issue, 6.80%,
                               7/01/06                         1,095,940
Aaa          NR      5,450     The New England Education
                               Loan Marketing
                               Corporation, 5.80%,
                               3/1/02                          5,695,359
                                                               ----------
                                                             $ 8,084,743
                                                               ----------
                               Electric Utilities - 4.8%
A          BBB+     $  500     Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.50%, 7/1/02        $   544,515
A          BBB+        500     Massachusetts Municipal
                               Wholesale Electric
                               Company, 5.70%, 7/1/01            520,270
A          BBB+      1,000     Massachusetts Municipal
                               Wholesale Electric
                               Company, 5.70%, 7/1/01          1,040,540
A          BBB+        900     Massachusetts Municipal
                               Wholesale Electric
                               Company, 6.75%, 7/1/05            988,416
Baa1         A-      2,000     Puerto Rico Electric
                               Power Authority, 7.00%,
                               7/1/07                          2,156,140
                                                               ----------
                                                             $ 5,249,881
                                                               ----------
                               Escrowed/Prerefunded - 21.4%
Aaa          NR     $1,655     City of Boston,
                               Massachusetts, Boston
                               City Hospital, (FHA),
                               Prerefunded to 8/15/00,
                               7.15%, 8/15/01                $ 1,871,209
Aaa         AAA      1,175     Boston, Massachusetts,
                               (MBIA), Prerefunded to
                               7/1/01, 6.75%, 7/1/11           1,319,196
Aaa          A+      1,000     The Commonwealth of
                               Massachusetts,
                               Prerefunded to 10/1/96,
                               7.125%, 10/1/05                 1,049,810
Aaa          A+        470     The Commonwealth of
                               Massachusetts,
                               Prerefunded to 12/15/98,
                               7.375%, 12/15/04                  519,698
Aaa          A+      1,000     The Commonwealth of
                               Massachusetts,
                               Prerefunded to 8/1/01,
                               6.75%, 8/1/06                   1,124,030
Aaa          NR      1,000     Lowell, Massachusetts,
                               Prerefunded to 2/15//01,
                               7.625%, 2/15/10                 1,165,770
Aaa         AAA      2,000     Lynn, Massachusetts Water
                               and Sewer Commission,
                               (MBIA), Prerefunded to
                               12/1/00, 7.25%, 12/1/10         2,282,300
Aaa        BBB+      1,245     Massachusetts Municipal
                               Wholesale Electric
                               System, Prerefunded to
                               7/1/02, 6.75%, 7/1/17           1,409,091
NR           A+      1,700     Massachusetts Health and
                               Educational Facilities
                               Authority, Baystate
                               Medical Center,
                               Prerefunded to 7/1/99,
                               7.375%, 7/1/08                  1,898,322
NR          AAA      1,085     Massachusetts Health and
                               Educational Facilities
                               Authority, Jordan
                               Hospital Issue, (FHA),
                               Prerefunded to 8/15/98,
                               7.85%, 8/15/28                  1,206,867
Aaa         AAA      1,750     Massachusetts Industrial
                               Finance Agency, Museum of
                               Science Issue, (FSA),
                               Prerefunded to 11/1/99,
                               7.30%, 11/1/09                  1,966,668
Aaa         AAA      6,750     Massachusetts Water
                               Resource Authority,
                               Prerefunded to 4/1/00,
                               7.50%, 4/1/09                   7,675,763
                                                               ----------
                                                             $23,488,724
                                                               ----------
                               General Obligations - 9.5%
Baa          NR     $  750     Greater New Bedford
                               Regional Refuse
                               Management District,
                               Landfill Bonds, (AMT),
                               5.00%, 5/1/99                 $   743,685
Baa          NR        750     Greater New Bedford
                               Regional Refuse
                               Management District,
                               Landfill Bonds, (AMT),
                               5.10%, 5/1/00                     737,970
Baa          A-      1,000     City of Lawrence,
                               Massachusetts State
                               Qualified Bonds, 5.00%,
                               9/15/02                           998,230
Baa          A-        500     City of Lawrence,
                               Massachusetts State
                               Qualified Bonds, 5.25%,
                               9/15/04                           500,690
Baa1         NR        500     City of Lowell,
                               Massachusetts, State
                               Qualified Bonds, 5.50%,
                               8/15/97                           511,055
Baa1         NR        650     City of Lowell,
                               Massachusetts, State
                               Qualified Bonds, 5.75%,
                               8/15/98                           671,385

 A1          A+        730     The Commonwealth of
                               Massachusetts Dedicated
                               Income Tax Bonds, 7.875%,
                               6/1/97                            775,253
A1           A+      1,240     The Commonwealth of
                               Massachusetts, 6.10%,
                               6/1/02                          1,343,329
A1           A+      1,000     The Commonwealth of
                               Massachusetts, 6.25%,
                               7/1/04                          1,100,190
Baa1         A-        750     Puerto Rico Municipal
                               Finance Agency, 5.60%,
                               7/1/02                            772,388
Baa1          A        750     Commonwealth of Puerto
                               Rico, 6.35%, 7/1/10               791,760
A            NR        210     Taunton, Massachusetts,
                               8.00%, 2/1/01                     240,059
Baa1       BBB+      1,275     Worcester, Massachusetts,
                               6.80%, 5/15/00                  1,327,109
                                                               ----------
                                                             $10,513,103
                                                               ----------
                               Hospitals - 10.6%
Aa          AA-     $2,180     City of Boston,
                               Massachusetts, Boston
                               City Hospital, (FHA
                               Insured Mortgage), 5.00%,
                               2/15/00                       $ 2,207,969
Aa          AA-      2,160     City of Boston,
                               Massachusetts, Boston
                               City Hospital, (FHA
                               Insured Mortgage), 5.15%,
                               2/15/01                         2,203,416
A            A-      1,225     Massachusetts Health and
                               Educational Facilities
                               Authority, Charlton
                               Memorial Hospital Issue,
                               7.00%, 7/1/00                   1,317,537
A            A-        610     Massachusetts Health and
                               Educational Facilities
                               Authority, Charlton
                               Memorial Hospital Issue,
                               7.10%, 7/1/01                     663,991
Aa           AA        750     Massachusetts Health and
                               Educational Facilities
                               Authority, Children's
                               Hospital Issue, 5.50%,
                               10/1/02                           775,463
Aa           AA        500     Massachusetts Health and
                               Educational Facilities
                               Authority, Children's
                               Hospital Issue, 5.60%,
                               10/1/03                           517,230
Aa           NR      3,000     Massachusetts Health and
                               Educational Facilities
                               Authority, Daughters of
                               Charity Issue, 5.75%,
                               7/1/02                          3,141,120
A             A        650     Massachusetts Health and
                               Educational Facilities
                               Authority, New England
                               Deaconess Hospital Issue,
                               6.50%, 4/1/04                     689,098
                                                               ----------
                                                             $11,515,824
                                                               ----------
                               Housing - 0.2%
NR         BBB+     $  180     Massachusetts Housing
                               Finance Agency, (AMT),
                               8.10%, 8/1/23                 $   188,089
                                                               ----------
                               Industrial Development
                               Revenue - 0.3%
A2           NR     $  350     Canton, Massachusetts,
                               Industrial Development
                               Finance Authority,
                               General Signal
                               Corporation, 5.625%,
                               12/1/02                       $   353,147
                                                               ----------
                               Insured Education - 3.5%
Aaa         AAA     $  635     Massachusetts Educational
                               Financing Authority,
                               (AMBAC), (AMT), 6.40%,
                               1/1/99                        $   661,041
Aaa         AAA        690     Massachusetts Educational
                               Financing Authority,
                               (AMBAC), (AMT), 6.65%,
                               1/1/01                            731,421
Aaa         AAA      2,300     Massachusetts Educational
                               Financing Authority,
                               (MBIA), (AMT), 7.35%,
                               1/1/99                          2,399,544
                                                               ----------
                                                             $ 3,792,006
                                                               ----------
                               Insured General Obligations - 13.1%
Aaa         AAA     $1,000     City of Boston,
                               Massachusetts, (MBIA),
                               6.375%, 7/1/02                $ 1,093,320
Aaa         AAA      1,000     City of Boston,
                               Massachusetts, (AMBAC),
                               5.20%, 2/1/04                   1,017,490
Aaa         AAA      1,000     Chelsea, Massachusetts,
                               (AMBAC), 6.00%, 6/15/02         1,073,870
Aaa         AAA      1,500     The Commonwealth of
                               Massachusetts, (FGIC),
                               7.20%, 3/1/02                   1,676,550
Aaa         AAA      2,500     The Commonwealth of
                               Massachusetts, (FGIC),
                               6.50%, 6/1/01                   2,743,200

Aaa        AAA       4,000     City of Lowell,
                               Massachusetts, State
                               Qualified Bonds, (FSA),
                               5.10%,
                               1/15/04                         4,050,880
Aaa        AAA       1,000     Town of Palmer,
                               Massachusetts, (MBIA),
                               5.50%, 10/1/01                  1,043,470
Aaa        AAA       1,000     Town of Rockport,
                               Massachusetts, (AMBAC),
                               6.80%, 12/15/04                 1,105,360
Aaa        AAA         440     City of Worcester,
                               Massachusetts, (MBIA),
                               6.80%, 5/15/00                    483,441
                                                               ----------
                                                             $14,287,581
                                                               ----------
                               Insured Hospitals - 3.8%
Aaa        AAA      $1,060     Massachusetts Health and
                               Educational Facilities
                               Authority, Berkshire
                               Health Systems, (MBIA),
                               6.75%, 10/1/19                $ 1,130,638
Aaa        AAA         400     Massachusetts Health and
                               Educational Facilities
                               Authority, Metro West
                               Health, (AMBAC), 5.80%,
                               11/15/02                          427,068
Aaa        AAA       1,000     Massachusetts Health and
                               Educational Facilities
                               Authority, Massachusetts
                               General Hospital Issue,
                               (AMBAC), 4.85%, 7/1/04            994,300
Aaa        AAA       1,000     Massachusetts Health and
                               Educational Facilities
                               Authority, Central
                               Massachusetts Medical
                               Center, (AMBAC), 5.50%,
                               7/1/99                          1,042,040
Aaa        AAA         540     Massachusetts Health and
                               Educational Facilities
                               Authority, Central
                               Massachusetts Medical
                               Center, (AMBAC), 5.70%,
                               7/1/00                            569,236
                                                               ----------
                                                             $ 4,163,282
                                                               ----------
                               Insured Housing - 3.6%
Aaa        AAA      $1,900     Massachusetts Housing
                               Finance Agency, (AMBAC),
                               (AMT), 5.90%, 1/1/03          $ 1,965,322
Aaa        AAA       1,840     Massachusetts Housing
                               Finance Agency, (AMBAC),
                               (AMT), 6.00%, 7/1/04            1,913,342
                                                               ----------
                                                             $ 3,878,664
                                                               ----------
                               Insured Solid Waste - 1.7%
Aaa        AAA      $1,735     Massachusetts Industrial
                               Finance Agency,
                               REFUSETECH Inc. Project,
                               (FSA), 5.45%, 7/1/01          $ 1,805,875
                                                               ----------
                               Insured Transportation - 0.9%
Aaa        AAA      $  900     Massachusetts Port
                               Authority, (FGIC), (AMT),
                               7.10%, 7/1/01                 $ 1,002,762
                               Insured Utility - 3.3%
Aaa        AAA      $2,000     Massachusetts Municipal
                               Wholesale Electric
                               Company, (AMBAC), 6.625%,
                               7/1/03                        $ 2,229,400
Aaa        AAA       1,225     Massachusetts Municipal
                               Wholesale Electric
                               Company, (MBIA), 6.40%,
                               7/1/02                          1,342,539
                                                               ----------
                                                             $ 3,571,939
                                                               ----------
                               Insured Water & Sewer - 1.0%
Aaa        AAA      $1,000     Lynn Water and Sewer
                               Commission, (FGIC),
                               5.50%, 6/1/99                 $ 1,039,470
                                                               ----------
                               Special Tax Revenue - 4.9%
A1         AA-      $3,050     The Commonwealth of
                               Massachusetts, 7.00%,
                               6/1/02                        $ 3,435,673
NR          NR       1,750     Virgin Islands Public
                               Finance Authority, 6.70%,
                               10/1/99                         1,858,378
                                                               ----------
                                                             $ 5,294,051
                                                               ----------
                               Transportation - 4.9%
A1          A+      $1,500     Massachusetts Bay
                               Transportation Authority,
                               5.10%, 3/1/02                 $ 1,540,305
A1          A+       1,000     Massachusetts Bay
                               Transportation Authority,
                               5.30%, 3/1/04                   1,033,510
Baa1         A       1,500     Puerto Rico Highway
                               Authority, 6.75%, 7/1/05        1,625,220
A1          A+       1,000     Woods Hole, Martha's
                               Vineyard and Nantucket
                               Steamship Authority,
                               6.60%, 3/1/03                   1,117,650
                                                               ----------
                                                             $ 5,316,685
                                                               ----------
                               Water & Sewer Revenue - 5.1%
Aa          A+      $1,500     Massachusetts Water
                               Pollution Abatement
                               Trust, 4.75%, 8/1/04          $ 1,479,705

 A          A       1,975      Massachusetts Water
                               Resources Authority,
                               5.875%, 11/1/04                  2,095,297
A           A         500      Massachusetts Water
                               Resources Authority,
                               6.30%, 12/1/01                     542,308
Baa1        A       1,300      Puerto Rico Aqueduct and
                               Sewer Authority, 7.875%,
                               7/1/17                           1,442,350
                                                               ----------
                                                             $  5,559,660
                                                               ----------
                               Total tax-exempt
                               investments (identified
                               cost $106,487,409)            $109,105,486
                                                               ==========

The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 30.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 5.4% to 12.6% of total investments.

                      See notes to financial statements

                  Michigan Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

Ratings (Unaudited)
--------------------------
                 Principal
        Standard    Amount
            &         (000
Moody's   Poor's  omitted)           Security                   Value
 ------    -----    ------    ------------------------   -----------
                               Education - 4.1%
A1         AA-      $1,000     Michigan State
                               University, 6.00%,
                               8/15/06                    $1,053,230
                                                            ---------
                               Escrowed/Prerefunded - 6.5%
Aaa        AAA      $1,000     Dearborn Michigan
                               Economic Development
                               Corporation,
                               Prerefunded to
                               8/15/01, 6.95%, 8/5/21     $1,137,590
A1         AA+         500     Lansing Michigan Tax
                               Increment Bonds,
                               Escrowed to Maturity,
                               6.20%, 10/1/04                548,715
                                                            ---------
                                                          $1,686,305
                                                            ---------
                               General Obligation - 14.7%
NR        BBB-      $  500     Detroit, Michigan,
                               5.70%, 5/1/02              $  495,660
Ba1        BBB         650     Detroit, Michigan,
                               6.25%, 4/1/05                 660,212
Ba1        BBB         495     Detroit, Michigan,
                               6.40%, 4/1/05                 502,727
A1          AA       1,000     Oakland County
                               Michigan
                               Evergreen-Farmington
                               Sewage Disposal
                               System, 6.50%, 11/1/05      1,062,090
Baa1         A       1,000     Puerto Rico Public
                               Building Authority,
                               6.60%, 7/1/04               1,097,050
                                                            ---------
                                                          $3,817,739
                                                            ---------
                               Hospitals - 10.4%
A            A      $1,000     Kent County, Michigan
                               Hospital Finance
                               Authority, Blodgett
                               Memorial Medical
                               Center, 7.25%, 7/1/05      $1,077,480
A           NR         535     Marquette Michigan
                               Hospital Finance
                               Authority, 6.625%,
                               4/1/07                        540,061
Aa          AA       1,000     Royal Oak, Michigan
                               Hospital Finance
                               Authority, William
                               Beaumont Hospital,
                               7.75%, 1/1/03               1,083,650
                                                            ---------
                                                          $2,701,191
                                                            ---------
                               Housing - 4.1%
NR          A+      $1,000     Michigan State Housing
                               Development Authority,
                               6.00%, 4/1/01              $1,052,390
                                                            ---------
                               Industrial Development
                               Revenue - 4.5%
NR          A+      $  750     Michigan Strategic
                               Fund, Welch Foods
                               Incorporated Project,
                               6.75%, 7/1/01              $  800,588
NR         BBB         360     Richmond, Michigan
                               Economic Development
                               Corporation, K-MART
                               Project, 6.30%, 1/1/99        364,680
                                                            ---------
                                                          $1,165,268
                                                            ---------
                               Insured Education -
                               1.9%
Aaa        AAA      $  500     Michigan Higher
                               Education Student Loan
                               Authority, (AMBAC),
                               (AMT), 5.65%, 4/1/07       $  503,410
                                                            ---------
                               Insured General
                               Obligations - 16.1%
Aaa        AAA      $1,000     Comstock, Michigan
                               Public Schools,
                               (CGIC), 6.80%, 5/1/02      $1,092,570
Aaa        AAA       1,500     Grand Ledge, Michigan
                               Public Schools,
                               (MBIA), 7.875%, 5/1/11      1,773,315
Aaa        AAA         225     Jackson County,
                               Michigan, Wastewater
                               Disposal
                               Facilities-Clark Lake,
                               (MBIA), 8.00%, 4/1/01         261,043
Aaa        AAA         425     Jackson County,
                               Michigan, Wastewater
                               Disposal
                               Facilities-Clark Lake,
                               (MBIA), 8.00%, 4/1/02         494,139
Aaa        AAA         500     State of Michigan
                               Municipal Bond
                               Authority, Local
                               Government Loan
                               Project, (MBIA),
                               7.25%, 5/1/20                 545,865
                                                            ---------
                                                          $4,166,932
                                                            ---------
                               Insured Industrial
                               Development Revenue - 4.2%
Aaa        AAA      $1,000     Monroe County,
                               Michigan, The Detroit
                               Edison Company,
                               (AMBAC), (AMT), 6.35%,
                               12/1/04                    $1,077,570
                                                            ---------
                               Insured Utility - 4.2%
Aaa        AAA      $1,000     Western Townships
                               Michigan, Sewer
                               Disposal System,
                               (CGIC), 6.70%, 1/1/06      $1,075,660
                                                            ---------
                               Lease Revenue/
                               Certificates of
                               Participation - 8.4%
A1         AA-      $1,000     State of Michigan
                               Building Authority,
                               6.40%, 10/1/04             $1,092,570
A1         AA-       1,000     State of Michigan
                               Building Authority,
                               6.10%, 10/1/01              1,081,570
                                                            ---------
                                                          $2,174,140
                                                            ---------

                               Special Tax Revenue - 10.2%
 A1        AA-      $  875     Michigan State
                               Comprehensive Trans,
                               7.625%, 5/1/11             $   542,905
Baa1         A         500     Puerto Rico Highway
                               and Transportation,
                               5.00%, 7/1/02                  502,230
NR        BBB+       1,500     Battle Creek, Michigan
                               Downtown Development
                               Authority, 6.65%,
                               5/1/02                       1,599,975
                                                            ---------
                                                          $ 2,645,110
                                                            ---------
                               Utility - 2.2%
Baa1        A-      $  535     Puerto Rico Electric
                               Power Authority,
                               6.125%, 7/1/09             $   556,507
                                                            ---------
                               Water & Sewer Revenue - 8.5%
Aa          AA      $1,000     Michigan Municipal
                               Bond Authority, 7.00%,
                               10/1/02                    $ 1,140,180
Baa1         A         950     Puerto Rico Aqueduct
                               and Sewer Authority,
                               7.875%, 7/1/17               1,054,024
                                                            ---------
                                                          $ 2,194,204
                                                            ---------
                               Total tax-exempt
                               investments
                               (identified cost
                               $24,819,371)               $25,869,656
                                                            =========

The Portfolio invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 26.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 6.1% to 11.9% of total investments.

                      See notes to financial statements

                 New Jersey Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

Ratings (Unaudited)
--------------------------
                 Principal
        Standard    Amount
            &         (000
Moody's   Poor's  omitted)             Security                     Value
 ------    -----    ------    ---------------------------   ------------
                               Education - 3.6%
NR          A-      $  380     New Jersey Educational
                               Facilities Authority,
                               Drew University, 5.875%,
                               7/1/03                        $   400,345
NR          A+         360     Higher Education
                               Assistance Authority,
                               (State of New Jersey),
                               (AMT), NJ Class Loan
                               Program, 5.70%,
                               1/1/02                            360,148
A1          AA       1,895     Rutgers, The State
                               University (The State of
                               New Jersey) 6.20%, 5/1/04       2,062,878
A           AA         250     University of Medicine
                               and Dentistry of New
                               Jersey Bonds, Series B,
                               7.05%, 12/1/00                    262,425
                                                               ----------
                                                             $ 3,085,796
                                                               ----------
                               Escrowed - 2.5%
Aaa        AAA      $1,635     Commonwealth of Puerto
                               Rico, Prerefunded to
                               7/1/99, (FGIC), 7.375%,
                               7/1/04                        $ 1,830,824
A            A         300     University of Puerto
                               Rico, University System
                               Revenue Refunding Bonds,
                               Series K, 6.50%, 6/1/04           317,550
                                                               ----------
                                                             $ 2,148,374
                                                               ----------
                               General Obligations - 13.3%
Aa          NR      $1,000     Cherrry Hill Township,
                               New Jersey, 6.20%, 6/1/08     $ 1,053,240
Aaa        AAA       1,280     County of Morris, New
                               Jersey, 6.50%, 8/1/02           1,433,690
Aa          AA       1,000     The Township of Morris,
                               New Jersey, 6.55%, 7/1/02       1,111,840
Aa1        AA+        1000     State of New Jersey,
                               7.25%, 4/15/01                  1,099,270
Aa1        AA+        1000     State of New Jersey,
                               6.00%, 8/1/04                   1,076,900
Aa          NR       1,000     County of Ocean, New
                               Jersey, 6.75%, 7/13/01          1,112,680
Aa          NR       1,000     County of Ocean, New
                               Jersey, 6.375%, 4/15/01         1,090,370
Baa1        A-         750     Puerto Rico Municipal
                               Finance Agency, 5.60%,
                               7/1/02                            772,388
Baa1         A       1,000     Commonwealth of Puerto
                               Rico, 6.35%, 7/1/10             1,055,680
Baa1         A         440     Commonwealth of Puerto
                               Rico, 8.00%, 7/1/06               482,368
Aa          AA       1,000     South Brunswick, New
                               Jersey, 7.125%, 7/15/02         1,141,800
                                                               ----------
                                                             $11,430,226
                                                               ----------
                               Health Care - 2.6%
A           A-      $1,000     New Jersey Health Care
                               Facilities Financing
                               Authority, (Atlantic City
                               Medical Care Center),
                               6.45%, 7/1/02                 $ 1,057,410
A           A-         340     New Jersey Health Care
                               Facilities Financing
                               Authority, (Atlantic City
                               Medical Care Center),
                               6.25%, 7/1/00                     356,106
A           A-         750     New Jersey Health Care
                               Facilities Financing
                               Authority, (Atlantic City
                               Medical Care Center),
                               6.55%, 7/1/03                     798,053
                                                               ----------
                                                             $ 2,211,569
                                                               ----------
                               Housing - 13.1%
NR         AA+      $2,000     New Jersey Housing
                               Finance Agency, 6.30%,
                               11/1/00                       $ 2,096,920
NR         AA+       1,500     New Jersey Housing
                               Finance Agency, 6.60%,
                               11/1/03                         1,600,290
NR          A+       2,500     New Jersey Housing and
                               Mortgage Finance Agency,
                               6.30%, 11/1/01                  2,660,275
NR          A+        1000     New Jersey Housing and
                               Mortgage Finance Agency,
                               6.40%, 11/1/02                  1,057,500
NR          A+       2,570     New Jersey Housing and
                               Mortgage Finance Agency,
                               6.50%, 11/1/03                  2,708,215
NR          A+       1,000     New Jersey Housing and
                               Mortgage Finance Agency,
                               6.00%, 11/1/02                  1,039,010
                                                               ----------
                                                             $11,162,210
                                                               ----------
                               Industrial Development
                               Revenue - 0.9%
Aa3         NR      $  765     New Jersey Economic
                               Development Authority,
                               LOC: Bank of Paris,
                               (AMT), 6.00%, 12/1/02         $   787,766
                                                               ----------
                               Insured Education - 1.7%
Aaa        AAA      $  335     New Jersey State
                               Educational Facilities,
                               Seton Hall University,
                               6.00%, 7/1/00                 $   356,507
Aaa        AAA       1,000     New Jersey State
                               Educational Facilities,
                               Seton Hall University,
                               6.10%, 7/1/01                   1,075,890
                                                               ----------
                                                             $ 1,432,397
                                                               ----------

                               Insured General
                               Obligations - 11.8%
Aaa        AAA      $1,000     Atlantic City, New
                               Jersey, Board of
                               Education, (AMBAC),
                               6.00%, 12/1/02                $ 1,076,280
Aaa        AAA       1,175     Edison, New Jersey,
                               (AMBAC), 4.70%, 1/1/04          1,165,412
Aaa        AAA         500     City of Elizabeth, Union
                               County, New Jersey,
                               (MBIA) 6.10%, 11/15/99            534,350
Aaa        AAA         500     City of Elizabeth, Union
                               County, New Jersey,
                               (MBIA) 6.20%, 11/15/01            541,905
Aaa        AAA         500     City of Elizabeth, Union
                               County, New Jersey,
                               (MBIA) 6.20%, 11/15/02            541,355
Aaa        AAA       1,200     Jackson Township, New
                               Jersey, Local School
                               District, (FGIC), 6.60%,
                               6/1/02                          1,328,232
Aaa        AAA       1,200     Jackson Township, New
                               Jersey, Local School
                               District, (FGIC), 6.60%,
                               6/1/03                          1,336,152
Aaa        AAA       1,200     Kearney, New Jersey,
                               (FSA), 6.50%, 2/1/04            1,323,672
Aaa        AAA         850     Roselle, New Jersey,
                               (MBIA), 4.65%, 10/15/03           841,007
Aaa        AAA       1,000     South Brunswick Township,
                               New Jersey, Board of
                               Education, (FGIC), 6.40%,
                               8/1/03                          1,095,750
Aaa        AAA         270     Union County, New Jersey,
                               (FSA), 6.375%, 11/1/01            293,498
                                                               ----------
                                                             $10,077,613
                                                               ----------
                               Insured Health Care - 2.5%
Aaa        AAA      $1,910     New Jersey Health Care
                               Facilities & Financing
                               Authority, (Dover General
                               Hospital & Medical
                               Center), (MBIA), 7.00%,
                               7/1/04                        $ 2,176,197
                                                               ----------
                               Insured Housing - 2.1%
Aaa        AAA      $1,440     New Jersey State Housing
                               and Mortgage Finance
                               Agency, (MBIA), 7.25%,
                               10/1/15                       $ 1,505,923
Aaa        AAA         300     Puerto Rico Housing Bank
                               and Finance Agency,
                               Special Obligation,
                               (FSA), 5.95%, 10/1/01             309,897
                                                               ----------
                                                             $ 1,815,820
                                                               ----------
                               Insured Industrial Development
                               Revenue - 4.4%
Aaa        AAA      $2,500     New Jersey Economic
                               Development Authority,
                               Market Transition 5.70%,
                               7/1/05                        $ 2,629,500
Aaa        AAA       1,000     New Jersey Economic
                               Development Authority,
                               Market Transition 5.80%,
                               7/1/07                          1,042,950
Aaa        AAA         100     Warren County New Jersey
                               Pollution Control Finance
                               Authority, Resource
                               Recovery, (MBIA), 6.55%,
                               12/1/06                           110,563
                                                               ----------
                                                             $ 3,783,013
                                                               ----------
                               Insured Solid Waste - 1.9%
Aaa        AAA      $1,315     The Bergen County
                               Utilities Authority,
                               Solid Waste System,
                               (FGIC), 5.80%, 6/15/00        $ 1,391,112
Aaa        AAA         250     The Bergen County
                               Utilities Authority,
                               Solid Waste System,
                               (FGIC), 6.00%, 6/15/02            268,170
                                                               ----------
                                                             $ 1,659,282
                                                               ----------
                               Insured Transportation - 8.5%
Aaa        AAA      $1,500     New Jersey Turnpike
                               Authority, (AMBAC),
                               5.90%, 1/1/03                 $ 1,581,975
Aaa        AAA       2,000     New Jersey Turnpike
                               Authority, (AMBAC),
                               5.90%, 1/1/04                   2,148,140
Aaa        AAA         895     New Jersey Turnpike
                               Authority, (AMBAC),
                               6.40%, 1/1/02                     981,976
Aaa        AAA       2,325     Port Authority of New
                               York & New Jersey,
                               (AMBAC), 7.40%, 10/1/12         2,610,254
                                                               ----------
                                                             $ 7,322,345
                                                               ----------
                               Insured Utility - 1.3%
Aaa        AAA      $1,000     Middlesex County, New
                               Jersey, Utility
                               Authority, (FGIC) 6.10%,
                               12/1/01                       $ 1,083,470
                                                               ----------
                               Insured Water & Sewer - 2.3%
Aaa        AAA      $  870     The Ocean County
                               Utilities Authority of
                               New Jersey, Wastewater
                               Revenue Bonds, (FGIC),
                               6.40%, 1/1/01                 $   905,914

Aaa        AAA       1,000     The Ocean County
                               Utilities Authority of
                               New Jersey, Wastewater
                               Revenue Bonds, (FGIC),
                               6.70%, 1/1/07                   1,044,860
                                                               ----------
                                                             $ 1,950,774
                                                               ----------
                               Lease Revenue/Certficates
                               of Participation - 3.4%
Aa         AA-      $1,000     Mercer County Improvement
                               Authority, (Richard J.
                               Hughes Justice Complex),
                               5.15%, 1/1/05                 $ 1,000,700
Aa         AA-       1,000     Mercer County Improvement
                               Authority, (Richard J.
                               Hughes Justice Complex),
                               5.15%, 1/1/06                   1,000,220
A1          A+         875     State of New Jersey,
                               Certificates of
                               Participation, 5.90%,
                               4/1/99                            914,165
                                                               ----------
                                                             $ 2,915,085
                                                               ----------
                               Solid Waste - 5.5%
Baa         NR      $  300     The Atlantic County
                               Utilities Authority (New
                               Jersey), Solid Waste
                               System, 7.00%, 3/1/08         $   302,433
A1         AA-         500     Gloucester County
                               Improvement Authority of
                               New Jersey, (Landfill
                               Project), 5.20%, 9/1/99           514,740
A1         AA-         500     Gloucester County
                               Improvement Authority of
                               New Jersey, (Landfill
                               Project), 5.40%, 9/1/00           519,150
NR        BBB-       1,250     New Jersey Economic
                               Development Authority,
                               Heating & Cooling,
                               (Trigen-Trenton
                               Project), 6.10%, 12/1/04        1,254,388
A1          NR         300     The Passaic County
                               Utilities Authority (New
                               Jersey), Solid Waste
                               Disposal, 5.70%, 3/1/98           308,667
NR           A       1,700     The Union County
                               Utilities Authority (New
                               Jersey), Solid Waste
                               System, (AMT), 7.20%,
                               6/15/04                         1,784,779
                                                               ----------
                                                             $ 4,684,157
                                                               ----------
                               Special Tax Revenue - 0.4%
Baa1      BBB+      $  300     Puerto Rico
                               Infrastructure Financing
                               Authority, Special Tax
                               Revenue Bonds, 7.60%,
                               7/1/00                        $   328,443
                                                               ----------
                               Transportation - 12.9%
Aa          A+      $1,350     New Jersey Transportation
                               Trust Fund Authority,
                               6.00%, 6/15/01                $ 1,443,663
Aa          A+       2,300     New Jersey Transportation
                               Trust Fund Authority,
                               6.00%, 6/15/02                  2,469,901
A1         AA-         500     New Jersey Highway
                               Authority, (Garden State
                               Parkway), 5.90%, 1/1/04           534,570
A1         AA-         250     New Jersey Highway
                               Authority, (Garden State
                               Parkway), 6.10%, 1/1/06           267,960
A1         AA-         500     The Port Authority of New
                               York and New Jersey,
                               5.50% 8/1/05                      521,370
A1         AA-         480     The Port Authority of New
                               York and New Jersey,
                               6.90%, 7/1/08                     516,787
Baa1         A       2,600     Puerto Rico Highway
                               Authority, 6.75%, 7/1/05        2,817,048
NR          A+         755     South Jersey Port
                               Corporation (An
                               Instrumentality of the
                               State of New Jersey),
                               (AMT), 4.75%, 1/1/00              759,553
NR          A+         830     South Jersey Port
                               Corporation (An
                               Instrumentality of the
                               State of New Jersey),
                               (AMT), 4.95%, 1/1/02              831,702
NR          A+         910     South Jersey Port
                               Corporation (An
                               Instrumentality of the
                               State of New Jersey),
                               (AMT), 5.15%, 1/1/04              918,436
                                                               ----------
                                                             $11,080,990
                                                               ----------
                               Utilities - 2.7%
Baa1        A-      $  990     Puerto Rico Electric
                               Power Authority, 6.125%,
                               7/1/08                        $ 1,037,946
Baa1        A-       1,250     Puerto Rico Electric
                               Power Authority, 6.125%,
                               7/1/08                          1,300,250
                                                               ----------
                                                             $ 2,338,196
                                                               ----------

                               Water & Sewer Revenue - 2.6%
 Baa1       A       $1,985     Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                        $ 2,202,354
                                                               ----------
                               Total tax-exempt
                               investments (identified
                               cost, $83,167,449)            $85,676,077
                                                               ==========

The Portfolio invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 36.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 5.4% to 13.9% of total investments.

                      See notes to financial statements

                  New York Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

 Ratings (Unaudited)
 -------------------------
                 Principal
        Standard    Amount
            &         (000
Moody's   Poor's  omitted)            Security                     Value
------     -----    ------    -------------------------   -------------
                               Education - 9.5%
Aaa        AA+      $  500     Dormitory Authority of
                               the State of New York,
                               Columbia University,
                               5.10%, 7/1/01               $   516,525
Aa          AA       2,250     Dormitory Authority of
                               the State of New York,
                               Cornell University,
                               7.375%, 7/1/20                2,539,035
Aa          AA       1,000     Dormitory Authority of
                               the State of New York,
                               Cornell University,
                               7.375%, 7/1/30                1,128,460
NR          AA       1,000     Dormitory Authority of
                               the State of New York,
                               Manhattan College,
                               6.10%, 7/1/04                 1,094,020
A1          A+       5,955     Dormitory Authority of
                               the State of New York,
                               University of
                               Rochester, 6.50%,
                               7/1/09                        6,179,444
Baa1       BBB       1,000     Dormitory Authority of
                               the State of New York,
                               City University, 6.10%,
                               7/1/01                        1,053,200
Baa1      BBB+       1,000     Dormitory Authority of
                               the State of New York,
                               State University,
                               7.25%, 5/15/99                1,083,430
Baa1      BBB+       1,000     Dormitory Authority of
                               The State of New York,
                               State University,
                               5.20%, 5/15/03                  999,310
                                                             -----------
                                                           $14,593,424
                                                             -----------
                               Electric Utility - 2.9%
Aa         AA-      $3,125     Power Authority of the
                               State of New York,
                               6.60%, 1/1/02               $ 3,469,406
Aa         AA-         970     Power Authority of the
                               State of New York,
                               7.875%, 1/1/07                1,056,301
                                                             -----------
                                                           $ 4,525,707
                                                             -----------
                               Escrowed/Prerefunded - 15.5%
Aaa        AAA      $1,710     The City of New York,
                               Escrowed to Maturity,
                               (AMBAC), 6.25%, 8/1/02      $ 1,873,527
Aaa         NR       2,250     Dormitory Authority of
                               the State of New York,
                               State University,
                               Prerefunded to 5/15/02,
                               6.75%, 5/15/21                2,556,338
Aaa        AAA       5,000     New York Local
                               Government Assistance
                               Corporation,
                               Prerefunded to 4/1/01,
                               7.00%, 4/1/16                 5,680,500
Aaa        AAA       2,000     New York State Housing
                               Finance Agency,
                               Escrowed to Maturity,
                               6.80%, 5/15/01                2,224,480
Aaa        AAA         900     New York State Housing
                               Finance Authority,
                               State University,
                               Escrowed to Maturity,
                               7.80%, 5/1/01                 1,044,954
Aaa        AA-       2,275     Power Authority of the
                               State of New York,
                               Prerefunded to 1/1/96,
                               7.375%, 1/1/18                2,339,724
NR         AA-       2,750     Power Authority of the
                               State of New York,
                               Prerefunded to 1/1/98,
                               8.00%, 1/1/17                 3,019,280
Aaa        AAA       2,500     Suffolk County, New
                               York Water Authority,
                               (AMBAC), Prerefunded to
                               6/1/02, 6.00%, 6/1/17         2,735,525
Aaa         A+       1,900     Triborough Bridge and
                               Tunnel Authority,
                               Prerefunded to 1/1/95,
                               7.25%, 1/1/06                 2,141,984
                                                             -----------
                                                           $23,616,312
                                                             -----------
                               General Obligations - 8.1%
Baa1      BBB+      $  500     The City of New York,
                               6.875%, 2/1/02              $   533,510
Baa1      BBB+       1,000     The City of New York,
                               6.375%, 8/1/05                1,028,740
Baa1      BBB+       3,000     The City of New York,
                               6.40%, 8/1/03                 3,130,770
Baa1      BBB+       1,500     The City of New York,
                               6.375%, 8/1/06                1,527,660
A           A-       1,500     State of New York,
                               7.50%, 11/15/00               1,710,765
A           A-       1,000     State of New York,
                               7.50%, 11/15/01               1,155,830
A           A-       2,000     State of New York,
                               7.00%, 11/15/02               2,277,880
Baa1         A       1,000     Puerto Rico
                               Commonwealth, 6.35%,
                               7/1/10                        1,055,680
                                                             -----------
                                                           $12,420,835
                                                             -----------
                               Hospitals - 5.4%
Baa        BBB      $  500     Cortland County
                               Industrial Development
                               Agency, Cortland
                               Memorial Hospital Inc.
                               Project, 6.15%, 7/1/02      $   510,710
NR         AAA       2,000     New York State Medical
                               Care Facilities Finance
                               Agency, Mount Sinai
                               Hospital, 5.40%,
                               8/15/00                       2,056,600
NR         AAA       3,000     New York State Medical
                               Care Facilities Finance
                               Agency, Mount Sinai
                               Hospital, 5.50%,
                               8/15/01                       3,112,230

Baa1      BBB+       1,415     New York State Medical
                               Care Facilities Finance
                               Agency, Hospital and
                               Nursing Home Revenue
                               Bonds, 7.625%, 2/15/08        1,523,219
Aa          AA       1,000     New York State Medical
                               Care Facilities Finance
                               Agency, Hospital and
                               Nursing Home Revenue
                               Bonds, 7.50%, 2/15/09         1,094,350
                                                             -----------
                                                           $ 8,297,109
                                                             -----------
                               Housing - 0.7%
NR         AAA      $1,050     New York City Housing
                               Development
                               Corporation, 6.70%,
                               6/1/00                      $ 1,109,430
                                                             -----------
                               Industrial Development
                               Revenue - 0.7%
A           NR      $1,045     United Nations
                               Development
                               Corporation, 5.70%,
                               7/1/02                      $ 1,099,152
                                                             -----------
                               Insured Education - 2.8%
Aaa        AAA      $1,075     Dormitory Authority of
                               the State of New York,
                               Mt. Sinai School of
                               Medicine, (MBIA),
                               6.75%, 7/1/09               $ 1,163,763
Aaa        AAA       2,000     Dormitory Authority of
                               the State of New York,
                               (FGIC), 7.00% 7/1/13          2,173,660
Aaa        AAA       1,000     Dormitory Authority of
                               the State of New York,
                               City University,
                               (FGIC), 5.25%, 7/1/06         1,015,510
                                                             -----------
                                                           $ 4,352,933
                                                             -----------
                               Insured General
                               Obligations - 2.3%
Aaa        AAA      $  765     Brookhaven, New York,
                               (MBIA), 5.50%, 5/1/02       $   800,557
Aaa        AAA       2,750     Nassau County, New
                               York, (FGIC), 5.10%,
                               8/1/04                        2,790,783
                                                             -----------
                                                           $ 3,591,340
                                                             -----------
                               Insured Hospital - 4.9%
Aaa        AAA      $4,450     New York State Medical
                               Care Facilities Finance
                               Agency, New York State
                               Hospital, (AMBAC),
                               6.10%, 2/15/04              $ 4,815,657
Aaa        AAA       2,500     New York State Medical
                               Care Facilities Finance
                               Agency, New York State
                               Hospital, (AMBAC),
                               6.20%, 2/15/05                2,723,900
                                                             -----------
                                                           $ 7,539,557
                                                             -----------
                               Insured Housing - 1.3%
Aa          AA      $2,000     New York City Housing
                               Development
                               Corporation, (FHA),
                               5.40%, 11/1/05              $ 1,998,360
                                                             -----------
                               Insured Miscellaneous - 0.7%
Aaa        AAA      $1,000     New York State
                               Municipal Bond Bank
                               Agency, (AMBAC),
                               6.625%, 3/15/06             $ 1,089,480
                                                             -----------
                               Insured Solid Waste - 0.7%
Aaa        AAA      $1,000     Duchess County Resource
                               Recovery Agency,
                               (FGIC), 7.20%, 1/1/02       $ 1,114,730
                                                             -----------
                               Insured Special Tax - 0.7%
Aaa        AAA      $1,500     Municipal Assistance
                               Corporation for the
                               City of New York,
                               (MBIA), 6.875%, 7/1/01      $ 1,060,030
                                                             -----------
                               Insured Transportation - 8.6%
Aaa        AAA      $  905     Metropolitan
                               Transportation
                               Authority for the City
                               of New York, (MBIA),
                               5.60%, 7/1/01               $   951,065
Aaa        AAA       1,135     Metropolitan
                               Transportation
                               Authority for the City
                               of New York, (MBIA),
                               5.80%, 7/1/03                 1,209,081
Aaa        AAA       3,500     The Port Authority of
                               New York and New
                               Jersey, (MBIA), 6.375%,
                               10/15/17                      3,632,020
Aaa        AAA       2,500     The Port Authority of
                               New York and New
                               Jersey, (AMBAC), 7.40%,
                               10/1/12                       2,806,725
Aaa        AAA       2,000     Triborough Bridge and
                               Tunnel Authority,
                               (MBIA), 6.20%, 1/1/01         2,157,980
Aaa        AAA       2,290     Triborough Bridge and
                               Tunnel Authority,
                               (FGIC), 5.80%, 1/1/02         2,432,324
                                                             -----------
                                                           $13,189,195
                                                             -----------

                               Insured Utility - 5.0%
Aaa        AAA      $5,280     New York State Energy
                               Research and
                               Development Authority,
                               Central Hudson Gas,
                               (FGIC), 7.375%,
                               10/1/14                     $ 5,955,365
Aaa        AAA       1,600     New York State Power
                               Authority, (MBIA),
                               7.875%, 1/1/13                1,755,344
                                                             -----------
                                                           $ 7,710,709
                                                             -----------
                               Insured Water & Sewer - 2.7%
Aaa        AAA      $1,000     Buffalo New York Sewer
                               Authority, (FGIC),
                               5.00%, 7/1/03               $ 1,014,020
Aaa        AAA       1,000     New York City Municipal
                               Water Finance
                               Authority, (FGIC),
                               6.00%, 6/15/19                1,003,170
Aaa        AAA       1,000     New York City Municipal
                               Water Finance
                               Authority, (AMBAC),
                               5.55%, 6/15/01                1,045,530
Aaa        AAA       1,000     New York City Municipal
                               Water Finance
                               Authority, (AMBAC),
                               5.80%, 6/15/03                1,060,340
                                                             -----------
                                                           $ 4,123,060
                                                             -----------
                               Lease Revenue/
                               Certificates of
                               Participation - 5.8%
A1          AA      $3,000     Battery Park City
                               Authority, 6.00%,
                               11/1/03                     $ 3,223,950
A1          AA       3,500     Housing New York
                               Corporation, 6.00%,
                               11/1/03                       3,659,075
Baa1         A       2,000     Puerto Rico Public
                               Buildings Authority,
                               5.30%, 7/1/03                 2,033,200
                                                             -----------
                                                           $ 8,916,225
                                                             -----------
                               Special Tax Revenue - 8.5%
Aa         AA-      $2,975     Municipal Assistance
                               Corporation for the
                               City of New York,
                               5.75%, 7/1/08               $ 3,047,412
Aa         AA-       2,500     Municipal Assistance
                               Corporation for the
                               City of New York,
                               7.30%, 7/1/08                 2,786,175
Aa         AA-       1,000     Municipal Assistance
                               Corporation for the
                               City of New York,
                               6.75%, 7/1/96                 1,058,650
A            A       1,750     New York Local
                               Government Assistance
                               Corporation, 7.00%,
                               4/1/04                        1,945,615
A            A       2,120     New York Local
                               Government Assistance
                               Corporation, 7.20%,
                               4/1/04                        2,378,237
A            A         750     New York Local
                               Government Assistance
                               Corporation, 5.90%,
                               4/1/05                          791,985
Baa1      BBB+         660     New York State Medical
                               Care Facilities Finance
                               Agency, Mental Health
                               Services Facilities,
                               7.10%, 8/15/01                  717,783
Baa1      BBB+         350     Puerto Rico
                               Infrastructure
                               Financing Authority,
                               7.60%, 7/1/00                   383,184
                                                             -----------
                                                           $13,109,041
                                                             -----------
                               Transportation - 7.6%
Baa1       BBB      $1,000     Metropolitan
                               Transportation
                               Authority, 5.375%,
                               7/1/02                      $ 1,017,140
A1           A       1,750     New York State Thruway
                               Authority, 5.375%,
                               1/1/02                        1,809,290
Baa1       BBB       1,500     New York State Thruway
                               Authority, 5.80%,
                               4/1/00                        1,553,220
Baa1       BBB       2,000     New York State Thruway
                               Authority, 6.00%,
                               4/1/02                        2,086,060
Baa1       BBB       1,000     New York State Thruway
                               Authority, 6.00%,
                               4/1/03                        1,039,050
Baa1         A       2,850     Puerto Rico Highway
                               Authority, 6.75%,
                               7/1/05                        3,087,918
Aa          A+       1,000     Triborough Bridge and
                               Tunnel Authority,
                               6.75%, 1/1/02                 1,090,630
                                                             -----------
                                                           $11,683,308
                                                             -----------
                               Water & Sewer Revenue - 5.6%
A           A-      $1,825     New York City Municipal
                               Water Finance
                               Authority, 5.70%,
                               6/15/02                     $ 1,909,461
Aa         AA-       1,000     New York State
                               Environmental
                               Facilities Corporation,
                               7.50%, 3/15/11                1,105,490
Aa           A       1,000     New York State
                               Environmental
                               Facilities Corporation,
                               6.90%, 6/15/02                1,128,390
Aa           A       1,125     New York State
                               Environmental
                               Facilities Corporation,
                               6.50%, 6/15/04                1,224,641
Aaa        AAA       1,000     New York State
                               Environmental
                               Facilities Corporation,
                               County of Westchester
                               Project, 6.30%, 9/15/05       1,095,127

Aa          A       2,000      New York State
                               Environmental
                               Facilities Corporation,
                               New York City Municipal
                               Water Finance
                               Authority, 6.60%,
                               6/15/05                        2,181,740
                                                             -----------
                                                           $  8,644,849
                                                             -----------
                               Total tax-exempt
                               investments (identified
                               cost $150,966,523)          $153,784,786
                                                             ===========

The Portfolio invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 29.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.0% to 11.4% of total investments.

                      See notes to financial statements

                    Ohio Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

 Ratings (Unaudited)
--------------------------
                 Principal
        Standard    Amount
            &         (000
Moody's   Poor's  omitted)             Security                      Value
 ------    -----    ------    ----------------------------   ------------
                               Education - 5.7%
A           NR      $  325     The Student Loan Funding
                               Corporation of Cincinatti,
                               (AMT), 6.875%, 8/1/98           $  339,099
A1          A+         500     The Student Loan Funding
                               Corporation of Cincinatti,
                               (AMT), 5.75%, 8/1/03               513,570
A1          NR       1,200     The Student Loan Funding
                               Corporation of Cincinatti,
                               (AMT), 5.95%, 8/1/05             1,232,316
                                                                ----------
                                                               $2,084,985
                                                                ----------
                               Escrowed - 4.7%
Aaa        AAA      $  650     Clermont County, Ohio,
                               Water Works, (AMBAC),
                               Prerefunded to 12/1/01,
                               6.625%, 12/1/16                 $  731,530
NR          NR         900     Franklin County, Ohio,
                               Prerefunded to 12/1/01,
                               6.375%, 12/1/20                    998,361
                                                                ----------
                                                               $1,729,891
                                                                ----------
                               General Obligations - 16.7%
NR          A+      $  750     City of Cincinatti School
                               District, (Hamilton
                               County, Ohio) Revenue
                               Anticipation Notes, 6.05%,
                               6/15/00                         $  789,585
NR          NR         500     Cleveland, Ohio, City
                               School District, 6.50%,
                               6/15/97                            502,560
Aaa        AAA       1,090     Columbus, Ohio, 6.30%,
                               1/1/05                           1,192,776
NR          NR         300     Kings County, Ohio, Local
                               School District, 7.60%,
                               12/1/10                            336,324
Aa          AA         200     State of Ohio,
                               Infrastructure Improvement
                               Bonds, 6.50%, 8/1/04               224,514
Baa1         A       1,000     Commonwealth of Puerto
                               Rico, 6.25%, 7/1/08              1,064,290
A           NR       1,000     Wauseon, Ohio School
                               District, 7.25%, 12/1/10         1,089,850
NR          NR         924     Youngstown, Ohio, County
                               School District, 6.40%,
                               7/1/00                             955,083
                                                                ----------
                                                               $6,154,982
                                                                ----------
                               Health Care - 8.5%
Aa2         NR      $1,250     Hamilton County, Ohio
                               Hospital Facilities,
                               (Episcopal Retirement
                               Homes, Inc.), 6.80%,
                               1/1/08                          $1,363,675
NR        BBB-         680     Marion County, Ohio,
                               Health Care Facilties,
                               (United Church Homes
                               Project), 5.25%, 11/15/98          669,814
Aa2         NR       1,000     Warren County, Ohio,
                               Hospital Facilities,
                               (Otterbein Homes Project),
                               7.20,
                               7/1/11                           1,104,030
                                                                ----------
                                                               $3,137,519
                                                                ----------
                               Hospitals - 7.0%
A           A-      $1,000     Erie County Hospital
                               Improvement (Fireland
                               Community Hospital
                               Project), 6.75%, 1/1/08         $1,059,410
Baa        BBB         500     Hamilton County Ohio
                               Health System (Providence
                               Hospital Project), 6.00%,
                               7/1/01                             506,960
NR          NR         990     Mt. Vernon Ohio Hospital,
                               (Knox Community Hospital),
                               7.875%, 6/1/12                   1,025,531
                                                                ----------
                                                               $2,591,901
                                                                ----------
                               Industrial Development
                               Revenue - 8.1%
NR          A-      $1,020     Ohio Economic Development
                               Commission, (ABS
                               Industries) (AMT), 6.00%,
                               6/1/04                          $1,035,014
NR          A-       1,000     Ohio Economic Development
                               Commission, (Ohio
                               Enterprise Bond
                               Fund-Progress Plastics
                               Products), (AMT), 5.60%,
                               6/1/02                           1,005,980
NR          A-         855     Ohio Economic Development
                               Commission, (Ohio
                               Enterprise Bond
                               Fund-Progress Plastics
                               Products), (AMT), 6.80%,
                               12/1/01                            928,564
                                                                ----------
                                                               $2,969,558
                                                                ----------
                               Insured Education - 3.7%
Aaa        AAA      $  350     Ohio State Public
                               Facilities Commission,
                               (Higher Educational
                               Facilities), (AMBAC),
                               6.50%, 12/1/01                     381,651

 Aaa       AAA       1,000     Ohio State Public
                               Facilities Commission,
                               (Higher Educational
                               Facilities), (AMBAC),
                               4.70%, 6/1/05                      985,450
                                                                ----------
                                                              $ 1,367,101
                                                                ----------
                               Insured General
                               Obligations - 23.5%
Aaa        AAA      $1,615     Cleveland, Ohio, (MBIA),
                               6.50%, 11/15/01                $ 1,784,963
Aaa        AAA       1,350     Mt. Vernon County, Ohio,
                               Local School District,
                               (FGIC), 7.50%, 12/1/14           1,571,508
Aaa        AAA       1,760     Southwest Licking Ohio
                               School Facilities
                               Improvement, (FGIC),
                               7.10%, 12/1/16                   1,985,245
Aaa        AAA       1,000     West Clermont Ohio School
                               District, (AMBAC), 7.125%,
                               12/1/19                          1,140,990
Aaa        AAA       1,500     West Clermont Ohio School
                               District, (AMBAC), 6.90%,
                               12/1/12                          1,672,680
Aaa        AAA         400     West Geauga, Ohio, Local
                               School District, (AMBAC),
                               8.10%, 11/1/03                     482,712
                                                                ----------
                                                              $ 8,638,098
                                                                ----------
                               Insured Hospitals - 6.7%
Aaa        AAA      $1,080     Portage County Ohio
                               Hospital Revenue Bonds,
                               (Robinson Hospital
                               Project), (MBIA), 6.50%,
                               11/15/03                       $ 1,195,236
Aaa        AAA       1,150     Portage County Ohio
                               Hospital Revenue Bonds,
                               (Robinson Hospital
                               Project), (MBIA), 6.50%,
                               11/15/04                         1,275,845
                                                                ----------
                                                              $ 2,471,081
                                                                ----------
                               Insured Utilties - 3.4%
Aaa        AAA      $  500     Clevelend, Ohio, Public
                               Power System, (MBIA),
                               6.10%, 11/15/03                $   546,385
Aaa        AAA         650     Clevelend, Ohio, Public
                               Power System, (MBIA),
                               7.00%, 11/15/17                    712,875
                                                                ----------
                                                              $ 1,259,260
                                                                ----------
                               Lease Revenue/Certificate
                               of Participation - 1.5%
A1          A+      $  500     Ohio Building Authority,
                               (State Correctional
                               Facilities) 6.50%, 10/1/04     $   547,760
                                                                ----------
                               Special Tax - 1.4%
NR          NR      $  504     Columbus Ohio Special
                               Assessment, 6.05%, 9/15/05     $   505,054
                                                                ----------
                               Utility - 0.9%
NR         BBB      $  350     Guam Power Authority,
                               5.10%, 10/1/03                 $   344,813
                                                                ----------
                               Water & Sewer Revenue - 8.2%
A1         AA-      $  900     Hamilton County Ohio Sewer
                               System, (The Metropolitan
                               District of Greater
                               Cincinatti), 6.40%,
                               12/1/02                        $   986,652
A1           A         850     Ohio State Water
                               Development Authority,
                               Pollution Control
                               Facilities, (Phillip
                               Morris Project),
                               7.25%,12/1/08                      906,616
Baa1         A       1,000     Puerto Rico Aqueduct &
                               Sewer Authority, 7.875%,
                               7/1/17                           1,109,500
                                                                ----------
                                                              $ 3,002,768
                                                                ----------
                               Total tax-exempt
                               investments (identified
                               cost, $35,685,052)             $36,804,771
                                                                ==========

The Portfolio invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 37.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 9.7% to 15.0% of total investments.

                      See notes to financial statements

                Pennsylvania Limited Maturity Tax Free Portfolio
            Portfolio of Investments - September 30, 1995 (Unaudited)
                          Tax-Exempt Investments - 100%

 Ratings (Unaudited)
--------------------------
                 Principal
        Standard    Amount
            &         (000
Moody's   Poor's  omitted)            Security                      Value
 ------    -----    ------    --------------------------   -------------
                               Education - 3.8%
NR         AAA      $  700     Montgomery County Higher
                               Education and Health
                               Authority, (Saint
                               Joseph's University),
                               6.00%, 12/15/02               $   747,481
Aa          A+       1,500     Pennsylvania Higher
                               Educational Facilities
                               Authority, (Thomas
                               Jefferson University),
                               5.90%, 8/15/00                  1,598,130
Baa1       BBB         500     Pennsylvania Higher
                               Educational Facilities
                               Authority, (The Medical
                               College of
                               Pennsylvania), 7.25%,
                               3/1/05                            530,465
A1         AA-       1,000     The Pennsylvania State
                               University Bonds, 6.25%,
                               3/1/06                          1,073,770
                                                              -----------
                                                             $ 3,949,846
                                                              -----------
                               Escrowed/Prerefunded - 23.2%
Aaa        AAA      $1,000     Allegheny County,
                               Pennsylvania, Sanitation
                               Authority, (FGIC)
                               Prerefunded to 12/1/01,
                               6.50%, 12/1/16                $ 1,103,630
AAA         A-         520     Chester County Health
                               and Education Facilities
                               Authority, (Bryn Mawr
                               Rehabilitation
                               Hospital), Escrowed to
                               Maturity, 6.50%, 7/1/02           568,786
Aaa        AAA         500     Dauphin County Hospital
                               Authority, (Polyclinic
                               Medical Center of
                               Harrisburg), (MBIA),
                               Prerefunded to 8/15/99,
                               6.90%, 8/15/11                    544,860
Aaa        AAA       1,000     Harrisburg, Pennsylvania
                               Water Revenue Authority,
                               (FGIC), Prerefunded to
                               7/15/01, 7.00%, 7/15/06         1,123,210
Aaa        AAA       1,355     Manheim Boro,
                               Pennsylvania, Water &
                               Sewer Authority, (MBIA),
                               Prerefunded to 9/1/01,
                               6.65%, 9/1/05                   1,500,893
Aaa        AAA         500     Pennsylvania Turnpike
                               Commission, (FGIC),
                               Escrowed to Maturity,
                               6.50%, 12/1/01                    551,815
Aaa        AAA       3,200     Philadelphia Municipal
                               Authority, Justice Lease
                               Revenue Bonds, (FGIC),
                               Prerefunded to 11/15/01,
                               7.10%, 11/15/11                 3,679,648
Aaa         NR       2,500     Philadelphia,
                               Pennsylvania, Hospital &
                               Higher Education,
                               (Children's Hospital),
                               Prerefunded to 2/15/02,
                               6.50%, 2/15/21                  2,789,375
Aaa        AAA       2,000     The Pittsburgh Water and
                               Sewer Authority, (FGIC),
                               Prerefunded to 9/1/01,
                               6.75%, 9/1/10                   2,256,260
Aaa        AAA       2,000     Pleasant Valley School
                               District (Monroe County,
                               Pennsylvania) (AMBAC),
                               Prerefunded to 3/15/01,
                               5.85%, 3/1/05                   2,124,120
Aaa        AAA       1,095     Schuykill County,
                               Pennsylvania,
                               Redevelopment Authority,
                               (FGIC), Prerefunded to
                               6/1/01, 6.75%, 6/1/02           1,210,117
Aaa        AAA       1,500     Somerset County,
                               Pennsylvania, General
                               Authority, (FGIC),
                               Escrowed to Maturity,
                               6.50%,
                               10/15/01                        1,652,715
Aaa        AAA       1,000     Somerset County,
                               Pennsylvania, General
                               Authority, (FGIC),
                               Prerefunded to 10/15/01,
                               7.00%, 10/15/13                 1,127,920
Aa         AA+         500     Temple University of the
                               Commonwealth System,
                               Hospital & Higher
                               Education, Prerefunded
                               to 8/1/98, 6.90%, 8/1/99          534,880
Aaa        AAA       3,000     County of Westmoreland,
                               Pennsylvania, (AMBAC),
                               Prerefunded to 8/1/01,
                               6.70%, 8/1/09                   3,326,550
                                                              -----------
                                                             $24,094,779
                                                              -----------
                               General Obligations - 4.7%
Aa          NR      $  325     Chester County,
                               Pennsylvania, 6.50%,
                               12/15/02                      $   357,448

A1         AA-       1,220     Hatboro-Horsham School
                               District of Montgomery
                               County, Pennsylvania,
                               6.70%, 4/1/08                   1,319,125
A1         AA-       1,500     Commonwealth of
                               Pennsylvania, 6.00%,
                               9/15/01                         1,617,015
Baa1         A       1,000     The Commomwealth of
                               Puerto Rico, Public
                               Improvement Refunding
                               Bonds, 5.50%, 7/1/01            1,042,320
Baa1         A         500     Puerto Rico Public
                               Building Authority,
                               6.00%, 7/1/99                     526,045
                                                              -----------
                                                             $ 4,861,953
                                                              -----------
                               Health Care - 4.2%
NR          NR      $1,120     Delaware County,
                               Pennsylvania, Industrial
                               Development Authority,
                               (Glen Riddle Project),
                               8.125%, 9/1/05                $ 1,121,355
Aa          AA       1,030     Geisinger, Pennsylvania,
                               Health System, 6.00%,
                               7/1/01                          1,083,910
Aa          AA       2,000     Geisinger, Pennsylvania,
                               Health System, 7.375%,
                               7/1/01                          2,186,820
                                                              -----------
                                                             $ 4,392,085
                                                              -----------
                               Hospitals - 11.7%
NR         AAA      $1,030     Indiana County,
                               Pennsylvania, Hospital
                               Authority, (Indiana
                               Hospital Project),
                               (CLEE), 5.75%, 7/1/00         $ 1,072,292
NR         AAA         825     Indiana County,
                               Pennsylvania, Hospital
                               Authority, (Indiana
                               Hospital Project),
                               (CLEE), 5.875%, 7/1/01            866,019
Baa1      BBB+       1,000     Monroeville,
                               Pennsylvania, Hospital
                               Authority, (Forbes
                               Health), 5.75%, 10/1/05
                               (1)                               983,610
A           NR         500     New Castle Area Hospital
                               Authority, (St. Francis
                               Hospital of New Castle),
                               5.90%, 11/15/00                   515,505
NR         BBB         500     Northampton County
                               Hospital Authority,
                               (Easton Hospital) 6.90%,
                               1/1/02                            514,700
Baa1      BBB+       1,640     The Hospitals and Higher
                               Education Facilities
                               Authority of
                               Philadelphia, (Graduate
                               Health System), 6.70%,
                               7/1/98                          1,704,895
Baa1      BBB+       1,250     The Hospitals and Higher
                               Education Facilities
                               Authority of
                               Philadelphia, (Graduate
                               Health System), 6.90%,
                               7/1/00                          1,328,450
Baa1      BBB+       1,000     The Hospitals and Higher
                               Education Facilities
                               Authority of
                               Philadelphia, (Graduate
                               Health System), 7.00%,
                               7/1/05                          1,073,840
Baa1      BBB+       2,475     The Hospital and Higher
                               Education Facilities
                               Authority of
                               Philadelphia, (Temple
                               University Hospital),
                               6.00%, 11/15/00                 2,524,921
Aa          NR       1,535     Pottsville, PA, Hospital
                               Authority, (Daughters of
                               Charity), 4.75%, 8/15/03        1,495,612
                                                              -----------
                                                             $12,079,844
                                                              -----------
                               Housing - 3.7%
Aaa        AAA      $2,450     Pennsylvania Housing
                               Finance Agency, (FNMA),
                               5.70%, 7/1/02                 $ 2,486,677
Aa          AA       1,250     Pennsylvania Housing
                               Finance Agency, (FHA),
                               7.125%, 4/1/14                  1,297,188
                                                              -----------
                                                             $ 3,783,865
                                                              -----------
                               Industrial Development
                               Revenue - 2.9%
NR          A-      $1,100     Butler County, PA
                               Industrial Development
                               Authority, (Sherwood
                               Oaks Project), 5.10%,
                               6/1/01                        $ 1,074,073
NR          NR         885     Chester County, PA,
                               Industrial Development
                               Authority, 8.00%, 9/1/05          886,805
A3          A-       1,000     Clinton County, PA,
                               Industrial Development
                               Authority,
                               (International Paper
                               Company), 5.375%, 5/1/04        1,006,430
                                                              -----------
                                                             $ 2,967,308
                                                              -----------

                               Insured Education - 5.7%
Aaa        AAA    $2,280       Lycoming County
                               Authority,
                               Pennnsylvania, College
                               Revenue Bonds, (AMBAC),
                               6.00%, 11/1/01                $2,438,688
Aaa        AAA       1,000     Northampton County
                               Higher Education
                               Authority, (Lehigh
                               University), (MBIA),
                               7.10%, 11/15/09                1,102,500
Aaa        AAA       2,000     Pennsylvania State
                               Higher Education
                               Assistance Agency,
                               (FGIC), 6.80%, 12/1/00         2,145,760
Aaa        AAA         250     Pennsylvania Higher
                               Educational Facilities
                               Authority (Bryn Mawr
                               College), (FGIC), 6.75%,
                               12/1/01                          271,373
                                                              -----------
                                                             $5,958,321
                                                              -----------
                               Insured General
                               Obligations - 7.5%
Aaa        AAA      $  915     Conestoga Valley School
                               Disrtict of Lancaster
                               County, Pennsylvania,
                               (FGIC), 6.80%, 5/1/03         $  998,402
Aaa        AAA       1,235     Dauphin County,
                               Pennsylvania, (MBIA),
                               6.00%, 8/1/02                  1,323,253
Aaa        AAA         265     Greensburg Salem School
                               District, (Westmoreland
                               County, Pennsylvania),
                               (MBIA), 5.80%, 9/15/01           282,649
Aaa        AAA       1,000     Commonwealth of
                               Pennsylvania, (MBIA),
                               6.60%, 1/1/01                  1,095,040
Aaa        AAA         385     Pennsylvania Finance
                               Authority, (South Side
                               Area School District,
                               Beaver County Project),
                               (AMBAC), 5.40%, 9/1/01           399,549
Aaa        AAA       1,000     Pennsylvania Public
                               School District Building
                               Authority, (Hazelton
                               Area School District
                               Project), (FGIC), 6.50%,
                               3/1/08                         1,055,240
Aaa        AAA         275     The School District of
                               Philadelphia,
                               Pennsylvania, (AMBAC),
                               6.35%, 5/15/02                   298,568
Aaa        AAA         750     Pocono Mountain School
                               District, Monroe County,
                               Pennsylvania, (AMBAC),
                               5.90%, 10/1/02                   795,113
Aaa        AAA       1,385     City of Pittsburgh,
                               Pennsylvania, (MBIA),
                               6.00%, 9/1/01                  1,494,637
                                                              -----------
                                                             $7,742,451
                                                              -----------
                               Insured Health Care - 2.1%
Aaa        AAA      $2,050     Sayre Health Care
                               Facilities Authority,
                               (Guthrie Medical
                               Center), (AMBAC), 6.50%,
                               3/1/00                        $2,208,773
                                                              -----------
                               Insured Hospitals - 9.6%
Aaa        AAA      $2,215     The Hospital Authority
                               of Beaver County,
                               Pennsylvania, (The
                               Medical Center of
                               Beaver, PA), (AMBAC),
                               5.90%, 7/1/00                 $2,349,783
Aaa        AAA         500     Delaware County
                               Authority of
                               Pennsylvania, (Crozer-
                               Chester Medical Center),
                               (MBIA), 7.10%, 12/15/99          549,170
Aaa        AAA       2,000     Delaware County
                               Authority of
                               Pennsylvania, (Delaware
                               Memorial Hospital),
                               (MBIA), 5.125%, 8/15/06        1,987,520
Aaa        AAA       1,000     Erie County,
                               Pennsylvania, Hospital
                               Authority, (Hamot Health
                               System), (AMBAC), 7.10%,
                               2/15/10                        1,086,850
Aaa        AAA         400     Franklin County
                               Industrial Development
                               Authority,
                               (The Chambersburg
                               Hospital Project),
                               (FGIC), 5.80%, 7/1/02            420,888
Aaa        AAA         500     Lancaster County
                               Hospital Authority, (The
                               Lancaster General
                               Hospital Project),
                               (AMBAC), 5.80%, 7/1/01           528,900
Aaa        AAA         525     Lehigh County General
                               Purpose Authority, (St.
                               Luke's Hospital of
                               Bethlehem, Pennsylvania
                               Project), (AMBAC),
                               5.70%, 7/1/01                    552,185

Aaa        AAA         250     Mt. Lebanon Hospital
                               Authority (Allegheny
                               County, Pennsylvania)
                               (St. Clair Memorial
                               Hospital), (FGIC),
                               5.90%, 7/1/02                    264,330
Aaa        AAA       2,100     Washington County
                               Hospital Authority,
                               (Shadyside Hospital
                               Project), (AMBAC),
                               5.80%, 12/15/02                2,214,597
                                                              -----------
                                                             $9,954,223
                                                              -----------
                               Insured Lease Revenue/
                               Certificates of
                               Participation - 3.0%
Aaa        AAA      $  500     The Harrisburg Authority
                               (Dauphin County,
                               Pennsylvania), Lease
                               Revenue Bonds, (FGIC),
                               6.25%, 6/1/01                 $  538,075
Aaa        AAA       1,000     Northumberland County
                               Authority, Pennsylvania,
                               Lease Revenue Bonds,
                               (MBIA), 6.50%, 10/15/01        1,101,810
Aaa        AAA         500     The Philadelphia
                               Municipal Authority,
                               Justice Lease Revenue
                               Bonds, (MBIA), 6.40%,
                               11/15/98                         534,020
Aaa        AAA         810     The Philadelphia
                               Municipal Authority,
                               Justice Lease Revenue
                               Bonds, (MBIA), 6.60%,
                               11/15/00                         890,757
                                                              -----------
                                                             $3,064,662
                                                              -----------
                               Insured Special Tax - 2.1%
Aaa        AAA      $2,070     Pennsylvania
                               Intergovernmental
                               Cooperation Authority,
                               (City of Philadelphia
                               Funding Program),
                               (FGIC), 6.00%, 6/15/02        $2,225,374
                                                              -----------
                               Insured Transportation - 4.3%
Aaa        AAA      $4,250     Pennsylvania State
                               Turnpike Commisssion,
                               (AMBAC), 6.25%, 6/1/11        $4,427,778
                                                              -----------
                               Insured Water & Sewer - 1.7%
Aaa        AAA      $  700     Delaware County
                               Industrial Development
                               Authority, (Philadelphia
                               Suburban Water Conpany
                               Project), (FGIC), 5.95%,
                               6/1/02                        $  743,722
Aaa        AAA       1,000     City of Philadelphia,
                               Pennsylvania, Water and
                               Wastewater Revenue
                               Bonds, (FSA), 4.875%,
                               6/15/01                        1,012,570
                                                              -----------
                                                             $1,756,292
                                                              -----------
                               Solid Waste - 3.0%
Baa         A-      $  500     Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.20%, 5/15/99                $  517,240
Baa         A-         500     Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.20%, 11/15/99                  519,390
Baa         A-         300     Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.40%, 5/15/00                   313,452
Baa         A-         500     Greater Lebanon Refuse
                               Authority of Lebanon
                               County, Pennsylvania,
                               Solid Waste Revenue,
                               6.40%, 11/15/00                  524,545
NR          NR       1,200     Pennsylvania Economic
                               Development Financing
                               Authority, (Resource
                               Recovery for
                               Northampton), 6.75%,
                               1/1/07                         1,206,396
                                                              -----------
                                                             $3,081,023
                                                              -----------
                               Special Tax Revenue - 0.5%
Baa1      BBB+      $  250     Puerto Rico
                               Infrastructure Financing
                               Authority, Special Tax
                               Revenue Bonds, 7.60%,
                               7/1/00                        $  273,703
NR          NR         250     Virgin Islands Public
                               Finance Authority, (V.I.
                               General Obligation/
                               Matching Fund Loan
                               Notes), 6.70%, 10/1/99           265,483
                                                              -----------
                                                             $  539,186
                                                              -----------
                               Transportation - 3.6%
Aa3        AA-      $2,550     Southeastern
                               Pennsylvania
                               Transportation
                               Authority, LOC: Canadian
                               Imperial Bank of
                               Commerce, 6.00%, 6/1/99       $2,681,886

Aa3        AA-       1,000     Southeastern
                               Pennsylvania
                               Transportation
                               Authority, LOC: Canadian
                               Imperial Bank of
                               Commerce, 6.00%, 6/1/01         1,063,860
                                                              -----------
                                                            $  3,745,746
                                                              -----------
                               Utility - 1.0%
NR          NR      $1,000     Virgin Island Water &
                               Power Authority, 7.40%,
                               7/1/11                       $  1,050,210
                                                              -----------
                               Water & Sewer - 1.7%
NR          AA      $1,600     Pennsylvania
                               Infrastructure
                               Investment Authority,
                               (Pennvest Pool Program),
                               6.45%, 9/1/04                $  1,764,684
                                                              -----------
                               Total tax-exempt
                               investments (identified
                               cost, $100,829,234)          $103,648,403
                                                              ===========

(1) When-issued security. At September 30, 1995, the Portfolio had sufficient cash and/or securities segregated as collateral for when-issued securities.

The Portfolio invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 1995, 36.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution range from 0.5% to 16.7% of total investments.

                      See notes to financial statements

                      Limited Maturity Tax Free Portfolios
                             Financial Statements
                     Statements of Assets and Liabilities
                        September 30, 1995 (Unaudited)

                              California   Connecticut      Florida    Massachusetts      Michigan
                               Limited       Limited        Limited        Limited        Limited
                              Portfolio     Portfolio      Portfolio      Portfolio      Portfolio
                              ----------    ----------    -----------    -----------   ------------
Assets:
 Investments -
  Identified cost            $66,519,577   $15,417,395   $134,625,228   $106,487,409    $24,819,371
  Unrealized appreciation      2,001,701       372,557      4,742,218      2,618,077      1,050,285
                                --------      --------      ---------      ---------      ----------
 Total investments, at
  value (Note 1A)            $68,521,278   $15,789,952   $139,367,446   $109,105,486    $25,869,656
 Cash                            150,948        11,199        717,672        459,999            485
 Receivable for
  investments sold                    --        55,000             --             --      1,079,040
 Interest receivable           1,199,741       271,044      3,327,349      1,757,622        582,448
 Deferred organization
  expenses (Note 1D)               3,908         3,640         10,895         10,579          4,933
                                --------      --------      ---------      ---------      ----------
     Total assets            $69,875,875   $16,130,835   $143,423,362   $111,333,686    $27,536,562
                                --------      --------      ---------      ---------      ----------

Liabilities:
 Demand note payable
   (Note 5)                  $        --   $        --   $         --   $         --    $   444,000
 Payable to affiliates -
  Trustees' fees                   1,397            43          2,590          1,908            426
  Custodian fees                      --            72          2,618          1,350            339
 Accrued expenses                  1,507         1,125          2,693          2,338          1,272
                                --------      --------      ---------      ---------      ----------
     Total liabilities       $     2,904   $     1,240   $      7,901   $      5,596    $   446,037
                                --------      --------      ---------      ---------      ----------

 Net Assets applicable to
  investors' interest in
   Portfolio                 $69,872,971   $16,129,595   $143,415,461   $111,328,090    $27,090,525
                                ========      ========      =========      =========      ==========

Sources of Net Assets:
 Net proceeds from capital
  contributions and
   withdrawals               $67,871,270   $15,757,038   $138,673,243   $108,710,013    $26,040,240
 Unrealized appreciation
  of investments
   (computed on the basis
    of identified cost)        2,001,701       372,557      4,742,218      2,618,077      1,050,285
                                --------      --------      ---------      ---------      ----------
     Total                   $69,872,971   $16,129,595   $143,415,461   $111,328,090    $27,090,525
                                ========      ========      =========      =========      ==========

See notes to financial statements

                      Statements of Assets and Liabilities
                         September 30, 1995 (Unaudited)

                              New Jersey     New York         Ohio       Pennsylvania
                               Limited        Limited       Limited         Limited
                              Portfolio      Portfolio     Portfolio       Portfolio
                              ----------    -----------    ----------   -------------
Assets:
 Investments -
  Identified cost            $83,167,449   $150,966,523   $35,685,052    $100,829,234
  Unrealized appreciation      2,508,628      2,818,263     1,119,719       2,819,169
                                --------      ---------      --------      -----------
 Total investments, at
  value (Note 1A)            $85,676,077   $153,784,786   $36,804,771    $103,648,403
 Cash                                671        621,235       274,726         413,143
 Receivable for
  investments sold             4,425,566             --            --              --
 Interest receivable           1,552,264      2,769,529       722,895       1,560,256
 Deferred organization
  expenses (Note 1D)               4,578          6,647         3,838           6,923
                                --------      ---------      --------      -----------
     Total assets            $91,659,156   $157,182,197   $37,806,230    $105,628,725
                                --------      ---------      --------      -----------

Liabilities:
 Demand note payable
   (Note 5)                  $   325,000   $         --   $        --    $         --
 Payable for investments
  purchased                    1,819,085             --            --       2,113,655
 Payable to affiliates -
  Trustees' fee                    1,396          2,590           427           1,908
  Custodian fees                      --          3,034            98              --
 Accrued expenses                  2,220          2,750         1,454           2,438
                                --------      ---------      --------      -----------
     Total liabilities       $ 2,147,701   $      8,374   $     1,979    $  2,118,001
                                --------      ---------      --------      -----------

 Net Assets applicable to
  investors' interest in
  Portfolio                  $89,511,455   $157,173,823   $37,804,251    $103,510,724
                                ========      =========      ========      ===========

Sources of Net Assets:
 Net proceeds from capital
  contributions and
   withdrawals               $87,002,827   $154,355,560   $36,684,532    $100,691,555
 Unrealized appreciation
  of investments
   (computed on the basis
   of identified cost)         2,508,628      2,818,263     1,119,719       2,819,169
                                --------      ---------      --------      -----------
     Total                   $89,511,455   $157,173,823   $37,804,251    $103,510,724
                                ========      =========      ========      ===========

                            Statements of Operations
                 Six Months Ended September 30, 1995 (Unaudited)

                             California  Connecticut     Florida   Massachusetts     Michigan
                               Limited      Limited      Limited       Limited       Limited
                              Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                              ---------    ---------    ---------    -----------   ----------
Investment Income:
 Interest income (Note 1B)   $2,055,893    $440,409    $4,047,304    $3,062,695     $  835,120
                                -------      -------      -------      ---------      --------

 Expenses -
  Investment adviser fee
  (Note 2)                   $  176,371    $ 38,380    $  351,182    $  265,896     $   69,945
  Compensation of Trustees
   not members of the
   Investment Adviser's
   organization                   3,529          98         6,248         4,693            971
  Custodian fees (Note 2)        19,955       5,833        39,730        27,475          9,006
  Printing and postage               --       1,002            --            --             --
  Legal and accounting
    services                     19,428      18,299        28,228        24,265         21,928
  Amortization of
  organization
    expenses (Note 1D)              757       1,288         2,108         2,050          1,561
  Miscellaneous                  12,123       3,661        12,432         9,128          6,078
                                -------      -------      -------      ---------      --------
   Total expenses            $  232,163    $ 68,561    $  439,928    $  333,507     $  109,489
                                -------      -------      -------      ---------      --------
  Deduct preliminary
  reduction of
    investment adviser fee
     (Note 2)                $       --    $ 35,286    $       --    $       --     $       --
  Deduct reduction of
  custodian fees
    (Note 2)                     18,486       4,013        12,321        11,608          7,047
                                -------      -------      -------      ---------      --------
   Total                     $   18,486    $ 39,299    $   12,321    $   11,608     $    7,047
                                -------      -------      -------      ---------      --------
    Net expenses             $  213,677    $ 29,262    $  427,607    $  321,899     $  102,442
                                -------      -------      -------      ---------      --------
     Net investment income   $1,842,216    $411,147    $3,619,697    $2,740,796     $  732,678
                                -------      -------      -------      ---------      --------

Realized and Unrealized
  Gain (Loss) on
  Investments:
 Net realized gain (loss) -
    Investment
    transactions
    (identified
    cost basis)              $  258,229    $  9,950    $   (9,718)   $  (39,766)    $   89,569
  Financial futures
    contracts                  (392,888)    (77,970)     (785,149)     (575,026)      (155,939)
                                -------      -------      -------      ---------      --------
  Net realized loss on
   investments               $ (134,659)   $(68,020)   $ (794,867)   $ (614,792)    $  (66,370)
                                -------      -------      -------      ---------      --------

 Change in unrealized
  appreciation -
  Investments                $1,393,879    $419,008    $3,885,734    $2,650,178     $  536,892
  Financial futures
    contracts                    69,703      13,600       142,806       100,304         27,201
                                -------      -------      -------      ---------      --------
   Net unrealized
     appreciation of
     investments             $1,463,582    $432,608    $4,028,540    $2,750,482     $  564,093
                                -------      -------      -------      ---------      --------
    Net realized and
      unrealized gain on
      investments            $1,328,923    $364,588    $3,233,673    $2,135,690     $  497,723
                                -------      -------      -------      ---------      --------
     Net increase in net
       assets from
        operations           $3,171,139    $775,735    $6,853,370    $4,876,486     $1,230,401
                                =======      =======      =======      =========      ========

                            Statements of Operations
                 Six Months Ended September 30, 1995 (Unaudited)

                                 New
                               Jersey      New York       Ohio       Pennsylvania
                               Limited      Limited      Limited       Limited
                              Portfolio    Portfolio    Portfolio     Portfolio
                              ---------    ---------    ---------   ------------
Investment Income:
 Interest income (Note 1B)   $2,489,042   $4,335,568   $1,090,834     $2,890,795
                                -------      -------      -------      ----------

 Expenses -
  Investment adviser fee
    (Note 2)                 $  215,061   $  379,668   $   90,213     $  249,262
  Compensation of Trustees
    not members of the
  Investment Adviser's
    organization                  3,200        6,248          972          4,694
  Custodian fee (Note 2)         22,474       43,155       11,390         25,892
  Legal and accounting
    services                     24,128       28,628       21,928         24,128
  Amortization of
    organization expenses
    (Note 1D)                       897        1,288        1,288          1,340
  Miscellaneous                   9,854       10,041        6,198         15,276
                                -------      -------      -------      ----------
   Total expenses            $  275,614   $  469,028   $  131,989     $  320,592
  Deduct reduction of
    custodian fees
    (Note 2)                     13,592       25,625        4,597         13,572
                                -------      -------      -------      ----------
    Net expenses             $  262,022   $  443,403   $  127,392     $  307,020
                                -------      -------      -------      ----------
     Net investment income   $2,227,020   $3,892,165   $  963,442     $2,583,775
                                -------      -------      -------      ----------

Realized and Unrealized
  Gain (Loss) on
  Investments:
 Net realized gain (loss) -
    Investment
    transactions
    (identified cost
    basis)                   $  (24,897)  $  268,341   $  231,074     $ (314,525)
  Financial futures
    contracts                  (467,818)    (834,507)    (198,591)      (545,788)
                                -------      -------      -------      ----------
     Net realized
        gain (loss) on
        investments          $ (492,715)  $ (566,166)  $   32,483     $ (860,313)
                                -------      -------      -------      ----------

 Change in unrealized
   appreciation -
  Investments                $1,825,460   $3,600,346   $  592,873     $2,650,194
  Financial futures
   contracts                     81,604      147,906       32,301         95,204
                                -------      -------      -------      ----------
    Net unrealized
      appreciation of
      investments            $1,907,064   $3,748,252   $  625,174     $2,745,398
                                -------      -------      -------      ----------
     Net realized and
       unrealized gain on
       investments           $1,414,349   $3,182,086   $  657,657     $1,885,085
                                -------      -------      -------      ----------
      Net increase in net
        assets from
        operations           $3,641,369   $7,074,251   $1,621,099     $4,468,860
                                =======      =======      =======      ==========

                      Statements of Changes in Net Assets
                 Six Months Ended September 30, 1995 (Unaudited)

                             California     Connecticut       Florida     Massachusetts      Michigan
                               Limited        Limited         Limited         Limited         Limited
                              Portfolio      Portfolio       Portfolio       Portfolio       Portfolio
                             ------------    -----------    ------------    ------------   -------------
Increase (Decrease) in
  Net Assets:
 From operations -
  Net investment income     $  1,842,216    $   411,147    $  3,619,697    $  2,740,796     $   732,678
  Net realized loss on
    investments                 (134,659)       (68,020)       (794,867)       (614,792)        (66,370)
  Change in unrealized
    appreciation of
    investments                1,463,582        432,608       4,028,540       2,750,482         564,093
                              ----------      ---------      ----------      ----------      -----------
   Net increase in net
     assets from
     operations             $  3,171,139    $   775,735    $  6,853,370    $  4,876,486     $ 1,230,401
                              ----------      ---------      ----------      ----------      -----------

 Capital transactions -
  Contributions             $  1,290,241    $   601,391    $  4,437,740    $  2,320,808     $   520,163
  Withdrawals                (16,932,134)    (2,563,149)    (32,454,564)    (14,988,746)     (7,858,055)
                              ----------      ---------      ----------      ----------      -----------
   Decrease in net
    assets resulting
    from capital
    transactions            $(15,641,893)   $(1,961,758)   $(28,016,824)   $(12,667,938)    $(7,337,892)
                              ----------      ---------      ----------      ----------      -----------
     Total decrease in
       net assets           $(12,470,754)   $(1,186,023)   $(21,163,454)   $ (7,791,452)    $(6,107,491)

Net Assets:
 At beginning of period       82,343,725     17,315,618     164,578,915     119,119,542      33,198,016
                              ----------      ---------      ----------      ----------      -----------
 At end of period           $ 69,872,971    $16,129,595    $143,415,461    $111,328,090     $27,090,525
                              ==========      =========      ==========      ==========      ===========

                      Statements of Changes in Net Assets
                 Six Months Ended September 30, 1995 (Unaudited)

                               New Jersey       New York         Ohio         Pennsylvania
                                Limited         Limited         Limited         Limited
                               Portfolio       Portfolio       Portfolio       Portfolio
                              ------------    ------------    -----------   --------------
Increase (Decrease) in Net
  Assets:
 From operations -
  Net investment income       $  2,227,020    $  3,892,165    $   963,442     $  2,583,775
  Net realized gain (loss)
   on investments                 (492,715)       (566,166)        32,483         (860,313)
  Change in unrealized
  appreciation of
  investments                    1,907,064       3,748,252        625,174        2,745,398
                                ----------      ----------      ---------      ------------
   Net increase in net
  assets from operations      $  3,641,369    $  7,074,251    $ 1,621,099     $  4,468,860
                                ----------      ----------      ---------      ------------

 Capital transactions -
  Contributions               $  1,142,131    $  5,054,457    $   818,313     $  2,639,124
  Withdrawals                  (12,551,720)    (28,587,309)    (4,070,535)     (17,203,305)
                                ----------      ----------      ---------      ------------
   Decrease in net assets
    resulting from capital
    transactions              $(11,409,589)   $(23,532,852)   $(3,252,222)    $(14,564,181)
                                ----------      ----------      ---------      ------------
     Total decrease in net
       assets                 $ (7,768,220)   $(16,458,601)   $(1,631,123)    $(10,095,321)

Net Assets:
 At beginning of period         97,279,675     173,632,424     39,435,374      113,606,045
                                ----------      ----------      ---------      ------------
 At end of period             $ 89,511,455    $157,173,823    $37,804,251     $103,510,724
                                ==========      ==========      =========      ============

                      Statements of Changes in Net Assets
                            Year Ended March 31, 1995

                                 California    Connecticut       Florida    Massachusetts      Michigan
                                   Limited        Limited        Limited        Limited         Limited
                                  Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                 ------------    ----------    ------------    -----------   -------------
Increase (Decrease) in Net
  Assets:
 From operations -
  Net investment income         $  4,317,764   $   874,089    $  8,483,858   $  5,912,832    $  1,731,146
  Net realized loss on
    investments                   (3,541,623)     (562,025)     (4,072,437)    (2,100,952)     (1,889,732)
  Net unrealized
    appreciation of
    investments                    2,987,188       573,926       5,067,690      2,792,609       1,913,469
                                  ----------      --------      ----------      ---------      -----------
   Net increase in net
     assets from operations     $  3,763,329   $   885,990    $  9,479,111   $  6,604,489    $  1,754,883
                                  ----------      --------      ----------      ---------      -----------

 Capital transactions -
  Contributions                 $ 14,449,584   $ 4,383,626    $ 29,535,670   $ 17,263,223    $  8,180,397
  Withdrawals                    (31,573,058)   (4,720,895)    (60,412,518)   (24,520,587)    (12,345,746)
                                  ----------      --------      ----------      ---------      -----------
   Decrease in net assets
     resulting from capital
     transactions               $(17,123,474)  $  (337,269)   $(30,876,848)  $ (7,257,364)   $ (4,165,349)
                                  ----------      --------      ----------      ---------      -----------
    Total decrease in
        net assets              $(13,360,145)  $   548,721    $(21,397,737)  $   (652,875)   $ (2,410,466)

Net Assets:
 At beginning of year             95,703,870    16,766,897     185,976,652    119,772,417      35,608,482
                                  ----------      --------      ----------      ---------      -----------
 At end of year                 $ 82,343,725   $17,315,618    $164,578,915   $119,119,542    $ 33,198,016
                                  ==========      ========      ==========      =========      ===========

                      Statements of Changes in Net Assets
                            Year Ended March 31, 1995

                               New Jersey       New York         Ohio        Pennsylvania
                                Limited         Limited        Limited         Limited
                               Portfolio       Portfolio      Portfolio       Portfolio
                              ------------    ------------    ----------   --------------
Increase (Decrease) in Net
  Assets:
 From operations -
  Net investment income       $  4,840,639    $  8,821,606   $ 1,988,159     $  5,762,059
  Net realized loss on
    investments                 (2,432,985)     (2,970,287)   (1,848,899)      (1,989,932)
  Net unrealized
    appreciation of
    investments                  2,933,058       3,317,903     1,939,481        2,563,670
                                ----------      ----------      --------      ------------
   Net increase in net
     assets from
     operations               $  5,340,712    $  9,169,222   $ 2,078,741     $  6,335,797
                                ----------      ----------      --------      ------------

 Capital transactions -
  Contributions               $ 13,706,598    $ 23,864,886   $ 8,548,567     $ 15,664,244
  Withdrawals                  (24,715,358)    (43,169,334)   (9,169,484)     (32,013,516)
                                ----------      ----------      --------      ------------
   Decrease in net assets
    resulting from capital
    transactions              $(11,008,760)   $(19,304,448)  $  (620,917)    $(16,349,272)
                                ----------      ----------      --------      ------------
    Total decrease in net
     assets                   $ (5,668,048)   $(10,135,226)  $ 1,457,824     $(10,013,475)

Net Assets:
 At beginning of year          102,947,723     183,767,650    37,977,550      123,619,520
                                ----------      ----------      --------      ------------
 At end of year               $ 97,279,675    $173,632,424   $39,435,374     $113,606,045
                                ==========      ==========      ========      ============

                               Supplementary Data

                                     California                              Connecticut
                                  Limited Portfolio                       Limited Portfolio
                         ------------------------------------   -------------------------------------
                                              Year Ended                               Year Ended
                                               March 31,                               March 31,
                                           ------------------                     -------------------
                          Six Months                              Six Months
                             Ended                                   Ended
                         September 30,                           September 30,
                             1995                                    1995
                          (unaudited)       1995     1994**       (unaudited)       1995      1994*
                         --------------    -------    -------    --------------    -------   --------
Ratios (As a
  percentage of
  average daily net
  assets)++:
 Net expenses                0.60%+         0.53%      0.46%+         0.39%+        0.17%      0.00%+
 Net investment
  income                     4.80%+         4.72%      4.50%+         4.87%+        4.95%      4.53%+
Portfolio Turnover              8%            56%         6%            25%           73%        39%
Net Assets, end of
  period
  (000 omitted)           $69,873        $82,344    $95,704        $16,130       $17,316    $16,767

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment
   Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses                                              0.52%+         0.81%+        0.67%      0.62%+
 Net investment
  income                                               4.44%+         4.45%+        4.45%      3.92%+

                                       Florida                              Massachusetts
                                  Limited Portfolio                       Limited Portfolio
                         ------------------------------------   -------------------------------------
                                              Year Ended                               Year Ended
                                               March 31,                               March 31,
                                           ------------------                     -------------------
                          Six Months                              Six Months
                             Ended                                   Ended
                         September 30,                           September 30,
                             1995                                    1995
                          (unaudited)       1995     1994**       (unaudited)       1995      1994**
                         --------------    -------    -------    --------------    -------   --------
Ratios (As a
  percentage of
  average daily net
  assets):
 Net expenses                0.57%+         0.52%      0.49%+        0.57%+         0.54%      0.52%+
 Net investment
  income                     4.71%+         4.73%      4.53%+        4.70%+         4.90%      4.57%+
Portfolio Turnover              3%            44%         8%            4%            46%         8%
Net Assets, end of
  period
  (000 omitted)          $143,415       $164,579   $185,977      $111,328       $119,120   $119,772


 + Annualized.
 * or the period from the start of business, April 16, 1993, to March 31, 1994.
** For the period from the start of business, May 3, 1993, to March 31, 1994.

                               Supplementary Data

                                       Michigan                              New Jersey
                                   Limited Portfolio                      Limited Portfolio
                           ----------------------------------   -------------------------------------
                                               Year Ended                             Year Ended
                                                March 31,                              March 31,
                                             ----------------                     -------------------
                            Six Months                            Six Months
                               Ended                                 Ended
                           September 30,                         September 30,
                               1995                                  1995
                            (unaudited)      1995     1994*       (unaudited)      1995      1994**
                           --------------    ------    ------    --------------    ------   ---------
Ratios (As a
  percentage of
  average daily net
  assets)++:
 Net expenses                   0.73%+        0.48%     0.00%+        0.59%+        0.54%      0.54%+
 Net investment income          4.91%+        4.88%     4.62%+        4.74%+        4.73%      4.53%+
Portfolio Turnover                17%          111%       30%           17%           44%        10%
Net Assets, end of
  period
  (000 omitted)              $27,091       $33,198   $35,608       $89,511       $97,280   $102,948

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses                                     0.59%     0.54%+
 Net investment income                        4.77%     4.08%+

                                           New York                                  Ohio
                                       Limited Portfolio                      Limited Portfolio
                              ------------------------------------   ------------------------------------
                                                   Year Ended                              Year Ended
                                                    March 31,                              March 31,
                                                ------------------                     ------------------
                               Six Months                              Six Months
                                  Ended                                   Ended
                              September 30,                           September 30,
                                  1995                                    1995
                               (unaudited)       1995     1994**       (unaudited)      1995      1994*
                              --------------    -------    -------    --------------    ------   --------
Ratios (As a percentage
  of average daily net
  assets)++:
 Net expenses                         0.56%+        0.52%        0.47%+       0.68%+       0.46%       0.00%+
 Net investment income                4.65%+        4.79%        4.50%+       5.00%+       4.96%       4.68%+
Portfolio Turnover                      12%           31%           5%          33%         120%         33%
Net Assets, end of period
  (000 omitted)                   $157,174      $173,632     $183,768      $37,804      $39,435     $37,978

++ The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or an allocation of expenses to the Investment
   Adviser. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
 Expenses                                                                                  0.58%       0.54%+
 Net investment income                                                                     4.84%       4.14%+

 + Annualized.
 * For the period from the start of business, April 16, 1993, to March 31, 1994.
** For the period from the start of business, May 3, 1993, to March 31, 1994.

                               Supplementary Data

                                           Pennsylvania
                                        Limited Portfolio
                             --------------------------------------
                                Six Months
                                   Ended
                               September 30,      Year Ended March
                                   1995                  31,
                                                -------------------
                                (unaudited)       1995       1994**
                              ---------------    -------   --------
Ratios (As a percentage of average daily net assets):
 Net expenses                          0.59%+        0.53%        0.50%+
 Net investment income                 4.74%+        4.77%        4.59%+
Portfolio Turnover                       11%           39%          12%
Net Assets, end of period
  (000 omitted)                    $103,511      $113,606     $123,620


+ Annualized.
** For the period from the start of business, May 3, 1993, to March 31, 1994.

                        Notes to Financial Statements
                                 (Unaudited)

(1) Significant Accounting Policies

California Limited Maturity Tax Free Portfolio (California Limited Portfolio), Connecticut Limited Maturity Tax Free Portfolio (Connecticut Limited Portfolio), Florida Limited Maturity Tax Free Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Tax Free Portfolio (Massachusetts Limited Portfolio), Michigan Limited Maturity Tax Free Portfolio (Michigan Limited Portfolio), New Jersey Limited Maturity Tax Free Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Tax Free Portfolio (New York Limited Portfolio), Ohio Limited Maturity Tax Free Portfolio (Ohio Limited Portfolio), and Pennsylvania Limited Maturity Tax Free Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years beginning on the date each Portfolio commenced operations.

E. Financial Futures Contracts - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transactions - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on settlement date.

G. Other - Investment transactions are accounted for on a trade date basis.

H. Interim Financial Information - The interim financial statements relating to September 30, 1995 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 1995, each Portfolio paid advisory fees as follows:
                                       Six Months Ended
                                      September 30, 1995
                                  -------------------------
                                                Effective
Portfolio                         Amount         Rate*
 ------------------------------    -------   --------------
California Limited                $176,371        0.46%
Connecticut Limited                 38,380        0.46%
Florida Limited                    351,182        0.46%
Massachusetts Limited              265,896        0.46%
Michigan Limited                    69,945        0.47%
New Jersey Limited                 215,061        0.46%
New York Limited                   379,668        0.45%
Ohio Limited                        90,213        0.47%
Pennsylvania Limited               249,262        0.46%

To enhance the net income of the Connecticut Limited Portfolio, BMR made a preliminary reduction of its fees in the amount of $35,286 for the six months ended September 30, 1995.

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IBT), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. For the six months ended September 30, 1995, credits used to reduce custodian fees amounted to $18,486, $4,013, $12,321, $11,608, $7,047, $13,592, $25,625, $4,597 and $13,572 for the California
Limited Portfolio, Connecticut Limited Portfolio, Florida Limited Portfolio, Massachusetts Limited Portfolio, Michigan Limited Portfolio, New Jersey Limited Portfolio, New York Limited Portfolio, Ohio Limited Portfolio and Pennsylvania Limited Portfolio, respectively. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the six months ended September 30, 1995, no significant amounts have been deferred.

* Advisory fees paid as a percentage of average daily net assets.

(3) Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 1995 were as follows:

            California  Connecticut     Florida   Massachusetts     Michigan
              Limited      Limited      Limited       Limited       Limited
             Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
              ---------    ---------    ---------    -----------   ---------
Purchases  $ 6,607,831   $4,125,355  $ 5,162,750    $ 4,003,173  $ 4,897,812
Sales       17,509,328    5,470,573   29,275,564     13,451,271   11,525,334

                New
               Jersey      New York       Ohio     Pennsylvania
              Limited      Limited      Limited       Limited
             Portfolio    Portfolio    Portfolio     Portfolio
              ---------    ---------    ---------    -----------
Purchases  $15,200,880  $18,971,165  $12,407,753    $11,758,908
Sales       25,889,803   34,910,838   14,670,529     22,905,817

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at September 30, 1995, as computed on a federal income tax basis, are as follows:

                  California    Connecticut       Florida     Massachusetts      Michigan
                    Limited        Limited        Limited         Limited         Limited
                   Portfolio      Portfolio      Portfolio       Portfolio       Portfolio
                   ---------      ---------      ---------      -----------     ---------
Aggregate cost   $66,519,577    $15,417,395   $134,625,229     $106,487,409    $24,819,371
                     =======        =======        =======        =========        =======
Gross
  unrealized
  appreciation   $ 2,135,020    $   408,314   $  4,948,721     $  2,684,696    $ 1,053,224
Gross
  unrealized
  depreciation       133,319         35,757        206,503           66,619          2,939
                     -------        -------        -------        ---------        -------
 Net
  unrealized
  appreciation   $ 2,001,701    $   372,557   $  4,742,218     $  2,618,077    $ 1,050,285
                   =========    ===========   ============     ============    ===========

                        New
                      Jersey        New York         Ohio      Pennsylvania
                      Limited        Limited        Limited       Limited
                     Portfolio      Portfolio      Portfolio     Portfolio
                     ---------      ---------      ---------    -----------
Aggregate cost     $83,167,449   $150,966,523    $35,685,052   $100,829,234
                       =======        =======        =======      =========
Gross
  unrealized
  appreciation     $ 2,594,969   $  3,131,891    $ 1,130,783   $  2,972,292
Gross
  unrealized
  depreciation          86,341        313,628         11,064        153,123
                       -------        -------        -------      ---------
 Net
  unrealized
  appreciation     $ 2,508,628   $  2,818,263    $ 1,119,719   $  2,819,169
                       =======        =======        =======      =========

(5) Line of Credit

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolios did not have any significant borrowings or allocated fees during the period.

(6) Financial Instruments

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios had no such obligations outstanding at September 30, 1995.

                            Investment Management

Funds

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President and Director,
United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser
and Consultant

Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Connecticut, Michigan, New Jersey,
and Ohio Limited Maturity Tax Free
Portfolios

Raymond E. Hender
Vice President and Portfolio Manager
of California, Florida, Massachusetts,
New York, and Pennsylvania Limited
Maturity Tax Free Portfolios

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of
New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of
Investment Banking, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President and Director,
United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser
and Consultant

Investment Adviser of Limited Maturity Tax Free Portfolios

Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Classic Limited Maturity Tax Free Funds

Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter

Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian

Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent

The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

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

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

                         Eaton Vance Investment Trust
                              24 Federal Street
                               Boston, MA 02110

                                                                    C-9LTFCSRC